UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2024

Date of reporting period: January 31, 2024

Item 1. Reports to Stockholders.

Strive U.S. Energy ETF
Strive 500 ETF
Strive U.S. Semiconductor ETF
Strive Emerging Markets Ex-China ETF
Strive 1000 Dividend Growth ETF
Strive 1000 Growth ETF
Strive 1000 Value ETF
Strive Small-Cap ETF
Strive Enhanced Income Short Maturity ETF
Strive Total Return Bond ETF
Strive FAANG 2.0 ETF

Semi-Annual Report

January 31, 2024

STRIVE ETFs

STRIVE ETFs

Strive U.S. Energy ETF
Tabular Presentation of Schedule of Investments
As of January 31, 2024 (Unaudited)

Sector	% Net Assets
Energy	94.1%
Utilities	5.4%
Industrials	0.2%
Money Market Funds	0.3%
Investments Purchased with Proceeds from Securities Lending	0.2%
Liabilities in Excess of Other Assets[1]	(0.2%)
Total	100.0%

1	Cash, cash equivalents and liabilities in excess of other assets.

Strive 500 ETF
Tabular Presentation of Schedule of Investments
As of January 31, 2024 (Unaudited)

Sector	% Net Assets
Information Technology	30.5%[1]
Financials	12.7%
Health Care	12.7%
Consumer Discretionary	10.1%
Communication Services	9.1%
Industrials	8.2%
Consumer Staples	5.9%
Energy	3.8%
Real Estate	2.2%
Utilities	2.1%
Materials	2.0%
Money Market Funds	0.5%
Investments Purchased with Proceeds from Securities Lending	0.0%
Other Assets in Excess of Liabilities[2]	0.2%
Total	100.0%

1	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
2	Cash, cash equivalents and other assets in excess of liabilities.

1

STRIVE ETFs
Strive U.S. Semiconductor ETF
Tabular Presentation of Schedule of Investments
As of January 31, 2024 (Unaudited)

Sector	% Net Assets
Information Technology	99.7%
Investments Purchased with Proceeds from Securities Lending	0.5%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets[1]	(0.5%)
Total	100.0%

1	Cash, cash equivalents and liabilities in excess of other assets.

Strive Emerging Markets Ex-China ETF
Tabular Presentation of Schedule of Investments
As of January 31, 2024 (Unaudited)

Sector	% Net Assets
Financials	26.4%[1]
Information Technology	25.2%[1]
Energy	9.2%
Materials	8.5%
Industrials	7.8%
Consumer Staples	6.3%
Communication Services	4.9%
Consumer Discretionary	4.5%
Utilities	3.1%
Health Care	2.8%
Real Estate	1.2%
Money Market Funds	1.3%
Liabilities in Excess of Other Assets[2]	(1.2%)
Total	100.0%

1	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
2	Cash, cash equivalents and liabilities in excess of other assets.

STRIVE ETFs
Strive 1000 Dividend Growth ETF
Tabular Presentation of Schedule of Investments
As of January 31, 2024 (Unaudited)

Sector	% Net Assets
Health Care	23.8%
Information Technology	23.5%
Industrials	13.4%
Financials	12.5%
Consumer Staples	8.8%
Consumer Discretionary	7.0%
Real Estate	3.1%
Utilities	2.6%
Energy	2.6%
Materials	2.1%
Communication Services	0.1%
Money Market Funds	0.4%
Other Assets in Excess of Liabilities[1]	0.1%
Total	100.0%

1	Cash, cash equivalents and other assets in excess of liabilities.

Strive 1000 Growth ETF
Tabular Presentation of Schedule of Investments
As of January 31, 2024 (Unaudited)

Sector	% Net Assets
Information Technology	38.9%[1]
Consumer Discretionary	12.0%
Health Care	11.5%
Communication Services	9.7%
Financials	8.3%
Industrials	8.3%
Consumer Staples	4.7%
Real Estate	2.0%
Materials	1.9%
Money Market Funds	0.9%
Energy	0.7%
Utilities	0.5%
Other Assets in Excess of Liabilities[2]	0.6%
Total	100.0%

1	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
2	Cash, cash equivalents and other assets in excess of liabilities.

STRIVE ETFs
Strive 1000 Value ETF
Tabular Presentation of Schedule of Investments
As of January 31, 2024 (Unaudited)

Sector	% Net Assets
Financials	23.2%
Health Care	13.9%
Energy	11.0%
Industrials	10.6%
Consumer Staples	8.5%
Information Technology	6.7%
Utilities	6.1%
Communication Services	5.9%
Consumer Discretionary	5.6%
Real Estate	3.8%
Materials	3.3%
Money Market Funds	1.2%
Other Assets in Excess of Liabilities[1]	0.2%
Total	100.0%

1	Cash, cash equivalents and other assets in excess of liabilities.
Strive Small-Cap ETF
Tabular Presentation of Schedule of Investments
As of January 31, 2024 (Unaudited)

Sector	% Net Assets
Financials	18.3%
Industrials	17.5%
Health Care	13.3%
Consumer Discretionary	13.1%
Information Technology	12.3%
Real Estate	6.5%
Materials	4.7%
Utilities	4.1%
Energy	4.1%
Consumer Staples	3.5%
Communication Services	1.9%
Investments Purchased with Proceeds from Securities Lending	1.8%
Money Market Funds	0.7%
Liabilities in Excess of Other Assets[1]	(1.8%)
Total	100.0%

1	Cash, cash equivalents and liabilities in excess of other assets.

STRIVE ETFs
Strive Enhanced Income Short Maturity ETF
Tabular Presentation of Schedule of Investments
As of January 31, 2024 (Unaudited)

Sector	% Net Assets
Asset-Backed Securities	29.2%
Collateralized Mortgage Obligations	27.6%
Corporate Bonds	25.0%
Collateralized Loan Obligations	9.4%
U.S. Treasury Obligations	2.4%
Money Market Funds	3.5%
U.S Treasury Bills	5.3%
Liabilities in Excess of Other Assets[1]	(2.4%)
Total	100.0%

1	Cash, cash equivalents and liabilities in excess of other assets.
Strive Total Return Bond ETF
Tabular Presentation of Schedule of Investments
As of January 31, 2024 (Unaudited)

Sector	% Net Assets
Mortgage-Backed Securities	47%
Asset-Backed Securities	16.3%
U.S. Treasury Obligations	14.5%
Corporate Bonds	9.0%
Money Market Funds	7.7%
Collateralized Loan Obligations	4.9%
Collateralized Mortgage Obligations	4.3%
Liabilities in Excess of Other Assets[1]	(3.5%)
Total	100.0%

1	Cash, cash equivalents and liabilities in excess of other assets.

STRIVE ETFs
Strive FAANG 2.0 ETF
Tabular Presentation of Schedule of Investments
As of January 31, 2024 (Unaudited)

Sector	% Net Assets
Industrials	32.9%[1]
Energy	27.7%[1]
Materials	27.3%[1]
Utilities	10.4%
Consumer Staples	1.2%
Money Market Funds	0.5%
Other Assets in Excess of Liabilities[2]	0.0%[3]
Total	100.0%

1	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
2	Cash, cash equivalents and other assets in excess of liabilities.
3	Represents less than 0.05% of Net Assets.

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Construction & Engineering - 0.2%
MDU Resources Group, Inc.	34,164	$666,540

Electric Utilities - 2.2%
Exelon Corp.	176,991	6,161,057
IDACORP, Inc.	8,986	831,924
		6,992,981

Gas Utilities - 1.4%
Atmos Energy Corp.	26,368	3,004,369
National Fuel Gas Co.	15,761	743,289
Southwest Gas Holdings, Inc.	12,473	731,916
		4,479,574

Independent Power Producers & Energy Traders - 0.6%
AES Corp.	118,545	1,977,331

Integrated Oil & Gas - 37.4%(a)
Chevron Corp.	306,936	45,251,574
Exxon Mobil Corp.	660,366	67,892,228
Occidental Petroleum Corp.	124,389	7,161,075
		120,304,877

Multi-Utilities - 0.6%
NiSource, Inc.	73,973	1,921,079

Oil & Gas Drilling - 0.7%
Helmerich & Payne, Inc.	17,180	691,667
Noble Corp. PLC	19,704	869,537
Transocean Ltd.(b)(c)	121,606	663,969
		2,225,173

Oil & Gas Equipment & Services - 8.4%
Baker Hughes Co.	180,295	5,138,408
Halliburton Co.	160,246	5,712,770
NOV, Inc.	70,126	1,368,158
Schlumberger N.V.	253,384	12,339,801
TechnipFMC PLC	78,356	1,515,405
Weatherford International PLC(b)	12,658	1,133,524
		27,208,066

The accompanying notes are an integral part of these financial statements.

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Oil & Gas Exploration & Production - 26.5%(a)
Antero Resources Corp.(b)	49,358	$1,102,658
APA Corp.	54,968	1,722,147
Chesapeake Energy Corp.	19,846	1,530,325
Chord Energy Corp.	7,241	1,113,376
Civitas Resources, Inc.	14,543	942,532
ConocoPhillips	213,721	23,908,967
Coterra Energy, Inc.	132,811	3,304,338
Devon Energy Corp.	113,543	4,771,077
Diamondback Energy, Inc.	30,332	4,663,242
EOG Resources, Inc.	103,917	11,824,714
EQT Corp.	73,049	2,585,935
Hess Corp.	49,384	6,939,934
Magnolia Oil & Gas Corp. - Class A	31,676	653,159
Marathon Oil Corp.	109,687	2,506,348
Matador Resources Co.	19,646	1,078,369
Murphy Oil Corp.	26,125	1,011,038
Ovintiv, Inc.	42,968	1,822,703
Permian Resources Corp.	44,613	601,383
Pioneer Natural Resources Co.	41,401	9,515,192
Range Resources Corp.	42,683	1,239,514
SM Energy Co.	21,265	788,506
Southwestern Energy Co.(b)	192,727	1,243,089
Viper Energy, Inc.	11,326	353,598
		85,222,144

Oil & Gas Refining & Marketing - 10.6%
HF Sinclair Corp.	24,321	1,373,893
Marathon Petroleum Corp.	71,151	11,782,606
PBF Energy, Inc. - Class A	19,908	1,005,553
Phillips 66	79,169	11,424,878
Valero Energy Corp.	62,656	8,702,918
		34,289,848

Oil & Gas Storage & Transportation - 10.5%
Antero Midstream Corp.	60,010	734,522
Cheniere Energy, Inc.	42,809	7,020,248
DT Midstream, Inc.	17,385	933,401
EnLink Midstream LLC	44,323	534,536
Hess Midstream LP - Class A	9,756	329,850
Kinder Morgan, Inc.	349,119	5,907,093
New Fortress Energy, Inc.(c)	14,733	489,578

The accompanying notes are an integral part of these financial statements.

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Oil & Gas Storage & Transportation - 10.5% (Continued)
ONEOK, Inc.	103,626	$7,072,475
Targa Resources Corp.	39,563	3,361,272
Williams Cos., Inc.	216,610	7,507,703
		33,890,678

Renewable Electricity - 0.6%
Brookfield Renewable Corp. - Class A	32,163	897,991
Clearway Energy, Inc. - Class A	5,336	119,847
Clearway Energy, Inc. - Class C	14,733	357,127
NextEra Energy Partners LP	16,521	493,152
		1,868,117
TOTAL COMMON STOCKS (Cost $320,804,623)		321,046,408

SHORT-TERM INVESTMENTS - 0.5%
Investments Purchased with Proceeds from Securities Lending - 0.2%
First American Government Obligations Fund - Class X, 5.25%(d)	781,359	781,359

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.25%(d)	881,212	881,212
TOTAL SHORT-TERM INVESTMENTS (Cost $1,662,571)		1,662,571

TOTAL INVESTMENTS - 100.2% (Cost $322,467,194)		$322,708,979
Liabilities in Excess of Other Assets - (0.2)%		(558,188)
TOTAL NET ASSETS - 100.0%		$322,150,791

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $727,167 which represented 0.2% of net assets.
(d)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	1,818	$164,311
Trade Desk, Inc. - Class A(a)	4,321	295,686
		459,997

Aerospace & Defense - 1.5%
Boeing Co.(a)	6,115	1,290,510
General Dynamics Corp.	2,407	637,831
HEICO Corp. - Class A	747	105,678
HEICO Corp.	329	59,085
Howmet Aerospace, Inc.	4,032	226,840
L3Harris Technologies, Inc.	1,899	395,790
Lockheed Martin Corp.	2,494	1,070,949
Northrop Grumman Corp.	1,386	619,209
RTX Corp.	14,652	1,335,089
TransDigm Group, Inc.	526	574,750
		6,315,731

Agricultural & Farm Machinery - 0.3%
Deere & Co.	2,692	1,059,517

Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	5,342	296,908

Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	1,559	196,948
FedEx Corp.	2,295	553,761
United Parcel Service, Inc. - Class B	7,323	1,039,134
		1,789,843

Apparel Retail - 0.4%
Ross Stores, Inc.	3,214	450,860
TJX Cos., Inc.	11,367	1,078,842
		1,529,702

Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc.(a)	1,137	515,993

Application Software - 3.2%
Adobe, Inc.(a)	4,597	2,839,935
ANSYS, Inc.(a)	860	281,934
Atlassian Corp. - Class A(a)	1,549	386,894
Autodesk, Inc.(a)	2,148	545,184
Bentley Systems, Inc. - Class B	2,013	101,455
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Application Software - 3.2% (Continued)
Cadence Design Systems, Inc.(a)	2,696	$777,688
Datadog, Inc. - Class A(a)	2,795	347,810
Fair Isaac Corp.(a)	232	278,129
HubSpot, Inc.(a)	477	291,447
Intuit, Inc.	2,764	1,744,996
Palantir Technologies, Inc. - Class A(a)	19,247	309,684
Roper Technologies, Inc.	1,057	567,609
Salesforce, Inc.(a)	9,541	2,681,880
Splunk, Inc.(a)	1,559	239,104
Synopsys, Inc.(a)	1,529	815,492
Tyler Technologies, Inc.(a)	416	175,864
Unity Software, Inc.(a)	2,623	84,985
Workday, Inc. - Class A(a)	2,049	596,402
Zoom Video Communications, Inc. - Class A(a)	2,309	149,184
		13,215,676

Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	1,019	394,180
Ares Management Corp. - Class A	1,662	201,900
Bank of New York Mellon Corp.	7,598	421,385
BlackRock, Inc.	1,398	1,082,486
Blackstone, Inc.	7,123	886,457
Blue Owl Capital, Inc. - Class A	4,223	65,625
Franklin Resources, Inc.	2,891	76,987
KKR & Co., Inc.	6,493	562,164
Northern Trust Corp.	1,923	153,148
State Street Corp.	3,083	227,741
T Rowe Price Group, Inc.	2,062	223,624
		4,295,697

Automobile Manufacturers - 1.6%
Ford Motor Co.	38,855	455,381
General Motors Co.	13,594	527,447
Lucid Group, Inc.(a)(b)	7,286	24,627
Rivian Automotive, Inc. - Class A(a)	6,374	97,586
Stellantis N.V.	21,430	470,603
Tesla, Inc.(a)	28,052	5,253,859
		6,829,503

Automotive Parts & Equipment - 0.1%
Aptiv PLC(a)	2,766	224,959
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Automotive Retail - 0.3%
AutoZone, Inc.(a)	175	$483,373
O'Reilly Automotive, Inc.(a)	594	607,691
		1,091,064

Biotechnology - 2.1%
AbbVie, Inc.	17,874	2,938,486
Alnylam Pharmaceuticals, Inc.(a)	1,240	214,408
Amgen, Inc.	5,415	1,701,718
Biogen, Inc.(a)	1,464	361,110
BioMarin Pharmaceutical, Inc.(a)	1,786	157,311
Gilead Sciences, Inc.	12,621	987,719
Incyte Corp.(a)	1,786	104,963
Moderna, Inc.(a)	3,374	340,943
Regeneron Pharmaceuticals, Inc.(a)	1,029	970,121
Vertex Pharmaceuticals, Inc.(a)	2,539	1,100,352
		8,877,131

Broadcasting - 0.0%(c)
Fox Corp. - Class A	2,909	93,961
Fox Corp. - Class B	1,332	39,973
		133,934

Broadline Retail - 3.5%
Amazon.com, Inc.(a)	91,769	14,242,549
eBay, Inc.	5,555	228,144
Etsy, Inc.(a)	1,215	80,870
		14,551,563

Building Products - 0.4%
Builders FirstSource, Inc.(a)	1,160	201,527
Carrier Global Corp.	8,219	449,661
Johnson Controls International PLC	6,887	362,876
Masco Corp.	2,255	151,739
Trane Technologies PLC	2,291	577,447
		1,743,250

Cable & Satellite - 0.6%
Charter Communications, Inc. - Class A(a)	947	351,062
Comcast Corp. - Class A	41,017	1,908,931
Liberty Broadband Corp. - Class A(a)	162	12,607
Liberty Broadband Corp. - Class C(a)	1,177	92,336
Sirius XM Holdings, Inc.	6,673	33,966
		2,398,902
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	788	$158,372
Old Dominion Freight Line, Inc.	952	372,251
		530,623

Casinos & Gaming - 0.1%
Las Vegas Sands Corp.	3,118	152,533
MGM Resorts International(a)	2,925	126,857
		279,390

Commercial & Residential Mortgage Finance - 0.0%(c)
Rocket Cos., Inc. - Class A(a)	908	11,177

Commodity Chemicals - 0.2%
Dow, Inc.	6,904	370,054
LyondellBasell Industries N.V. - Class A	2,693	253,465
		623,519

Communications Equipment - 0.7%
Arista Networks, Inc.(a)	2,413	624,195
Cisco Systems, Inc.	37,592	1,886,366
Motorola Solutions, Inc.	1,644	525,258
		3,035,819

Computer & Electronics Retail - 0.0%(c)
Best Buy Co., Inc.	1,813	131,424

Construction & Engineering - 0.1%
Quanta Services, Inc.	1,399	271,476

Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	5,139	1,543,293
PACCAR, Inc.	5,187	520,723
Westinghouse Air Brake Technologies Corp.	1,678	220,774
		2,284,790

Construction Machinery & Heavy Trucks - 0.1%
Cummins, Inc.	1,387	331,909

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	611	310,645
Vulcan Materials Co.	1,332	301,045
		611,690
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Consumer Electronics - 0.0%(c)
Garmin Ltd.	1,559	$186,285

Consumer Finance - 0.5%
American Express Co.	5,358	1,075,565
Capital One Financial Corp.	3,750	507,450
Discover Financial Services	2,329	245,756
Synchrony Financial	4,226	164,265
		1,993,036

Consumer Staples Merchandise Retail - 1.6%
Costco Wholesale Corp.	4,472	3,107,503
Dollar General Corp.	2,204	291,082
Dollar Tree, Inc.(a)	2,096	273,780
Target Corp.	4,621	642,689
Walmart, Inc.	14,483	2,393,316
		6,708,370

Copper - 0.1%
Freeport-McMoRan, Inc.	14,001	555,700

Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,162	237,281
SS&C Technologies Holdings, Inc.	2,013	122,833
		360,114

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	394	22,210
Brown-Forman Corp. - Class B	2,891	158,716
Constellation Brands, Inc. - Class A	1,626	398,500
		579,426

Distributors - 0.0%(c)
Genuine Parts Co.	1,332	186,786

Diversified Banks - 2.9%
Bank of America Corp.	69,316	2,357,437
Citigroup, Inc.	18,881	1,060,546
Fifth Third Bancorp	6,660	228,038
First Citizens BancShares, Inc. - Class A	104	157,040
JPMorgan Chase & Co.	29,115	5,076,492
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Diversified Banks - 2.9% (Continued)
PNC Financial Services Group, Inc.	3,996	$604,235
U.S. Bancorp	15,443	641,502
Wells Fargo & Co.	36,846	1,848,932
		11,974,222

Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	4,085	410,134
Corebridge Financial, Inc.	1,575	38,068
		448,202

Diversified Support Services - 0.2%
Cintas Corp.	851	514,489
Copart, Inc.(a)	8,793	422,416
		936,905

Drug Retail - 0.0%(c)
Walgreens Boots Alliance, Inc.	6,887	155,440

Electric Utilities - 1.4%
Alliant Energy Corp.	2,240	108,998
American Electric Power Co., Inc.	5,048	394,451
Avangrid, Inc.	500	15,190
Constellation Energy Corp.	3,118	380,396
Duke Energy Corp.	7,787	746,228
Edison International	3,572	241,039
Entergy Corp.	2,121	211,591
Evergy, Inc.	2,037	103,418
Eversource Energy	3,345	181,366
Exelon Corp.	9,831	342,217
FirstEnergy Corp.	5,328	195,431
NextEra Energy, Inc.	20,230	1,186,084
PG&E Corp.	20,910	352,752
PPL Corp.	7,114	186,387
Southern Co.	10,951	761,314
Xcel Energy, Inc.	5,710	341,858
		5,748,720

Electrical Components & Equipment - 0.5%
AMETEK, Inc.	2,312	374,660
Eaton Corp. PLC	3,996	983,336
Emerson Electric Co.	5,626	516,072
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Electrical Components & Equipment - 0.5% (Continued)
Hubbell, Inc.	519	$174,161
Rockwell Automation, Inc.	1,142	289,246
		2,337,475

Electronic Components - 0.2%
Amphenol Corp. - Class A	6,003	606,903
Corning, Inc.	7,495	243,513
		850,416

Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc.(a)	1,677	257,016
Teledyne Technologies, Inc.(a)	461	192,915
Trimble, Inc.(a)	2,300	116,978
Zebra Technologies Corp. - Class A(a)	454	108,756
		675,665

Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	3,118	443,348

Environmental & Facilities Services - 0.3%
Republic Services, Inc.	2,013	344,465
Rollins, Inc.	3,036	131,489
Veralto Corp.	2,328	178,534
Waste Management, Inc.	4,027	747,532
		1,402,020

Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	1,809	136,598
Corteva, Inc.	7,114	323,544
FMC Corp.	1,234	69,351
Mosaic Co.	3,345	102,725
		632,218

Financial Exchanges & Data - 1.1%
CME Group, Inc.	3,603	741,642
Coinbase Global, Inc. - Class A(a)	1,655	212,171
FactSet Research Systems, Inc.	379	180,374
Intercontinental Exchange, Inc.	5,976	760,924
Moody's Corp.	1,559	611,190
MSCI, Inc.	763	456,747
Nasdaq, Inc.	4,040	233,391
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Financial Exchanges & Data - 1.1% (Continued)
S&P Global, Inc.	3,212	$1,440,100
Tradeweb Markets, Inc. - Class A	1,133	108,077
		4,744,616

Food Distributors - 0.1%
Sysco Corp.	4,904	396,881

Food Retail - 0.1%
Kroger Co.	6,959	321,088

Footwear - 0.3%
Nike, Inc. - Class B	12,167	1,235,316

Gas Utilities - 0.0%(c)
Atmos Energy Corp.	1,439	163,960

Gold - 0.1%
Newmont Corp.	8,335	287,641

Health Care Distributors - 0.3%
Cardinal Health, Inc.	2,280	248,953
Cencora, Inc.	1,716	399,279
McKesson Corp.	1,347	673,352
		1,321,584

Health Care Equipment - 2.5%
Abbott Laboratories	17,419	1,970,960
Baxter International, Inc.	4,904	189,736
Becton Dickinson & Co.	2,978	711,176
Boston Scientific Corp.(a)	14,823	937,703
Dexcom, Inc.(a)	4,035	489,647
Edwards Lifesciences Corp.(a)	6,009	471,526
GE HealthCare Technologies, Inc.	3,953	289,992
Hologic, Inc.(a)	2,240	166,746
IDEXX Laboratories, Inc.(a)	838	431,637
Insulet Corp.(a)	692	132,082
Intuitive Surgical, Inc.(a)	3,538	1,338,142
Medtronic PLC	13,565	1,187,480
ResMed, Inc.	1,385	263,427
STERIS PLC	980	214,571
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Health Care Equipment - 2.5% (Continued)
Stryker Corp.	3,437	$1,153,045
Teleflex, Inc.	467	113,402
Zimmer Biomet Holdings, Inc.	2,013	252,833
		10,314,105

Health Care Facilities - 0.1%
HCA Healthcare, Inc.	2,018	615,288

Health Care Services - 0.5%
Cigna Group	2,923	879,677
CVS Health Corp.	12,986	965,769
Laboratory Corp. of America Holdings	960	213,408
Quest Diagnostics, Inc.	1,110	142,557
		2,201,411

Health Care Supplies - 0.1%
Align Technology, Inc.(a)	711	190,064
Cooper Cos., Inc.	490	182,785
		372,849

Home Improvement Retail - 1.2%
Home Depot, Inc.	10,107	3,567,366
Lowe's Cos., Inc.	5,846	1,244,263
		4,811,629

Homebuilding - 0.3%
DR Horton, Inc.	2,975	425,157
Lennar Corp. - Class A	2,410	361,139
Lennar Corp. - Class B	39	5,411
NVR, Inc.(a)	33	233,485
PulteGroup, Inc.	1,984	207,447
		1,232,639

Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc. - Class A(a)	3,793	546,723
Booking Holdings, Inc.(a)	354	1,241,645
Carnival Corp.(a)	10,762	178,434
Expedia Group, Inc.(a)	1,370	203,212
Hilton Worldwide Holdings, Inc.	2,664	508,717
Marriott International, Inc. - Class A	2,612	626,175
Royal Caribbean Cruises Ltd.(a)	2,337	297,967
		3,602,873
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Household Products - 1.3%
Church & Dwight Co., Inc.	2,470	$246,630
Clorox Co.	1,229	178,512
Colgate-Palmolive Co.	8,219	692,040
Kimberly-Clark Corp.	3,410	412,508
Procter & Gamble Co.	23,867	3,750,460
		5,280,150

Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	4,085	1,004,011
Paychex, Inc.	3,118	379,554
Paycom Software, Inc.	487	92,647
		1,476,212

Independent Power Producers & Energy Traders - 0.0%(c)
AES Corp.	6,626	110,522

Industrial Conglomerates - 0.8%
3M Co.	5,470	516,095
General Electric Co.	10,938	1,448,409
Honeywell International, Inc.	6,660	1,347,052
		3,311,556

Industrial Gases - 0.6%
Air Products and Chemicals, Inc.	2,191	560,261
Linde PLC	4,887	1,978,404
		2,538,665

Industrial Machinery & Supplies & Components - 0.7%
Dover Corp.	1,350	202,203
Fortive Corp.	3,345	261,512
IDEX Corp.	820	173,430
Illinois Tool Works, Inc.	2,911	759,479
Ingersoll Rand, Inc.	3,996	319,121
Otis Worldwide Corp.	4,087	361,454
Parker-Hannifin Corp.	1,229	570,871
Stanley Black & Decker, Inc.	1,453	135,565
Symbotic, Inc.(a)(b)	252	10,844
Xylem, Inc.	2,414	271,430
		3,065,909
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Insurance Brokers - 0.6%
Aon PLC - Class A	1,937	$578,059
Arthur J. Gallagher & Co.	2,146	498,215
Brown & Brown, Inc.	2,240	173,734
Marsh & McLennan Cos., Inc.	4,974	964,161
Willis Towers Watson PLC	1,039	255,906
		2,470,075

Integrated Oil & Gas - 1.7%
Chevron Corp.	17,682	2,606,857
Exxon Mobil Corp.	40,445	4,158,151
Occidental Petroleum Corp.	6,949	400,054
		7,165,062

Integrated Telecommunication Services - 0.7%
AT&T, Inc.	72,468	1,281,959
Verizon Communications, Inc.	39,237	1,661,687
		2,943,646

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	2,701	371,604
Roblox Corp. - Class A(a)	4,543	176,314
Take-Two Interactive Software, Inc.(a)	1,610	265,537
		813,455

Interactive Media & Services - 6.0%
Alphabet, Inc. - Class A(a)	59,452	8,329,225
Alphabet, Inc. - Class C(a)	49,555	7,026,899
Match Group, Inc.(a)	2,804	107,618
Meta Platforms, Inc. - Class A(a)	22,492	8,775,029
Pinterest, Inc. - Class A(a)	5,555	208,146
Snap, Inc. - Class A(a)	10,005	158,979
		24,605,896

Internet Services & Infrastructure - 0.4%
Akamai Technologies, Inc.(a)	1,394	171,783
Cloudflare, Inc. - Class A(a)	2,685	212,249
MongoDB, Inc.(a)	684	273,956
Okta, Inc.(a)	1,589	131,331
Snowflake, Inc. - Class A(a)	2,819	551,509
VeriSign, Inc.(a)	889	176,804
		1,517,632
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Investment Banking & Brokerage - 0.9%
Charles Schwab Corp.	14,507	$912,780
Goldman Sachs Group, Inc.	3,315	1,272,994
Interactive Brokers Group, Inc. - Class A	1,019	90,436
LPL Financial Holdings, Inc.	681	162,888
Morgan Stanley	12,744	1,111,787
Raymond James Financial, Inc.	1,786	196,781
		3,747,666

IT Consulting & Other Services - 1.3%
Accenture PLC - Class A	6,738	2,451,824
Cognizant Technology Solutions Corp. - Class A	4,904	378,196
EPAM Systems, Inc.(a)	589	163,807
Gartner, Inc.(a)	762	348,569
International Business Machines Corp.	9,211	1,691,693
		5,034,089

Life & Health Insurance - 0.4%
Aflac, Inc.	5,958	502,497
MetLife, Inc.	5,830	404,136
Principal Financial Group, Inc.	2,240	177,184
Prudential Financial, Inc.	3,572	374,810
		1,458,627

Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	2,891	376,119
Avantor, Inc.(a)	6,009	138,147
Bio-Rad Laboratories, Inc. - Class A(a)	197	63,215
Danaher Corp.	6,848	1,642,903
ICON PLC(a)	812	211,826
Illumina, Inc.(a)	1,559	222,953
IQVIA Holdings, Inc.(a)	1,722	358,572
Mettler-Toledo International, Inc.(a)	204	244,227
Revvity, Inc.	1,231	131,939
Thermo Fisher Scientific, Inc.	3,869	2,085,313
Waters Corp.(a)	587	186,496
West Pharmaceutical Services, Inc.	696	259,629
		5,921,339

Managed Health Care - 1.7%
Centene Corp.(a)	5,555	418,347
Elevance Health, Inc.	2,357	1,163,038
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Managed Health Care - 1.7% (Continued)
Humana, Inc.	1,219	$460,855
Molina Healthcare, Inc.(a)	574	204,597
UnitedHealth Group, Inc.	9,394	4,807,285
		7,054,122

Metal, Glass & Plastic Containers - 0.0%(c)
Ball Corp.	3,118	172,893

Movies & Entertainment - 1.3%
Liberty Media Corp.-Liberty Formula One - Class A(a)	235	14,356
Liberty Media Corp.-Liberty Formula One - Class C(a)	2,059	138,468
Live Nation Entertainment, Inc.(a)	1,417	125,900
Netflix, Inc.(a)	4,371	2,465,725
Spotify Technology S.A.(a)	1,104	237,746
Walt Disney Co.	18,439	1,771,066
Warner Bros Discovery, Inc.(a)	21,766	218,095
Warner Music Group Corp. - Class A	930	33,936
		5,005,292

Multi-line Insurance - 0.1%
American International Group, Inc.	7,171	498,456

Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. - Class B(a)	12,930	4,961,758

Multi-Utilities - 0.6%
Ameren Corp.	2,664	185,334
CenterPoint Energy, Inc.	6,009	167,891
CMS Energy Corp.	2,891	165,250
Consolidated Edison, Inc.	3,345	304,061
Dominion Energy, Inc.	8,225	376,047
DTE Energy Co.	1,906	200,931
Public Service Enterprise Group, Inc.	4,803	278,526
Sempra	6,109	437,159
WEC Energy Group, Inc.	3,118	251,810
		2,367,009

Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	10,008	285,228
Halliburton Co.	8,771	312,686
Schlumberger N.V.	14,113	687,303
		1,285,217
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Oil & Gas Exploration & Production - 1.0%
ConocoPhillips	12,125	$1,356,423
Coterra Energy, Inc.	7,568	188,292
Devon Energy Corp.	6,236	262,037
Diamondback Energy, Inc.	1,796	276,117
EOG Resources, Inc.	5,876	668,630
EQT Corp.	4,078	144,361
Hess Corp.	2,696	378,869
Marathon Oil Corp.	6,063	138,540
Pioneer Natural Resources Co.	2,298	528,149
		3,941,418

Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	4,003	662,897
Phillips 66	4,488	647,663
Valero Energy Corp.	3,549	492,956
		1,803,516

Oil & Gas Storage & Transportation - 0.4%
Cheniere Energy, Inc.	2,246	368,322
Kinder Morgan, Inc.	19,556	330,888
ONEOK, Inc.	5,722	390,527
Targa Resources Corp.	2,038	173,148
Williams Cos., Inc.	11,988	415,503
		1,678,388

Other Specialty Retail - 0.1%
Chewy, Inc. - Class A(a)	973	17,339
Tractor Supply Co.	1,113	249,980
Ulta Beauty, Inc.(a)	482	241,988
		509,307

Packaged Foods & Meats - 0.7%
Campbell Soup Co.	1,809	80,736
Conagra Brands, Inc.	4,677	136,335
General Mills, Inc.	5,782	375,309
Hershey Co.	1,595	308,696
Hormel Foods Corp.	2,891	87,800
J.M. Smucker Co.	1,007	132,471
Kellanova	2,664	145,881
Kraft Heinz Co.	7,568	281,000
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Packaged Foods & Meats - 0.7% (Continued)
McCormick & Co., Inc.	2,713	$184,918
Mondelez International, Inc. - Class A	13,547	1,019,682
Tyson Foods, Inc. - Class A	2,891	158,311
WK Kellogg Co.	713	9,262
		2,920,401

Paper & Plastic Packaging Products & Materials - 0.0%(c)
Amcor PLC	14,879	140,309

Passenger Airlines - 0.0%(c)
Delta Air Lines, Inc.	1,626	63,642
Southwest Airlines Co.	1,507	45,044
United Airlines Holdings, Inc.(a)	813	33,642
		142,328

Passenger Ground Transportation - 0.3%
Grab Holdings Ltd. - Class A(a)	27,915	85,699
Uber Technologies, Inc.(a)	19,653	1,282,751
		1,368,450

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	2,013	265,696
Kenvue, Inc.	17,083	354,643
		620,339

Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	20,888	1,020,797
Eli Lilly & Co.	8,594	5,548,372
Johnson & Johnson	24,338	3,867,308
Merck & Co., Inc.	25,631	3,095,712
Pfizer, Inc.	57,528	1,557,858
Royalty Pharma PLC - Class A	3,387	96,157
Zoetis, Inc.	4,255	799,132
		15,985,336

Property & Casualty Insurance - 1.0%
Allstate Corp.	2,664	413,586
Arch Capital Group Ltd.(a)	3,416	281,581
Chubb Ltd.	4,163	1,019,935
Cincinnati Financial Corp.	1,559	172,737
Hartford Financial Services Group, Inc.	3,118	271,141
Loews Corp.	1,814	132,168
Markel Group, Inc.(a)	128	191,671
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Property & Casualty Insurance - 1.0% (Continued)
Progressive Corp.	5,908	$1,053,101
Travelers Cos., Inc.	2,359	498,598
W R Berkley Corp.	2,112	172,931
		4,207,449

Rail Transportation - 0.7%
CSX Corp.	20,238	722,497
Norfolk Southern Corp.	2,342	550,932
Union Pacific Corp.	6,009	1,465,775
		2,739,204

Real Estate Services - 0.1%
CBRE Group, Inc. - Class A(a)	2,918	251,853
CoStar Group, Inc.(a)	4,249	354,706
		606,559

Regional Banks - 0.3%
Citizens Financial Group, Inc.	4,677	152,938
Huntington Bancshares, Inc.	13,774	175,343
M&T Bank Corp.	1,585	218,889
Regions Financial Corp.	8,900	166,163
Truist Financial Corp.	13,444	498,234
		1,211,567

Research & Consulting Services - 0.3%
Equifax, Inc.	1,291	315,443
Jacobs Solutions, Inc.	1,239	166,980
Leidos Holdings, Inc.	1,377	152,117
TransUnion	1,786	123,573
Verisk Analytics, Inc.	1,404	339,109
		1,097,222

Restaurants - 1.2%
Chipotle Mexican Grill, Inc.(a)	268	645,550
Darden Restaurants, Inc.	1,193	193,958
Domino's Pizza, Inc.	345	147,046
DoorDash, Inc. - Class A(a)	3,055	318,331
McDonald's Corp.	7,378	2,159,688
Starbucks Corp.	11,585	1,077,753
Yum! Brands, Inc.	2,905	376,168
		4,918,494
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Semiconductor Materials & Equipment - 0.9%
Applied Materials, Inc.	8,440	$1,386,693
Enphase Energy, Inc.(a)	1,332	138,701
KLA Corp.	1,386	823,339
Lam Research Corp.	1,332	1,099,126
SolarEdge Technologies, Inc.(a)	558	37,107
Teradyne, Inc.	1,559	150,584
		3,635,550

Semiconductors - 7.7%
Advanced Micro Devices, Inc.(a)	16,315	2,735,862
Analog Devices, Inc.	5,018	965,262
Broadcom, Inc.	4,068	4,800,241
First Solar, Inc.(a)	1,008	147,470
GlobalFoundries, Inc.(a)(b)	496	27,270
Intel Corp.	42,451	1,828,789
Marvell Technology, Inc.	8,474	573,690
Microchip Technology, Inc.	5,328	453,839
Micron Technology, Inc.	10,883	933,217
Monolithic Power Systems, Inc.	454	273,635
NVIDIA Corp.	24,051	14,797,860
NXP Semiconductors NV	2,589	545,166
ON Semiconductor Corp.(a)	4,413	313,897
QUALCOMM, Inc.	11,299	1,678,014
Skyworks Solutions, Inc.	1,559	162,853
Texas Instruments, Inc.	9,179	1,469,741
		31,706,806

Soft Drinks & Non-alcoholic Beverages - 1.3%
Coca-Cola Co.	39,270	2,336,173
Keurig Dr. Pepper, Inc.	10,117	318,078
Monster Beverage Corp.(a)	7,619	419,197
PepsiCo, Inc.	13,912	2,344,590
		5,418,038

Specialty Chemicals - 0.5%
Albemarle Corp.	1,165	133,672
Celanese Corp.	915	133,855
DuPont de Nemours, Inc.	4,085	252,453
Ecolab, Inc.	2,548	505,065
International Flavors & Fragrances, Inc.	2,360	190,405
PPG Industries, Inc.	2,240	315,930
Sherwin-Williams Co.	2,367	720,467
		2,251,847
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Steel - 0.2%
Nucor Corp.	2,484	$464,334
Steel Dynamics, Inc.	1,573	189,845
		654,179

Systems Software - 8.7%
Crowdstrike Holdings, Inc. - Class A(a)	2,212	647,010
Fortinet, Inc.(a)	6,660	429,503
Microsoft Corp.	75,363	29,962,821
Oracle Corp.	16,098	1,798,147
Palo Alto Networks, Inc.(a)	3,077	1,041,595
ServiceNow, Inc.(a)	2,037	1,559,120
Zscaler, Inc.(a)	886	208,804
		35,647,000

Technology Distributors - 0.1%
CDW Corp.	1,332	301,991

Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	149,153	27,503,813
Dell Technologies, Inc. - Class C	2,502	207,366
Hewlett Packard Enterprise Co.	12,669	193,709
HP, Inc.	8,999	258,361
NetApp, Inc.	2,013	175,534
Seagate Technology Holdings PLC	1,786	153,024
Western Digital Corp.(a)	3,427	196,196
		28,688,003

Tobacco - 0.5%
Altria Group, Inc.	17,771	712,973
Philip Morris International, Inc.	15,769	1,432,613
		2,145,586

Trading Companies & Distributors - 0.4%
Fastenal Co.	5,649	385,431
Ferguson PLC	2,049	384,925
United Rentals, Inc.	679	424,647
WW Grainger, Inc.	451	403,934
		1,598,937

Transaction & Payment Processing Services - 2.6%
Block, Inc.(a)	5,384	350,014
Fidelity National Information Services, Inc.	5,782	359,987
Fiserv, Inc.(a)	5,885	834,905
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Transaction & Payment Processing Services - 2.6% (Continued)
FleetCor Technologies, Inc.(a)	748	$216,868
Global Payments, Inc.	2,664	354,925
Mastercard, Inc. - Class A	8,455	3,798,239
PayPal Holdings, Inc.(a)	11,145	683,746
Visa, Inc. - Class A	15,929	4,352,758
		10,951,442

Water Utilities - 0.1%
American Water Works Co., Inc.	1,878	232,910

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	5,292	853,229
TOTAL COMMON STOCKS (Cost $350,650,872)		402,018,468

REAL ESTATE INVESTMENT TRUSTS - 2.1%
Alexandria Real Estate Equities, Inc.	1,666	201,419
American Tower Corp.	4,728	925,033
AvalonBay Communities, Inc.	1,386	248,108
Crown Castle, Inc.	4,223	457,140
Digital Realty Trust, Inc.	2,967	416,745
Equinix, Inc.	910	755,091
Equity Residential	3,572	214,999
Essex Property Trust, Inc.	633	147,660
Extra Space Storage, Inc.	2,106	304,191
Healthpeak Properties, Inc.	5,328	98,568
Invitation Homes, Inc.	5,643	185,824
Iron Mountain, Inc.	2,831	191,149
Mid-America Apartment Communities, Inc.	1,019	128,781
NET Lease Office Properties	98	2,428
Prologis, Inc.	9,370	1,187,085
Public Storage	1,587	449,422
Realty Income Corp.	8,246	448,500
SBA Communications Corp.	1,067	238,859
Simon Property Group, Inc.	3,118	432,186
Sun Communities, Inc.	1,221	153,052
UDR, Inc.	3,118	112,310
Ventas, Inc.	3,996	185,374
VICI Properties, Inc.	9,901	298,218
Welltower, Inc.	5,005	432,983
Weyerhaeuser Co.	7,341	240,565
WP Carey, Inc.	1,843	114,192
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,428,121)		8,569,882
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 0.5%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 0.0%(c)
First American Government Obligations Fund - Class X, 5.25%(d)	63,107	$63,107

Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.25%(d)	2,103,781	2,103,781
TOTAL SHORT-TERM INVESTMENTS (Cost $2,166,888)		2,166,888

TOTAL INVESTMENTS - 99.8% (Cost $361,245,881)		$412,755,238
Other Assets in Excess of Liabilities - 0.2%		911,717
TOTAL NET ASSETS - 100.0%		$413,666,955

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $58,849 which represented 0.0% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

STRIVE U.S. SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Electronic Manufacturing Services - 5.3%
Fabrinet(a)	2,165	$462,249
TE Connectivity Ltd.	14,521	2,064,741
		2,526,990

Semiconductor Materials & Equipment - 14.5%
Applied Materials, Inc.	12,859	2,112,734
Axcelis Technologies, Inc.(a)	1,927	250,606
Enphase Energy, Inc.(a)	7,974	830,333
Entegris, Inc.	8,940	1,052,238
Lam Research Corp.	2,831	2,336,056
MKS Instruments, Inc.	3,784	402,807
		6,984,774

Semiconductors - 79.9%(b)
Advanced Micro Devices, Inc.(a)	28,696	4,812,031
Analog Devices, Inc.	10,306	1,982,462
Broadcom, Inc.	3,618	4,269,239
Cirrus Logic, Inc.(a)	3,269	252,367
First Solar, Inc.(a)	6,082	889,797
GlobalFoundries, Inc.(a)(c)	4,565	250,984
Intel Corp.	83,309	3,588,952
Lattice Semiconductor Corp.(a)	8,186	498,200
MACOM Technology Solutions Holdings, Inc.(a)	3,242	279,558
Marvell Technology, Inc.	33,609	2,275,329
Microchip Technology, Inc.	23,033	1,961,951
Micron Technology, Inc.	26,303	2,255,482
Monolithic Power Systems, Inc.	2,763	1,665,315
NVIDIA Corp.	6,775	4,168,454
ON Semiconductor Corp.(a)	19,911	1,416,269
Power Integrations, Inc.	3,370	252,615
Qorvo, Inc.(a)	5,905	588,965
QUALCOMM, Inc.	16,305	2,421,456
Rambus, Inc.(a)	6,498	445,308
Skyworks Solutions, Inc.	9,552	997,802
Texas Instruments, Inc.	18,896	3,025,628
Wolfspeed, Inc.(a)	7,403	240,968
		38,539,132
TOTAL COMMON STOCKS (Cost $37,300,407)		48,050,896
The accompanying notes are an integral part of these financial statements.

STRIVE U.S. SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 0.8%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 0.5%
First American Government Obligations Fund - Class X, 5.25%(d)	238,277	$238,277

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.25%(d)	143,541	143,541
TOTAL SHORT-TERM INVESTMENTS (Cost $381,818)		381,818

TOTAL INVESTMENTS - 100.5% (Cost $37,682,225)		$48,432,714
Liabilities in Excess of Other Assets - (0.5)%		(227,558)
TOTAL NET ASSETS - 100.0%		$48,205,156

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $226,847 which represented 0.5% of net assets.
(d)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Brazil - 5.4%
Ambev S.A.	71,096	$187,842
B3 SA - Brasil Bolsa Balcao	91,379	241,248
Banco Bradesco S.A.	19,228	53,247
Banco BTG Pactual S.A.	19,601	142,743
Banco do Brasil S.A.	22,433	256,007
Banco Santander Brasil S.A.	61,394	354,655
BB Seguridade Participacoes S.A.	14,013	97,297
CCR S.A.	13,155	34,969
Centrais Eletricas Brasileiras S.A.	12,592	103,900
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,396	70,416
Companhia Paranaense de Energia	3,677	6,665
Cosan S.A.	15,045	55,784
Energisa S.A.	5,128	52,383
Equatorial Energia S.A.	12,216	87,606
Hapvida Participacoes e Investimentos S.A.(a)(b)	61,539	48,442
Hypera S.A.	4,988	31,985
Itausa S.A.	1	1
JBS S.A.	11,059	52,433
Klabin S.A.	23,634	101,941
Localiza Rent a Car S.A.	14,153	155,430
Lojas Renner S.A.	12,250	39,833
Natura & Co. Holding S.A.(a)	10,676	34,650
Petroleo Brasileiro S.A.	57,662	494,754
PRIO S.A.	16,992	151,180
Raia Drogasil S.A.	15,151	77,370
Rede D'Or Sao Luiz S.A.(b)	12,805	69,809
Rumo S.A.	29,139	135,802
Sendas Distribuidora S.A.	33,393	92,609
Suzano S.A.	20,034	209,341
Telefonica Brasil S.A.	5,168	53,512
TIM S.A.	9,983	35,101
Vale S.A.	49,026	672,792
Vibra Energia S.A.	23,556	113,159
WEG S.A.	12,937	84,342
		4,399,248

Chile - 0.4%
Banco de Chile	604,644	67,793
Banco de Credito e Inversiones S.A.	1,217	32,225
Banco Santander Chile	1,514,840	70,056
Cencosud S.A.	21,307	37,080
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Chile - 0.4% (Continued)
Empresas Copec S.A.	7,111	$45,207
Enel Americas S.A.	302,316	30,638
Latam Airlines Group S.A.(a)	4,165,090	51,470
		334,469

Colombia - 0.1%
Bancolombia S.A.	3,394	28,554
Ecopetrol S.A.	53,708	32,206
Grupo Energia Bogota S.A.	39,240	22,925
Interconexion Electrica S.A.	6,378	27,615
		111,300

Czech Republic - 0.2%
CEZ AS	2,234	84,635
Komercni Banka AS	975	32,037
Moneta Money Bank A/S(b)	4,101	17,670
		134,342

Greece - 0.3%
Eurobank Ergasias Services and Holdings S.A.(a)	32,252	62,285
Hellenic Telecommunications Organization S.A.	2,165	30,065
Mytilineos S.A.	1,335	54,824
National Bank of Greece S.A.(a)	7,045	53,523
OPAP S.A.	2,298	39,785
		240,482

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	5,986	49,059
OTP Bank Nyrt	2,816	130,461
Richter Gedeon Nyrt	1,671	45,108
		224,628

India - 25.9%(c)
Adani Enterprises Ltd.	6,299	238,326
Adani Green Energy Ltd.(a)	10,406	209,195
Adani Ports & Special Economic Zone Ltd.	19,111	277,919
Adani Power Ltd.(a)	37,124	251,550
Apollo Hospitals Enterprise Ltd.	2,115	161,800
Ashok Leyland Ltd.	55,133	116,781
Asian Paints Ltd.	5,694	202,809
Avenue Supermarts Ltd.(a)(b)	2,095	95,681
Axis Bank Ltd.	45,237	581,643
Bajaj Auto Ltd.	2,518	232,491
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
India - 25.9%(c) (Continued)
Bajaj Finance Ltd.	3,985	$329,329
Bajaj Finserv Ltd.	12,183	238,734
Bank of Baroda	49,036	146,204
Bharat Electronics Ltd.	69,963	156,618
Bharti Airtel Ltd.	33,994	479,227
Britannia Industries Ltd.	2,053	128,514
Cholamandalam Investment and Finance Co. Ltd.	8,521	121,504
Cipla Ltd.	8,489	138,104
Coal India Ltd.	31,340	153,278
Dabur India Ltd.	18,148	117,922
Divi's Laboratories Ltd.	2,117	93,573
DLF Ltd.	12,176	117,678
Dr Reddy's Laboratories Ltd.	1,989	146,609
Eicher Motors Ltd.	2,378	109,949
Godrej Consumer Products Ltd.	7,180	100,657
Grasim Industries Ltd.	5,967	156,282
HCL Technologies Ltd.	8,184	155,316
HDFC Bank Ltd.	115,701	2,037,702
HDFC Life Insurance Co. Ltd.(b)	18,011	125,056
Hero MotoCorp Ltd.	3,028	168,514
Hindalco Industries Ltd.	29,122	203,168
Hindustan Aeronautics Ltd.	5,413	195,508
Hindustan Unilever Ltd.	12,425	371,289
ICICI Bank Ltd.	104,440	1,293,053
Indian Hotels Co. Ltd.	24,069	142,787
IndusInd Bank Ltd.	13,829	255,460
Info Edge India Ltd.	2,120	128,452
Infosys Ltd.	50,429	1,008,594
InterGlobe Aviation Ltd.(a)(b)	3,617	128,983
ITC Ltd.	107,097	569,443
JSW Steel Ltd.	19,323	190,487
Kotak Mahindra Bank Ltd.	21,387	470,073
Larsen & Toubro Ltd.	16,075	673,584
LTIMindtree Ltd.(b)	1,602	105,108
Mahindra & Mahindra Ltd.	7,427	147,706
Maruti Suzuki India Ltd.	1,054	129,293
Max Healthcare Institute Ltd.	16,795	157,911
Nestle India Ltd.	8,030	242,320
NTPC Ltd.	98,945	378,295
Oil & Natural Gas Corp. Ltd.	51,730	157,133
Pidilite Industries Ltd.	3,780	115,300
Power Finance Corp. Ltd.	44,318	236,549
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
India - 25.9%(c) (Continued)
Power Grid Corp. of India Ltd.	89,525	$279,538
REC Ltd.	36,769	220,963
Reliance Industries Ltd.	47,912	1,646,179
SBI Life Insurance Co. Ltd.(b)	7,723	130,306
Shree Cement Ltd.	628	215,950
Shriram Finance Ltd.	4,508	133,909
Siemens Ltd.	2,388	119,061
SRF Ltd.	3,895	109,054
State Bank of India	48,887	377,056
Sun Pharmaceutical Industries Ltd.	8,659	147,902
Tata Consultancy Services Ltd.	13,946	640,834
Tata Consumer Products Ltd.	10,397	139,973
Tata Motors Ltd.	13,102	139,502
Tata Power Co. Ltd.	27,355	128,385
Tata Steel Ltd.	164,236	268,869
Tech Mahindra Ltd.	12,573	201,917
Titan Co. Ltd.	3,081	137,183
Trent Ltd.	3,850	143,114
TVS Motor Co. Ltd.	7,075	170,507
UltraTech Cement Ltd.	927	113,496
United Spirits Ltd.	8,514	111,726
Varun Beverages Ltd.	9,030	139,228
Wipro Ltd.	22,793	131,238
Zomato Ltd.(a)	116,954	196,534
		20,931,885

Indonesia - 2.7%
Adaro Energy Indonesia Tbk PT	378,012	57,492
Amman Mineral Internasional PT(a)	170,379	81,249
Astra International Tbk PT	206,526	67,075
Bank Central Asia Tbk PT	851,112	515,089
Bank Mandiri Persero Tbk PT	600,676	253,137
Bank Negara Indonesia Persero Tbk PT	182,011	66,322
Bank Rakyat Indonesia Persero Tbk PT	1,167,302	421,649
Barito Pacific Tbk PT	789,712	53,048
Chandra Asri Petrochemical Tbk PT	323,120	110,573
Charoen Pokphand Indonesia Tbk PT	213,889	60,724
GoTo Gojek Tokopedia Tbk PT(a)	7,883,688	43,965
Indofood Sukses Makmur Tbk PT	128,567	51,940
Kalbe Farma Tbk PT	506,873	48,503
Merdeka Copper Gold Tbk PT(a)	363,898	62,264
Sumber Alfaria Trijaya Tbk PT	180,917	30,382
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Indonesia - 2.7% (Continued)
Telkom Indonesia Persero Tbk PT	787,675	$197,667
United Tractors Tbk PT	41,429	60,254
		2,181,333

Republic Of Korea- 12.9%
Celltrion, Inc.	2,793	376,055
Doosan Enerbility Co. Ltd.(a)	5,145	59,520
Ecopro BM Co. Ltd.(a)	563	90,061
Ecopro Co. Ltd.(a)	246	92,528
Hana Financial Group, Inc.	3,753	134,412
Hanwha Aerospace Co. Ltd.(a)	334	34,560
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	509	43,286
HLB, Inc.(a)	1,496	75,997
HMM Co. Ltd.(a)	3,314	47,898
HYBE Co. Ltd.(a)	187	28,233
Hyundai Mobis Co. Ltd.	715	112,501
Hyundai Motor Co.	1,848	269,450
Kakao Corp.(a)	4,733	186,178
KB Financial Group, Inc.	4,940	209,496
Kia Corp.(a)	3,482	268,458
Korea Electric Power Corp.(a)	3,823	56,630
Korea Zinc Co. Ltd.	116	41,154
Korean Air Lines Co. Ltd.(a)	2,597	43,781
Krafton, Inc.(a)	337	54,161
KT Corp.(a)	2,013	53,392
KT&G Corp.	2,405	163,259
Kum Yang Co. Ltd.(a)	399	23,348
L&F Co. Ltd.(a)	316	33,976
LG Chem Ltd.	668	217,471
LG Corp.(a)	1,528	93,879
LG Electronics, Inc.	1,484	103,963
LG Energy Solution Ltd.(a)	534	152,440
Lotte Chemical Corp.(a)	273	26,734
Meritz Financial Group, Inc.(a)	1,173	60,203
NAVER Corp.(a)	2,046	307,364
POSCO Future M Co. Ltd.(a)	325	61,730
POSCO Holdings, Inc.	969	309,290
Posco International Corp.(a)	1,151	45,362
Samsung Biologics Co. Ltd.(a)(b)	227	142,869
Samsung C&T Corp.	1,820	188,184
Samsung Electro-Mechanics Co. Ltd.	1,566	163,798
Samsung Electronics Co. Ltd.	76,619	4,173,529
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Republic Of Korea - 12.9% (Continued)
Samsung Engineering Co. Ltd.(a)	1,596	$26,667
Samsung Fire & Marine Insurance Co. Ltd.(a)	942	186,332
Samsung Heavy Industries Co. Ltd.(a)	7,766	42,535
Samsung Life Insurance Co. Ltd.	853	44,291
Samsung SDI Co. Ltd.	718	200,394
Samsung SDS Co. Ltd.	389	44,302
Shinhan Financial Group Co. Ltd.	7,816	239,226
SK Hynix, Inc.	7,505	757,445
SK Innovation Co. Ltd.(a)	579	50,801
SK Telecom Co. Ltd.	1,727	64,957
SK, Inc.	433	59,533
Woori Financial Group, Inc.	18,464	192,021
		10,453,654

Kuwait - 0.8%
Boubyan Bank KSCP	20,641	41,215
Kuwait Finance House KSCP	114,513	287,493
Mobile Telecommunications Co. KSCP	28,034	47,954
National Bank of Kuwait SAKP	96,736	308,297
		684,959

Malaysia - 0.9%
CIMB Group Holdings Berhad	37,058	48,810
Genting Berhad	60,898	60,769
Genting Malaysia Berhad	82,029	46,824
Hong Leong Bank Berhad	9,042	36,703
IHH Healthcare Berhad	39,128	50,461
Kuala Lumpur Kepong Berhad	10,436	49,024
Malayan Banking Berhad	34,903	68,330
Petronas Chemicals Group Berhad	39,541	56,595
PPB Group Berhad	14,235	43,518
Press Metal Aluminium Holdings Berhad	26,086	26,141
Public Bank Berhad	88,316	81,968
RHB Bank Bhd	44,532	52,723
Sime Darby Plantation Bhd	45,751	42,753
Telekom Malaysia Berhad	37,695	47,179
Tenaga Nasional Berhad	21,190	48,025
		759,823

Mexico - 4.2%
America Movil SAB de CV(a)	497,550	448,941
Arca Continental SAB de CV	5,033	57,221
Cemex SAB de CV(a)	231,630	192,044
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Mexico - 4.2% (Continued)
Coca-Cola Femsa SAB de CV	6,383	$60,665
Fomento Economico Mexicano SAB de CV	36,859	499,126
Gruma SAB de CV - Class B	2,340	43,778
Grupo Aeroportuario del Pacifico SAB de CV - Class B	7,603	118,386
Grupo Aeroportuario del Sureste SAB de CV - Class B	1,981	57,663
Grupo Bimbo SAB de CV - Class A	25,777	117,207
Grupo Carso SAB de CV - Class A1	32,795	307,114
Grupo Comercial Chedraui SAB de CV	19,574	132,412
Grupo Financiero Banorte SAB de CV	47,958	487,646
Grupo Financiero Inbursa SAB de CV(a)	22,512	66,549
Grupo Mexico SAB de CV - Class B	106,228	547,573
Wal-Mart de Mexico SAB de CV	74,595	308,106
		3,444,431

Peru - 0.1%
Credicorp Ltd.	542	80,449
InRetail Peru Corp.(b)	571	20,271
Minsur S.A.	13,190	14,384
		115,104

Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	81,892	70,553
Ayala Corp.	10,132	122,206
Ayala Land, Inc.	233,808	141,626
Bank of the Philippine Islands	19,601	38,509
BDO Unibank, Inc.	16,919	43,579
International Container Terminal Services, Inc.	6,828	29,473
JG Summit Holdings, Inc.	86,706	58,990
Jollibee Foods Corp.	16,230	73,229
PLDT, Inc.	2,669	60,307
SM Investments Corp.	3,746	59,888
SM Prime Holdings, Inc.	76,079	46,287
		744,647

Poland - 0.9%
Allegro.eu S.A.(a)(b)	5,350	40,598
Bank Polska Kasa Opieki S.A.	2,677	103,293
Dino Polska S.A.(a)(b)	610	66,101
ING Bank Slaski S.A.(a)	415	26,118
KGHM Polska Miedz S.A.	1,739	48,837
LPP S.A.	9	34,996
mBank S.A.(a)	167	22,280
ORLEN S.A.	6,984	109,291
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Poland - 0.9% (Continued)
PGE Polska Grupa Energetyczna S.A.(a)	14,924	$31,576
Powszechna Kasa Oszczednosci Bank Polski S.A.	7,765	98,901
Powszechny Zaklad Ubezpieczen S.A.	7,245	87,501
Santander Bank Polska S.A.	425	51,690
		721,182

Qatar - 1.1%
Commercial Bank PSQC	23,664	34,121
Dukhan Bank	51,551	55,487
Industries Qatar QSC	17,667	58,227
Masraf Al Rayan QSC	79,298	51,181
Mesaieed Petrochemical Holding Co.	127,478	58,820
Ooredoo QPSC	29,238	85,923
Qatar Fuel QSC	23,332	100,608
Qatar Gas Transport Co. Ltd.	99,385	94,717
Qatar International Islamic Bank QSC	16,873	48,381
Qatar Islamic Bank SAQ	20,295	108,693
Qatar National Bank QPSC	50,816	216,468
		912,626

Saudi Arabia - 10.1%
ACWA Power Co.	1,689	108,093
Al Rajhi Bank	60,474	1,354,582
Alinma Bank	29,288	323,721
Almarai Co. JSC	7,211	109,797
Arab National Bank	9,690	64,547
Bank AlBilad	6,890	81,943
Banque Saudi Fransi	11,281	120,327
Bupa Arabia for Cooperative Insurance Co.	983	54,155
Dr Sulaiman Al Habib Medical Services Group Co.	1,096	84,755
Elm Co.	332	79,855
Etihad Etisalat Co.	6,957	96,653
Jarir Marketing Co.	25,549	103,828
Mouwasat Medical Services Co.	2,786	88,258
Riyad Bank	29,475	223,218
SABIC Agri-Nutrients Co.	3,062	104,677
Sahara International Petrochemical Co.	8,191	68,803
Saudi Arabian Mining Co.(a)	19,911	246,359
Saudi Arabian Oil Co.(b)	369,262	3,013,098
Saudi Awwal Bank	12,664	121,402
Saudi Basic Industries Corp.	14,666	304,653
Saudi Electricity Co.	22,932	115,941
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Saudi Arabia - 10.1% (Continued)
Saudi Industrial Investment Group	18,023	$97,754
Saudi National Bank	57,708	624,769
Saudi Research & Media Group(a)	2,347	130,177
Saudi Telecom Co.	29,263	318,373
Savola Group	13,326	159,730
		8,199,468

South Africa - 2.2%
Absa Group Ltd.	7,723	67,567
Aspen Pharmacare Holdings Ltd.	7,950	82,411
Bid Corp. Ltd.	2,649	64,254
Bidvest Group Ltd.	4,439	58,522
Capitec Bank Holdings Ltd.	800	85,373
Clicks Group Ltd.	5,449	87,586
Discovery Ltd.	5,990	44,321
Exxaro Resources Ltd.	4,967	49,682
FirstRand Ltd.	39,714	144,071
Gold Fields Ltd.	8,469	125,656
Impala Platinum Holdings Ltd.	12,946	50,664
MTN Group Ltd.	14,575	74,376
Naspers Ltd.	1,186	198,732
Nedbank Group Ltd.	8,248	95,817
Northam Platinum Holdings Ltd.	9,313	62,740
Old Mutual Ltd.	82,133	54,616
Sanlam Ltd.	17,947	68,471
Sasol Ltd.	8,181	71,753
Shoprite Holdings Ltd.	4,509	65,384
Standard Bank Group Ltd.	11,211	119,605
Woolworths Holdings Ltd.	19,750	73,177
		1,744,778

Taiwan, Province Of China - 20.0%
Accton Technology Corp.	5,238	88,529
Advantech Co. Ltd.	4,777	51,510
Alchip Technologies Ltd.	1,669	207,962
ASE Technology Holding Co. Ltd.	59,346	257,865
Asustek Computer, Inc.	10,416	148,256
AUO Corp.	72,174	42,429
Catcher Technology Co. Ltd.	7,608	47,277
Cathay Financial Holding Co. Ltd.	134,427	189,618
Chailease Holding Co. Ltd.	24,174	134,388
Chang Hwa Commercial Bank Ltd.	80,803	45,178
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Taiwan, Province Of China - 20.0% (Continued)
China Development Financial Holding Corp.(a)	395,010	$152,075
China Steel Corp.	182,213	146,413
Chunghwa Telecom Co. Ltd.	73,080	277,849
Compal Electronics, Inc.	55,987	64,127
CTBC Financial Holding Co. Ltd.	309,419	281,250
Delta Electronics, Inc.	33,193	296,938
E Ink Holdings, Inc.	10,037	66,701
E.Sun Financial Holding Co. Ltd.	228,343	180,562
Eclat Textile Co. Ltd.	2,443	42,695
eMemory Technology, Inc.	817	73,087
Eva Airways Corp.	42,060	42,464
Evergreen Marine Corp. Taiwan Ltd.	17,920	86,166
Far EasTone Telecommunications Co. Ltd.	24,587	63,236
First Financial Holding Co. Ltd.	171,545	145,788
Formosa Chemicals & Fibre Corp.	33,407	60,411
Formosa Petrochemical Corp.	13,445	32,045
Formosa Plastics Corp.	74,352	171,274
Fubon Financial Holding Co. Ltd.	133,718	275,558
Gigabyte Technology Co. Ltd.	6,794	67,073
Global Unichip Corp.	1,038	51,238
Globalwafers Co. Ltd.	2,337	43,231
Hon Hai Precision Industry Co. Ltd.	190,512	623,891
Hotai Motor Co. Ltd.	2,885	58,438
Hua Nan Financial Holdings Co. Ltd.	96,347	66,490
Innolux Corp.	101,985	53,274
Inventec Corp.	33,716	59,139
Largan Precision Co. Ltd.	978	77,804
Lite-On Technology Corp.	34,195	118,537
MediaTek, Inc.	22,437	692,476
Mega Financial Holding Co. Ltd.	167,733	201,765
Micro-Star International Co. Ltd.	8,633	50,199
Nan Ya Plastics Corp.	76,149	148,164
Novatek Microelectronics Corp.	13,694	223,570
Pegatron Corp.	21,712	57,368
President Chain Store Corp.	6,842	57,710
Quanta Computer, Inc.	45,553	359,481
Realtek Semiconductor Corp.	4,124	61,861
Shanghai Commercial & Savings Bank Ltd.	46,819	66,266
Shin Kong Financial Holding Co. Ltd.(a)	167,006	44,820
SinoPac Financial Holdings Co. Ltd.	258,433	158,530
Taishin Financial Holding Co. Ltd.	123,545	67,694
Taiwan Cement Corp.	106,041	108,075
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Taiwan, Province Of China - 20.0% (Continued)
Taiwan Cooperative Financial Holding Co. Ltd.	156,461	$127,220
Taiwan Mobile Co. Ltd.	24,140	75,583
Taiwan Semiconductor Manufacturing Co. Ltd.	381,314	7,650,767
Unimicron Technology Corp.	15,925	89,548
Uni-President Enterprises Corp.	74,912	173,282
United Microelectronics Corp.	207,054	324,147
Voltronic Power Technology Corp.	803	34,378
Walsin Lihwa Corp.	31,040	35,107
Winbond Electronics Corp.	3,191	2,773
Wistron Corp.	46,288	169,331
Wiwynn Corp.	940	66,071
Yageo Corp.	3,671	64,742
Yang Ming Marine Transport Corp.	28,944	44,249
Yuanta Financial Holding Co. Ltd.	191,031	165,095
		16,211,038

Thailand - 2.2%
Advanced Info Service PCL	10,763	66,439
Airports of Thailand PCL	42,594	71,735
Bangkok Bank PCL	20,288	80,632
Bangkok Dusit Medical Services PCL	144,401	111,931
BTS Group Holdings PCL	262,007	44,311
Bumrungrad Hospital PCL	14,656	99,146
Central Pattana PCL	63,427	115,761
Central Retail Corp. PCL(b)	73,511	68,896
Charoen Pokphand Foods PCL	95,184	49,903
CP ALL PCL	48,988	72,148
Delta Electronics Thailand PCL	58,070	128,899
Energy Absolute PCL	42,719	47,864
Gulf Energy Development PCL	45,868	56,240
Home Product Center PCL	151,206	44,751
Kasikornbank PCL	29,678	100,383
Krung Thai Bank PCL	115,658	51,835
Minor International PCL	61,806	53,135
PTT Exploration & Production PCL	14,192	60,004
PTT Global Chemical PCL	63,127	59,608
PTT PCL	177,277	168,645
SCB X PCL	26,927	78,935
Siam Cement PCL	7,319	55,701
TMBThanachart Bank PCL	1,661,839	83,846
True Corp. PCL(a)	1	—
		1,770,748
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Turkey - 0.8%
Akbank TAS	34,424	$44,855
BIM Birlesik Magazalar AS	6,572	82,515
Eregli Demir ve Celik Fabrikalari TAS(a)	27,045	38,449
Haci Omer Sabanci Holding AS	14,667	35,091
KOC Holding AS	11,022	58,370
Sasa Polyester Sanayi AS(a)	11,330	14,375
Turk Hava Yollari AO(a)	7,833	70,405
Turkcell Iletisim Hizmetleri AS	34,848	78,722
Turkiye Is Bankasi AS - Class C	98,871	83,542
Turkiye Petrol Rafinerileri AS	9,607	47,489
Turkiye Sise ve Cam Fabrikalari AS	18,792	30,530
Yapi ve Kredi Bankasi AS	96,223	69,254
		653,597

United Arab Emirates - 4.1%
Abu Dhabi Commercial Bank PJSC	63,985	156,785
Abu Dhabi Islamic Bank PJSC	43,716	133,304
Abu Dhabi National Energy Co. PJSC	141,084	120,997
Abu Dhabi National Oil Co. PJSC	84,335	81,512
Abu Dhabi Ports Co. PJSC(a)	25,700	43,452
ADNOC Drilling Co. PJSC	51,627	51,586
Aldar Properties PJSC	123,024	170,822
Alpha Dhabi Holding PJSC(a)	33,243	160,742
Americana Restaurants International PLC	83,930	71,066
Dubai Electricity & Water Authority PJSC	291,811	199,416
Dubai Islamic Bank PJSC	123,086	211,793
Emaar Development PJSC	24,451	46,333
Emaar Properties PJSC	78,392	158,579
Emirates Central Cooling Systems Corp.	58,667	27,952
Emirates Integrated Telecommunications Co. PJSC	26,753	41,153
Emirates NBD Bank PJSC	30,734	148,108
Emirates Telecommunications Group Co. PJSC	55,290	288,723
First Abu Dhabi Bank PJSC	81,122	323,344
International Holding Co. PJSC(a)	5,971	649,779
Multiply Group PJSC(a)	109,638	86,267
National Marine Dredging Co.(a)	5,846	48,067
Presight AI Holding PLC(a)	41,131	21,837
Salik Co. PJSC	54,780	51,753
		3,293,370

United Kingdom - 0.1%
Anglogold Ashanti PLC	6,335	114,377
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
United States - 0.1%
Southern Copper Corp.	1,032	$84,727
TOTAL COMMON STOCKS (Cost $72,061,726)		78,466,216

PREFERRED STOCKS - 3.0%
Brazil - 2.1%
Banco Bradesco S.A., 0.00%,	83,087	257,593
Companhia Paranaense de Energia, 0.00%,	14,708	30,102
Gerdau S.A., 0.00%,	29,500	125,457
Itau Unibanco Holding S.A., 0.00%,	78,839	523,058
Itausa S.A., 0.00%,	80,674	163,484
Klabin S.A., 0.00%,	45,211	39,148
Petroleo Brasileiro S.A., 0.00%,	74,071	609,235
		1,748,077

Chile - 0.1%
Sociedad Quimica y Minera de Chile S.A., 0.00%,	1,888	81,831

Colombia - 0.1%
Bancolombia S.A., 0.00%,	6,309	49,708

Republic Of Korea - 0.7%
Samsung Electronics Co. Ltd., 0.00%,	12,999	571,716
TOTAL PREFERRED STOCKS (Cost $2,339,519)		2,451,332

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Mexico - 0.2%
Fibra Uno Administracion SAB de CV	77,905	132,305
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $111,864)		132,305

RIGHTS - 0.0%(d)	Contracts
Brazil - 0.0%(d)
Localiza Rent a Car S.A., Expires 02/06/2024, Exercise Price $45.35(a)	40	81

Taiwan, Province Of China - 0.0%(d)
Mega Financial Holding Co. Ltd., Expires 02/05/2024, Exercise Price $33.00(a)	2,858	424
TOTAL RIGHTS (Cost $591)		505

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 1.3%	Shares	Value
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 5.25%(e)	1,037,130	$1,037,130
TOTAL SHORT-TERM INVESTMENTS (Cost $1,037,130)		1,037,130

TOTAL INVESTMENTS - 101.2% (Cost $75,550,830)		$82,087,488
Liabilities in Excess of Other Assets - (1.2)%		(957,356)
TOTAL NET ASSETS - 100.0%		$81,130,132

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $4,072,888 or 5.0% of the Fund’s net assets.
(c)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Advertising - 0.1%
Interpublic Group of Cos., Inc.	809	$26,689

Aerospace & Defense - 2.0%
BWX Technologies, Inc.	194	15,807
Curtiss-Wright Corp.	81	18,028
General Dynamics Corp.	495	131,170
HEICO Corp. - Class A	157	22,211
HEICO Corp.	90	16,163
Huntington Ingalls Industries, Inc.	83	21,490
L3Harris Technologies, Inc.	401	83,576
Lockheed Martin Corp.	520	223,294
Northrop Grumman Corp.	284	126,880
		658,619

Agricultural & Farm Machinery - 0.1%
AGCO Corp.	133	16,270
Toro Co.	212	19,606
		35,876

Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	314	39,668
United Parcel Service, Inc. - Class B	1,541	218,668
		258,336

Application Software - 1.5%
Intuit, Inc.	581	366,803
Roper Technologies, Inc.	226	121,362
		488,165

Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	217	83,942
BlackRock, Inc.	283	219,130
SEI Investments Co.	257	16,253
		319,325

Biotechnology - 3.6%
AbbVie, Inc.	3,758	617,815
Amgen, Inc.	1,138	357,628
Gilead Sciences, Inc.	2,566	200,815
		1,176,258

Broadcasting - 0.0%(a)
Nexstar Media Group, Inc. - Class A	71	12,617

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Broadline Retail - 0.0%(a)
Dillard's, Inc. - Class A	7	$2,711

Building Products - 0.9%
A.O. Smith Corp.	263	20,411
Advanced Drainage Systems, Inc.	161	20,998
Allegion PLC	186	23,044
Carlisle Cos., Inc.	106	33,311
Fortune Brands Innovations, Inc.	269	20,872
Lennox International, Inc.	66	28,259
Masco Corp.	477	32,097
Trane Technologies PLC	485	122,244
		301,236

Cable & Satellite - 0.0%(a)
Cable One, Inc.	10	5,489
Sirius XM Holdings, Inc.	1,358	6,913
		12,402

Cargo Ground Transportation - 0.4%
JB Hunt Transport Services, Inc.	174	34,971
Landstar System, Inc.	76	14,571
Old Dominion Freight Line, Inc.	203	79,376
		128,918

Casinos & Gaming - 0.1%
Churchill Downs, Inc.	142	17,178

Communications Equipment - 1.5%
Cisco Systems, Inc.	7,900	396,422
Motorola Solutions, Inc.	355	113,423
		509,845

Construction Machinery & Heavy Transportation Equipment - 1.0%
Caterpillar, Inc.	1,086	326,136
Oshkosh Corp.	138	15,194
		341,330

Construction Machinery & Heavy Trucks - 0.2%
Cummins, Inc.	301	72,029

Construction Materials - 0.4%
Martin Marietta Materials, Inc.	131	66,603
Vulcan Materials Co.	268	60,571
		127,174
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Consumer Electronics - 0.1%
Garmin Ltd.	327	$39,073

Consumer Staples Merchandise Retail - 2.6%
Costco Wholesale Corp.	942	654,577
Dollar General Corp.	467	61,677
Target Corp.	962	133,795
		850,049

Data Processing & Outsourced Services - 0.2%
Broadridge Financial Solutions, Inc.	249	50,846
Genpact Ltd.	383	13,750
SS&C Technologies Holdings, Inc.	445	27,154
		91,750

Distillers & Vintners - 0.4%
Brown-Forman Corp. - Class B	649	35,630
Constellation Brands, Inc. - Class A	343	84,063
		119,693

Distributors - 0.2%
Genuine Parts Co.	293	41,088
Pool Corp.	81	30,071
		71,159

Diversified Banks - 0.1%
First Citizens BancShares, Inc. - Class A	22	33,220

Electric Utilities - 1.5%
Alliant Energy Corp.	537	26,130
American Electric Power Co., Inc.	1,062	82,985
Eversource Energy	738	40,014
IDACORP, Inc.	107	9,906
NextEra Energy, Inc.	4,310	252,696
PNM Resources, Inc.	181	6,558
Xcel Energy, Inc.	1,135	67,952
		486,241

Electrical Components & Equipment - 1.0%
Eaton Corp. PLC	821	202,032
Hubbell, Inc.	112	37,584
Regal Rexnord Corp.	141	18,818
Rockwell Automation, Inc.	239	60,534
		318,968

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Electronic Components - 0.6%
Amphenol Corp. - Class A	1,223	$123,645
Corning, Inc.	1,642	53,349
Littelfuse, Inc.	52	12,579
		189,573

Electronic Equipment & Instruments - 0.0%(a)
Cognex Corp.	366	13,227

Electronic Manufacturing Services - 0.3%
TE Connectivity Ltd.	648	92,139

Environmental & Facilities Services - 0.9%
Republic Services, Inc.	440	75,293
Tetra Tech, Inc.	112	17,716
Veralto Corp.	493	37,808
Waste Management, Inc.	835	155,001
		285,818

Fertilizers & Agricultural Chemicals - 0.0%(a)
FMC Corp.	264	14,837

Financial Exchanges & Data - 3.0%
Cboe Global Markets, Inc.	224	41,182
CME Group, Inc.	737	151,704
FactSet Research Systems, Inc.	81	38,550
Intercontinental Exchange, Inc.	1,258	160,181
MarketAxess Holdings, Inc.	79	17,815
Moody's Corp.	325	127,413
Morningstar, Inc.	56	15,641
MSCI, Inc.	159	95,181
Nasdaq, Inc.	849	49,047
S&P Global, Inc.	677	303,532
		1,000,246

Food Distributors - 0.3%
Sysco Corp.	1,034	83,682

Food Retail - 0.1%
Casey's General Stores, Inc.	79	21,437

Footwear - 0.8%
Nike, Inc. - Class B	2,573	261,237
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Gas Utilities - 0.1%
Atmos Energy Corp.	316	$36,005

Gold - 0.0%(a)
Royal Gold, Inc.	140	16,015

Health Care Equipment - 3.1%
Abbott Laboratories	3,679	416,280
Baxter International, Inc.	1,076	41,630
Medtronic PLC	2,834	248,087
STERIS PLC	210	45,980
Stryker Corp.	705	236,513
		988,490

Health Care Services - 0.2%
Chemed Corp.	32	18,969
Quest Diagnostics, Inc.	238	30,567
		49,536

Home Improvement Retail - 3.1%
Home Depot, Inc.	2,130	751,805
Lowe's Cos., Inc.	1,224	260,516
		1,012,321

Household Products - 2.7%
Church & Dwight Co., Inc.	524	52,321
Clorox Co.	263	38,201
Procter & Gamble Co.	5,020	788,843
		879,365

Human Resource & Employment Services - 0.9%
Automatic Data Processing, Inc.	850	208,913
Paychex, Inc.	667	81,194
Robert Half, Inc.	222	17,658
		307,765

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	1,397	23,302

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	1,411	285,389

Industrial Gases - 0.4%
Air Products and Chemicals, Inc.	472	120,695

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Industrial Machinery & Supplies & Components - 1.7%
Donaldson Co., Inc.	254	$16,406
Dover Corp.	288	43,137
Graco, Inc.	356	30,367
IDEX Corp.	161	34,052
Illinois Tool Works, Inc.	599	156,278
ITT, Inc.	174	21,016
Lincoln Electric Holdings, Inc.	121	26,889
Nordson Corp.	109	27,437
Parker-Hannifin Corp.	273	126,809
Snap-on, Inc.	110	31,892
Xylem, Inc.	512	57,569
		571,852

Insurance Brokers - 1.5%
Aon PLC - Class A	399	119,074
Arthur J. Gallagher & Co.	454	105,401
Brown & Brown, Inc.	498	38,625
Marsh & McLennan Cos., Inc.	1,021	197,910
Willis Towers Watson PLC	218	53,693
		514,703

Integrated Oil & Gas - 1.7%
Chevron Corp.	3,723	548,882

Investment Banking & Brokerage - 0.2%
Houlihan Lokey, Inc.	107	12,816
Raymond James Financial, Inc.	401	44,183
		56,999

IT Consulting & Other Services - 0.1%
Amdocs Ltd.	254	23,287

Life & Health Insurance - 0.4%
Aflac, Inc.	1,254	105,763
Globe Life, Inc.	192	23,581
Primerica, Inc.	76	17,796
		147,140

Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	621	80,792
Danaher Corp.	1,437	344,751
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Life Sciences Tools & Services - 2.8% (Continued)
Thermo Fisher Scientific, Inc.	818	$440,885
West Pharmaceutical Services, Inc.	152	56,701
		923,129

Managed Health Care - 4.1%
Elevance Health, Inc.	485	239,318
Humana, Inc.	256	96,783
UnitedHealth Group, Inc.	1,968	1,007,105
		1,343,206

Metal, Glass & Plastic Containers - 0.1%
Ball Corp.	668	37,041

Multi-Utilities - 0.7%
Ameren Corp.	556	38,681
CMS Energy Corp.	619	35,382
Sempra	1,300	93,028
WEC Energy Group, Inc.	649	52,413
		219,504

Office Services & Supplies - 0.0%(a)
MSA Safety, Inc.	79	13,037

Oil & Gas Exploration & Production - 0.9%
ConocoPhillips	2,548	285,045
Texas Pacific Land Corp.	13	18,997
		304,042

Other Specialty Retail - 0.2%
Dick's Sporting Goods, Inc.	126	18,783
Tractor Supply Co.	232	52,107
		70,890

Packaged Foods & Meats - 1.2%
Flowers Foods, Inc.	372	8,482
Hershey Co.	314	60,772
Hormel Foods Corp.	609	18,495
J.M. Smucker Co.	216	28,415
Lamb Weston Holdings, Inc.	310	31,756
Lancaster Colony Corp.	41	7,535
McCormick & Co., Inc.	513	34,966
Mondelez International, Inc. - Class A	2,807	211,283
		401,704
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.1%
Avery Dennison Corp.	170	$33,907

Pharmaceuticals - 10.0%
Bristol-Myers Squibb Co.	4,332	211,705
Eli Lilly & Co.	1,808	1,167,262
Johnson & Johnson	5,115	812,773
Merck & Co., Inc.	5,387	650,642
Pfizer, Inc.	12,030	325,772
Zoetis, Inc.	871	163,583
		3,331,737

Property & Casualty Insurance - 0.9%
Allstate Corp.	533	82,748
Cincinnati Financial Corp.	327	36,232
Erie Indemnity Co. - Class A	54	18,675
Kinsale Capital Group, Inc.	47	18,686
Selective Insurance Group, Inc.	127	13,317
Travelers Cos., Inc.	473	99,973
W R Berkley Corp.	401	32,834
		302,465

Rail Transportation - 1.7%
CSX Corp.	4,134	147,584
Norfolk Southern Corp.	470	110,563
Union Pacific Corp.	1,277	311,498
		569,645

Regional Banks - 0.1%
Commerce Bancshares, Inc.	254	13,238
Cullen/Frost Bankers, Inc.	126	13,372
First Financial Bankshares, Inc.	292	9,119
		35,729

Renewable Electricity - 0.0%(a)
NextEra Energy Partners LP	198	5,910

Research & Consulting Services - 0.1%
Booz Allen Hamilton Holding Corp.	268	37,726

Restaurants - 2.4%
Domino's Pizza, Inc.	74	31,540
McDonald's Corp.	1,553	454,594
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Restaurants - 2.4% (Continued)
Starbucks Corp.	2,331	$216,853
Yum! Brands, Inc.	579	74,975
		777,962

Semiconductor Materials & Equipment - 2.1%
Applied Materials, Inc.	1,775	291,633
KLA Corp.	284	168,707
Lam Research Corp.	276	227,747
		688,087

Semiconductors - 6.2%
Analog Devices, Inc.	1,032	198,516
Broadcom, Inc.	860	1,014,799
Microchip Technology, Inc.	1,111	94,635
Monolithic Power Systems, Inc.	97	58,464
QUALCOMM, Inc.	2,377	353,007
Skyworks Solutions, Inc.	339	35,412
Texas Instruments, Inc.	1,933	309,512
Universal Display Corp.	93	15,789
		2,080,134

Soft Drinks & Non-alcoholic Beverages - 1.5%
PepsiCo, Inc.	2,925	492,950

Specialized Consumer Services - 0.1%
Service Corp. International	310	20,807

Specialty Chemicals - 1.1%
Ashland, Inc.	100	9,362
Ecolab, Inc.	540	107,039
PPG Industries, Inc.	502	70,802
RPM International, Inc.	274	29,225
Sherwin-Williams Co.	488	148,537
		364,965

Systems Software - 6.2%
Dolby Laboratories, Inc. - Class A	124	10,314
Microsoft Corp.	4,280	1,701,642
Oracle Corp.	3,383	377,881
		2,089,837

Technology Distributors - 0.2%
CDW Corp.	285	64,615

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	8,310	$1,532,364
NetApp, Inc.	444	38,717
		1,571,081

Trading Companies & Distributors - 0.6%
Fastenal Co.	1,216	82,968
Watsco, Inc.	71	27,760
WW Grainger, Inc.	97	86,876
		197,604

Transaction & Payment Processing Services - 5.3%
Jack Henry & Associates, Inc.	149	24,709
Mastercard, Inc. - Class A	1,773	796,485
Visa, Inc. - Class A	3,378	923,071
		1,744,265

Water Utilities - 0.2%
American Water Works Co., Inc.	401	49,732
Essential Utilities, Inc.	516	18,504
		68,236
TOTAL COMMON STOCKS (Cost $28,834,060)		31,833,018

REAL ESTATE INVESTMENT TRUSTS - 3.1%
Agree Realty Corp.	211	12,578
American Tower Corp.	959	187,628
Crown Castle, Inc.	893	96,667
CubeSmart	476	20,573
Digital Realty Trust, Inc.	645	90,597
EastGroup Properties, Inc.	97	17,211
Equinix, Inc.	192	159,316
Equity LifeStyle Properties, Inc.	353	23,895
Extra Space Storage, Inc.	446	64,420
First Industrial Realty Trust, Inc.	281	14,477
Mid-America Apartment Communities, Inc.	239	30,205
National Storage Affiliates Trust	176	6,574
Prologis, Inc.	1,964	248,818
Rexford Industrial Realty, Inc.	448	23,560
Sun Communities, Inc.	261	32,716
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $990,856)		1,029,235

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.25%(b)	128,866	$128,866
TOTAL SHORT-TERM INVESTMENTS (Cost $128,866)		128,866

TOTAL INVESTMENTS - 99.9% (Cost $29,953,782)		$32,991,119
Other Assets in Excess of Liabilities - 0.1%		23,430
TOTAL NET ASSETS - 100.0%		$33,014,549

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Advertising - 0.1%
Interpublic Group of Cos., Inc.	72	$2,375
Trade Desk, Inc. - Class A(a)	648	44,343
		46,718

Aerospace & Defense - 1.1%
Axon Enterprise, Inc.(a)	95	23,661
Boeing Co.(a)	939	198,167
BWX Technologies, Inc.	96	7,822
Curtiss-Wright Corp.	34	7,567
General Dynamics Corp.	52	13,779
HEICO Corp. - Class A	102	14,430
HEICO Corp.	53	9,518
Hexcel Corp.	56	3,718
Howmet Aerospace, Inc.	237	13,334
Huntington Ingalls Industries, Inc.	22	5,696
L3Harris Technologies, Inc.	119	24,802
Lockheed Martin Corp.	151	64,841
Northrop Grumman Corp.	87	38,868
Textron, Inc.	26	2,202
TransDigm Group, Inc.	72	78,673
Woodward, Inc.	35	4,822
		511,900

Agricultural & Farm Machinery - 0.3%
Deere & Co.	367	144,444
Toro Co.	154	14,242
		158,686

Agricultural Products & Services - 0.0%(b)
Darling Ingredients, Inc.(a)	210	9,093

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	4	336
Expeditors International of Washington, Inc.	203	25,645
GXO Logistics, Inc.(a)	108	5,873
United Parcel Service, Inc. - Class B	300	42,570
		74,424

Alternative Carriers - 0.0%(b)
Iridium Communications, Inc.	163	5,910
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Apparel Retail - 0.5%
Burlington Stores, Inc.(a)	90	$17,204
Ross Stores, Inc.	420	58,918
TJX Cos., Inc.	1,742	165,332
		241,454

Apparel, Accessories & Luxury Goods - 0.2%
Columbia Sportswear Co.	19	1,506
Lululemon Athletica, Inc.(a)	180	81,687
Ralph Lauren Corp.	13	1,868
Tapestry, Inc.	40	1,552
		86,613

Application Software - 4.7%
Adobe, Inc.(a)	720	444,802
ANSYS, Inc.(a)	138	45,241
Appfolio, Inc. - Class A(a)	23	5,043
AppLovin Corp. - Class A(a)	276	11,352
Aspen Technology, Inc.(a)	27	5,184
Atlassian Corp. - Class A(a)	255	63,691
Autodesk, Inc.(a)	324	82,234
Bentley Systems, Inc. - Class B	324	16,330
BILL Holdings, Inc.(a)	148	11,551
Cadence Design Systems, Inc.(a)	414	119,422
CCC Intelligent Solutions Holdings, Inc.(a)	174	1,912
Confluent, Inc. - Class A(a)	282	6,306
Datadog, Inc. - Class A(a)	462	57,491
DocuSign, Inc.(a)	300	18,276
DoubleVerify Holdings, Inc.(a)	181	7,242
Dropbox, Inc. - Class A(a)	414	13,116
Dynatrace, Inc.(a)	353	20,121
Elastic NV(a)	105	12,291
Fair Isaac Corp.(a)	32	38,363
Five9, Inc.(a)	96	7,283
Guidewire Software, Inc.(a)	55	6,142
HashiCorp, Inc. - Class A(a)	150	3,279
HubSpot, Inc.(a)	75	45,825
Intuit, Inc.	428	270,209
Manhattan Associates, Inc.(a)	81	19,647
Nutanix, Inc. - Class A(a)	324	18,209
Palantir Technologies, Inc. - Class A(a)	2,858	45,985
Pegasystems, Inc.	56	2,729
Procore Technologies, Inc.(a)	112	7,996
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Application Software - 4.7% (Continued)
PTC, Inc.(a)	162	$29,265
RingCentral, Inc. - Class A(a)	138	4,677
Roper Technologies, Inc.	150	80,550
Salesforce, Inc.(a)	1,481	416,294
Samsara, Inc. - Class A(a)	211	6,625
Smartsheet, Inc. - Class A(a)	186	8,364
Splunk, Inc.(a)	234	35,889
SPS Commerce, Inc.(a)	48	8,822
Synopsys, Inc.(a)	222	118,404
Tyler Technologies, Inc.(a)	70	29,593
Unity Software, Inc.(a)	372	12,053
Workday, Inc. - Class A(a)	300	87,321
Zoom Video Communications, Inc. - Class A(a)	361	23,324
		2,268,453

Asset Management & Custody Banks - 0.8%
Affiliated Managers Group, Inc.	9	1,340
Ameriprise Financial, Inc.	74	28,625
Ares Management Corp. - Class A	241	29,277
BlackRock, Inc.	113	87,497
Blackstone, Inc.	1,157	143,989
Blue Owl Capital, Inc. - Class A	382	5,936
KKR & Co., Inc.	766	66,320
SEI Investments Co.	96	6,071
TPG, Inc.	6	250
		369,305

Automobile Manufacturers - 1.7%
Lucid Group, Inc.(a)(c)	1,243	4,201
Rivian Automotive, Inc. - Class A(a)	1,065	16,305
Tesla, Inc.(a)	4,307	806,659
		827,165

Automotive Parts & Equipment - 0.0%(b)
Aptiv PLC(a)	211	17,161
Gentex Corp.	189	6,262
QuantumScape Corp.(a)	468	3,187
		26,610

Automotive Retail - 0.4%
AutoZone, Inc.(a)	27	74,578
CarMax, Inc.(a)	146	10,392
Carvana Co.(a)	141	6,071
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Automotive Retail - 0.4% (Continued)
Murphy USA, Inc.	19	$6,698
O'Reilly Automotive, Inc.(a)	84	85,936
Valvoline, Inc.(a)	95	3,467
		187,142

Biotechnology - 1.7%
AbbVie, Inc.	931	153,056
Alnylam Pharmaceuticals, Inc.(a)	186	32,161
Amgen, Inc.	239	75,108
Apellis Pharmaceuticals, Inc.(a)	153	9,683
Arrowhead Pharmaceuticals, Inc.(a)	162	5,200
Biogen, Inc.(a)	43	10,606
BioMarin Pharmaceutical, Inc.(a)	276	24,310
CRISPR Therapeutics AG(a)(c)	96	6,043
Denali Therapeutics, Inc.(a)	99	1,585
Exact Sciences Corp.(a)	276	18,050
Exelixis, Inc.(a)	462	10,053
Halozyme Therapeutics, Inc.(a)	210	7,109
Incyte Corp.(a)	276	16,221
Karuna Therapeutics, Inc.(a)	40	12,537
Moderna, Inc.(a)	564	56,992
Natera, Inc.(a)	157	10,353
Neurocrine Biosciences, Inc.(a)	146	20,406
Regeneron Pharmaceuticals, Inc.(a)	164	154,616
Roivant Sciences Ltd.(a)	566	5,660
Sarepta Therapeutics, Inc.(a)	116	13,803
Vertex Pharmaceuticals, Inc.(a)	400	173,353
		816,905

Brewers - 0.0%(b)
Boston Beer Co., Inc. - Class A(a)	11	3,842

Broadline Retail - 4.6%
Amazon.com, Inc.(a)	14,094	2,187,389
eBay, Inc.	326	13,389
Etsy, Inc.(a)	186	12,380
		2,213,158

Building Products - 0.7%
A.O. Smith Corp.	151	11,719
Advanced Drainage Systems, Inc.	96	12,520
Allegion PLC	78	9,663
Armstrong World Industries, Inc.	29	2,877
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Building Products - 0.7% (Continued)
Builders FirstSource, Inc.(a)	110	$19,110
Carlisle Cos., Inc.	49	15,399
Carrier Global Corp.	969	53,015
Fortune Brands Innovations, Inc.	50	3,880
Johnson Controls International PLC	740	38,991
Lennox International, Inc.	40	17,126
Masco Corp.	142	9,555
Owens Corning	15	2,273
Simpson Manufacturing Co., Inc.	56	10,135
Trane Technologies PLC	250	63,013
Trex Co., Inc.(a)	162	13,200
		282,476

Cable & Satellite - 0.1%
Cable One, Inc.	1	549
Charter Communications, Inc. - Class A(a)	54	20,019
Liberty Broadband Corp. - Class A(a)	22	1,712
Liberty Broadband Corp. - Class C(a)	186	14,592
Liberty Media Corp.-Liberty SiriusXM(a)	326	9,897
Liberty Media Corp.-Liberty SiriusXM(a)	149	4,528
Sirius XM Holdings, Inc.	247	1,257
		52,554

Cargo Ground Transportation - 0.2%
JB Hunt Transport Services, Inc.	108	21,706
Knight-Swift Transportation Holdings, Inc.	3	172
Landstar System, Inc.	32	6,135
Old Dominion Freight Line, Inc.	156	60,999
Saia, Inc.(a)	45	20,276
U-Haul Holding Co.	57	3,641
U-Haul Holding Co.(a)	5	331
		113,260

Casinos & Gaming - 0.2%
Boyd Gaming Corp.	31	1,968
Caesars Entertainment, Inc.(a)	192	8,423
Churchill Downs, Inc.	96	11,613
DraftKings, Inc. - Class A(a)	632	24,680
Light & Wonder, Inc. - Class A(a)	138	11,092
MGM Resorts International(a)	37	1,605
Wynn Resorts Ltd.	145	13,692
		73,073
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Commercial & Residential Mortgage Finance - 0.0%(b)
Rocket Cos., Inc. - Class A(a)	174	$2,142
UWM Holdings Corp.(c)	54	362
		2,504

Commodity Chemicals - 0.0%(b)
Olin Corp.	73	3,801

Communications Equipment - 0.6%
Arista Networks, Inc.(a)	369	95,453
Ciena Corp.(a)	114	6,042
Cisco Systems, Inc.	1,412	70,854
F5, Inc.(a)	49	9,001
Juniper Networks, Inc.	162	5,988
Lumentum Holdings, Inc.(a)	62	3,406
Motorola Solutions, Inc.	241	77,000
		267,744

Computer & Electronics Retail - 0.0%(b)
GameStop Corp. - Class A(a)(c)	154	2,191

Construction & Engineering - 0.2%
AECOM	100	8,819
API Group Corp.(a)	213	6,714
EMCOR Group, Inc.	40	9,124
MasTec, Inc.(a)	56	3,678
Quanta Services, Inc.	210	40,750
Valmont Industries, Inc.	25	5,643
WillScot Mobile Mini Holdings Corp.(a)	324	15,325
		90,053

Construction Machinery & Heavy Transportation Equipment - 0.3%
Caterpillar, Inc.	378	113,517
PACCAR, Inc.	21	2,108
Westinghouse Air Brake Technologies Corp.	105	13,815
		129,440

Construction Machinery & Heavy Trucks - 0.0%(b)
Cummins, Inc.	24	5,743
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Construction Materials - 0.2%
Eagle Materials, Inc.	41	$9,277
Martin Marietta Materials, Inc.	88	44,741
Vulcan Materials Co.	198	44,750
		98,768

Consumer Electronics - 0.0%(b)
Garmin Ltd.	105	12,546

Consumer Finance - 0.2%
American Express Co.	426	85,515
Credit Acceptance Corp.(a)	5	2,705
Discover Financial Services	59	6,226
SoFi Technologies, Inc.(a)(c)	1,032	8,081
		102,527

Consumer Staples Merchandise Retail - 1.4%
BJ's Wholesale Club Holdings, Inc.(a)	61	3,925
Costco Wholesale Corp.	694	482,246
Dollar General Corp.	188	24,829
Dollar Tree, Inc.(a)	206	26,908
Target Corp.	60	8,345
Walmart, Inc.	833	137,653
		683,906

Copper - 0.1%
Freeport-McMoRan, Inc.	1,528	60,646

Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	175	35,735
Genpact Ltd.	110	3,949
Maximus, Inc.	58	4,705
SS&C Technologies Holdings, Inc.	189	11,533
		55,922

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	63	3,551
Brown-Forman Corp. - Class B	462	25,364
Constellation Brands, Inc. - Class A	87	21,322
		50,237

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Distributors - 0.1%
Genuine Parts Co.	89	$12,480
LKQ Corp.	103	4,807
Pool Corp.	52	19,305
		36,592

Diversified Banks - 0.0%(b)
First Citizens BancShares, Inc. - Class A	8	12,080

Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	418	41,967

Diversified Support Services - 0.3%
Cintas Corp.	144	87,058
Copart, Inc.(a)	1,337	64,229
Vestis Corp.	44	942
		152,229

Education Services - 0.0%(b)
Bright Horizons Family Solutions, Inc.(a)	53	5,207

Electric Utilities - 0.3%
Alliant Energy Corp.	61	2,968
IDACORP, Inc.	17	1,574
NextEra Energy, Inc.	2,033	119,195
Southern Co.	189	13,139
Xcel Energy, Inc.	14	838
		137,714

Electrical Components & Equipment - 0.8%
Acuity Brands, Inc.	12	2,858
AMETEK, Inc.	347	56,231
Eaton Corp. PLC	464	114,182
Emerson Electric Co.	348	31,922
Generac Holdings, Inc.(a)	78	8,866
Hubbell, Inc.	61	20,470
NEXTracker, Inc. - Class A(a)	74	3,350
nVent Electric PLC	187	11,227
Plug Power, Inc.(a)(c)	876	3,898
Regal Rexnord Corp.	23	3,070
Rockwell Automation, Inc.	170	43,058
Sensata Technologies Holding PLC	49	1,772
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Electrical Components & Equipment - 0.8% (Continued)
Sunrun, Inc.(a)	102	$1,477
Vertiv Holdings Co. - Class A	525	29,573
		331,954

Electronic Components - 0.2%
Amphenol Corp. - Class A	900	90,989
Coherent Corp.(a)	166	7,892
Corning, Inc.	163	5,296
Littelfuse, Inc.	31	7,499
		111,676

Electronic Equipment & Instruments - 0.2%
Cognex Corp.	247	8,927
Keysight Technologies, Inc.(a)	276	42,299
Teledyne Technologies, Inc.(a)	56	23,434
Trimble, Inc.(a)	337	17,140
Vontier Corp.	97	3,355
Zebra Technologies Corp. - Class A(a)	72	17,248
		112,403

Electronic Manufacturing Services - 0.1%
Flex Ltd.(a)	43	1,021
IPG Photonics Corp.(a)	27	2,643
Jabil, Inc.	51	6,390
TE Connectivity Ltd.	246	34,979
		45,033

Environmental & Facilities Services - 0.5%
Clean Harbors, Inc.(a)	64	10,749
Republic Services, Inc.	290	49,625
Rollins, Inc.	477	20,659
Stericycle, Inc.(a)	7	336
Tetra Tech, Inc.	72	11,389
Veralto Corp.	336	25,768
Waste Management, Inc.	580	107,665
		226,191

Fertilizers & Agricultural Chemicals - 0.1%
Corteva, Inc.	1,069	48,618
FMC Corp.	66	3,709
		52,327
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Financial Exchanges & Data - 1.3%
Cboe Global Markets, Inc.	151	$27,761
CME Group, Inc.	80	16,467
Coinbase Global, Inc. - Class A(a)	227	29,101
FactSet Research Systems, Inc.	61	29,031
Intercontinental Exchange, Inc.	746	94,988
MarketAxess Holdings, Inc.	48	10,824
Moody's Corp.	243	95,266
Morningstar, Inc.	33	9,217
MSCI, Inc.	119	71,236
Nasdaq, Inc.	380	21,953
S&P Global, Inc.	486	217,899
Tradeweb Markets, Inc. - Class A	172	16,407
		640,150

Food Distributors - 0.0%(b)
Performance Food Group Co.(a)	2	145
Sysco Corp.	65	5,260
US Foods Holding Corp.(a)	317	14,586
		19,991

Food Retail - 0.0%(b)
Casey's General Stores, Inc.	29	7,869

Footwear - 0.5%
Crocs, Inc.(a)	73	7,408
Deckers Outdoor Corp.(a)	36	27,134
Nike, Inc. - Class B	1,867	189,557
On Holding AG - Class A(a)	310	8,234
Skechers USA, Inc. - Class A(a)	109	6,806
		239,139

Gold - 0.0%(b)
Royal Gold, Inc.	86	9,838

Health Care Distributors - 0.0%(b)
Henry Schein, Inc.(a)	96	7,185

Health Care Equipment - 2.8%
Abbott Laboratories	2,549	288,419
Baxter International, Inc.	211	8,164
Becton Dickinson & Co.	247	58,986
Boston Scientific Corp.(a)	2,371	149,989
Dexcom, Inc.(a)	594	72,082
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Health Care Equipment - 2.8% (Continued)
Edwards Lifesciences Corp.(a)	924	$72,506
Envista Holdings Corp.(a)	24	564
GE HealthCare Technologies, Inc.	506	37,120
Globus Medical, Inc. - Class A(a)	172	9,080
Hologic, Inc.(a)	251	18,684
IDEXX Laboratories, Inc.(a)	116	59,749
Inspire Medical Systems, Inc.(a)	37	7,802
Insulet Corp.(a)	96	18,324
Integra LifeSciences Holdings Corp.(a)	34	1,365
Intuitive Surgical, Inc.(a)	526	198,944
Masimo Corp.(a)	72	9,284
Medtronic PLC	422	36,942
Novocure Ltd.(a)	87	1,211
Penumbra, Inc.(a)	48	12,105
QuidelOrtho Corp.(a)	61	4,179
ResMed, Inc.	210	39,942
Shockwave Medical, Inc.(a)	48	10,860
STERIS PLC	148	32,405
Stryker Corp.	540	181,159
Teleflex, Inc.	44	10,685
Zimmer Biomet Holdings, Inc.	156	19,594
		1,360,144

Health Care Facilities - 0.1%
Acadia Healthcare Co., Inc.(a)	80	6,571
Encompass Health Corp.	41	2,913
HCA Healthcare, Inc.	173	52,748
Universal Health Services, Inc. - Class B	16	2,541
		64,773

Health Care Services - 0.1%
agilon health, Inc.(a)	468	2,757
Chemed Corp.	20	11,856
DaVita, Inc.(a)	34	3,677
Guardant Health, Inc.(a)	168	3,684
Option Care Health, Inc.(a)	276	8,622
Quest Diagnostics, Inc.	58	7,449
R1 RCM, Inc.(a)	201	2,058
		40,103
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Health Care Supplies - 0.1%
Align Technology, Inc.(a)	96	$25,663
Cooper Cos., Inc.	67	24,993
Dentsply Sirona, Inc.	151	5,247
ICU Medical, Inc.(a)	15	1,373
		57,276

Health Care Technology - 0.0%(b)
Doximity, Inc. - Class A(a)	162	4,366
Teladoc Health, Inc.(a)	225	4,372
		8,738

Home Furnishings - 0.0%(b)
Tempur Sealy International, Inc.	241	12,023

Home Improvement Retail - 1.2%
Floor & Decor Holdings, Inc. - Class A(a)	162	16,291
Home Depot, Inc.	1,154	407,315
Lowe's Cos., Inc.	753	160,269
		583,875

Homebuilding - 0.1%
DR Horton, Inc.	96	13,719
NVR, Inc.(a)	3	21,226
TopBuild Corp.(a)	40	14,765
		49,710

Homefurnishing Retail - 0.0%(b)
RH(a)	19	4,816
Wayfair, Inc. - Class A(a)	107	5,377
		10,193

Hotels, Resorts & Cruise Lines - 1.0%
Airbnb, Inc. - Class A(a)	566	81,583
Booking Holdings, Inc.(a)	53	185,896
Choice Hotels International, Inc.	38	4,603
Expedia Group, Inc.(a)	27	4,005
Hilton Worldwide Holdings, Inc.	379	72,374
Hyatt Hotels Corp. - Class A	37	4,750
Marriott International, Inc. - Class A	385	92,296
Royal Caribbean Cruises Ltd.(a)	351	44,753
Wyndham Hotels & Resorts, Inc.	38	2,961
		493,221
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Household Products - 1.2%
Church & Dwight Co., Inc.	348	$34,748
Clorox Co.	115	16,704
Colgate-Palmolive Co.	636	53,551
Kimberly-Clark Corp.	197	23,831
Procter & Gamble Co.	2,702	424,592
Reynolds Consumer Products, Inc.	33	897
		554,323

Human Resource & Employment Services - 0.5%
Automatic Data Processing, Inc.	624	153,367
Dayforce, Inc.(a)	210	14,599
Paychex, Inc.	380	46,257
Paycom Software, Inc.	72	13,697
Paylocity Holding Corp.(a)	55	8,713
Robert Half, Inc.	38	3,023
TriNet Group, Inc.(a)	37	4,207
		243,863

Independent Power Producers & Energy Traders - 0.0%(b)
Vistra Corp.	56	2,298

Industrial Conglomerates - 0.3%
General Electric Co.	338	44,758
Honeywell International, Inc.	583	117,918
		162,676

Industrial Gases - 0.9%
Air Products and Chemicals, Inc.	286	73,133
Linde PLC	751	304,027
		377,160

Industrial Machinery & Supplies & Components - 1.0%
Chart Industries, Inc.(a)	56	6,536
Crane Co.	51	6,330
Donaldson Co., Inc.	105	6,782
Dover Corp.	162	24,264
Flowserve Corp.	84	3,354
Fortive Corp.	285	22,281
Graco, Inc.	234	19,960
IDEX Corp.	102	21,573
Illinois Tool Works, Inc.	367	95,751
Ingersoll Rand, Inc.	602	48,076
ITT, Inc.	67	8,092
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Industrial Machinery & Supplies & Components - 1.0% (Continued)
Lincoln Electric Holdings, Inc.	76	$16,889
Middleby Corp.(a)	48	6,771
Nordson Corp.	72	18,124
Otis Worldwide Corp.	518	45,812
Parker-Hannifin Corp.	162	75,249
Pentair PLC	188	13,756
RBC Bearings, Inc.(a)	37	9,936
Snap-on, Inc.	30	8,698
Symbotic, Inc.(a)(c)	35	1,506
Timken Co.	20	1,638
Xylem, Inc.	302	33,957
		495,335

Insurance Brokers - 0.7%
Aon PLC - Class A	294	87,739
Arthur J Gallagher & Co.	316	73,363
Brown & Brown, Inc.	348	26,991
Marsh & McLennan Cos., Inc.	769	149,063
Ryan Specialty Holdings, Inc.(a)	138	5,978
Willis Towers Watson PLC	91	22,413
		365,547

Integrated Oil & Gas - 0.2%
Exxon Mobil Corp.	739	75,977

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	361	49,666
Playtika Holding Corp.(a)	24	173
Roblox Corp. - Class A(a)	717	27,827
Take-Two Interactive Software, Inc.(a)	189	31,172
		108,838

Interactive Media & Services - 8.0%
Alphabet, Inc. - Class A(a)	9,134	1,279,673
Alphabet, Inc. - Class C(a)	7,694	1,091,009
Bumble, Inc. - Class A(a)	138	1,893
IAC, Inc.(a)	50	2,511
Meta Platforms, Inc. - Class A(a)	3,463	1,351,056
Pinterest, Inc. - Class A(a)	767	28,739
Snap, Inc. - Class A(a)	1,566	24,884
Ziff Davis, Inc.(a)	19	1,281
ZoomInfo Technologies, Inc.(a)	510	8,180
		3,789,226
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Internet Services & Infrastructure - 0.6%
Akamai Technologies, Inc.(a)	188	$23,167
Cloudflare, Inc. - Class A(a)	429	33,912
GoDaddy, Inc. - Class A(a)	234	24,958
MongoDB, Inc.(a)	90	36,047
Okta, Inc.(a)	227	18,762
Snowflake, Inc. - Class A(a)	444	86,865
Twilio, Inc. - Class A(a)	240	16,879
VeriSign, Inc.(a)	138	27,445
		268,035

Investment Banking & Brokerage - 0.3%
Charles Schwab Corp.	1,165	73,302
Evercore, Inc. - Class A	8	1,374
Houlihan Lokey, Inc.	66	7,905
Interactive Brokers Group, Inc. - Class A	110	9,763
LPL Financial Holdings, Inc.	102	24,397
Raymond James Financial, Inc.	92	10,137
Robinhood Markets, Inc. - Class A(a)	172	1,847
		128,725

IT Consulting & Other Services - 1.1%
Accenture PLC - Class A	1,027	373,705
Amdocs Ltd.	96	8,801
Cognizant Technology Solutions Corp. - Class A	200	15,424
EPAM Systems, Inc.(a)	72	20,024
Gartner, Inc.(a)	119	54,435
Globant SA(a)	60	14,149
		486,538

Leisure Facilities - 0.0%(b)
Planet Fitness, Inc. - Class A(a)	138	9,351
Vail Resorts, Inc.	32	7,104
		16,455

Leisure Products - 0.0%(b)
Mattel, Inc.(a)	552	9,875
Polaris, Inc.	9	810
YETI Holdings, Inc.(a)	138	6,068
		16,753
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Life & Health Insurance - 0.0%(b)
Globe Life, Inc.	11	$1,351
Primerica, Inc.	26	6,088
		7,439

Life Sciences Tools & Services - 2.0%
10X Genomics, Inc. - Class A(a)	138	5,750
Agilent Technologies, Inc.	439	57,114
Avantor, Inc.(a)	1,184	27,220
Bio-Rad Laboratories, Inc. - Class A(a)	11	3,530
Bio-Techne Corp.	285	20,041
Bruker Corp.	162	11,585
Charles River Laboratories International, Inc.(a)	72	15,572
Danaher Corp.	1,062	254,784
ICON PLC(a)	104	27,130
Illumina, Inc.(a)	139	19,878
IQVIA Holdings, Inc.(a)	276	57,471
Medpace Holdings, Inc.(a)	31	9,039
Mettler-Toledo International, Inc.(a)	29	34,719
Repligen Corp.(a)	72	13,637
Revvity, Inc.	112	12,004
Sotera Health Co.(a)	138	2,031
Thermo Fisher Scientific, Inc.	587	316,382
Waters Corp.(a)	83	26,370
West Pharmaceutical Services, Inc.	96	35,811
		950,068

Managed Health Care - 1.3%
Elevance Health, Inc.	86	42,436
HealthEquity, Inc.(a)	99	7,482
Humana, Inc.	31	11,720
Molina Healthcare, Inc.(a)	54	19,248
UnitedHealth Group, Inc.	1,040	532,209
		613,095

Metal, Glass & Plastic Containers - 0.1%
AptarGroup, Inc.	48	6,234
Ball Corp.	348	19,296
Crown Holdings, Inc.	35	3,098
		28,628
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Movies & Entertainment - 1.2%
AMC Entertainment Holdings, Inc.(a)(c)	57	$231
Endeavor Group Holdings, Inc. - Class A	147	3,638
Liberty Media Corp.-Liberty Formula One - Class A(a)	31	1,894
Liberty Media Corp.-Liberty Formula One - Class C(a)	294	19,772
Liberty Media Corp.-Liberty Live - Class A(a)	34	1,252
Liberty Media Corp.-Liberty Live - Class C(a)	79	2,944
Live Nation Entertainment, Inc.(a)	200	17,770
Madison Square Garden Sports Corp.(a)	10	1,851
Netflix, Inc.(a)	668	376,826
Roku, Inc.(a)	186	16,379
Spotify Technology S.A.(a)	32	6,891
TKO Group Holdings, Inc.	74	6,193
Walt Disney Co.	1,005	96,530
Warner Music Group Corp. - Class A	154	5,619
		557,790

Multi-Sector Holdings - 1.0%
Berkshire Hathaway, Inc. - Class B(a)	1,257	482,361

Multi-Utilities - 0.1%
Ameren Corp.	24	1,670
CMS Energy Corp.	73	4,173
Public Service Enterprise Group, Inc.	6	348
Sempra	224	16,028
WEC Energy Group, Inc.	102	8,238
		30,457

Office Services & Supplies - 0.0%(b)
MSA Safety, Inc.	38	6,271

Oil & Gas Drilling - 0.0%(b)
Noble Corp. PLC	164	7,238
Transocean Ltd.(a)	316	1,725
		8,963

Oil & Gas Equipment & Services - 0.1%
ChampionX Corp.	179	4,906
Halliburton Co.	77	2,745
NOV, Inc.	188	3,668
Schlumberger NV	1,346	65,550
		76,869
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Oil & Gas Exploration & Production - 0.2%
Hess Corp.	416	$58,460
Texas Pacific Land Corp.	11	16,075
		74,535

Oil & Gas Storage & Transportation - 0.2%
Cheniere Energy, Inc.	290	47,557
New Fortress Energy, Inc.	140	4,652
Targa Resources Corp.	324	27,527
Williams Cos., Inc.	4	139
		79,875

Other Specialty Retail - 0.2%
Chewy, Inc. - Class A(a)	138	2,459
Dick's Sporting Goods, Inc.	26	3,876
Five Below, Inc.(a)	72	12,921
Tractor Supply Co.	162	36,385
Ulta Beauty, Inc.(a)	77	38,658
		94,299

Packaged Foods & Meats - 0.5%
Campbell Soup Co.	7	312
Flowers Foods, Inc.	52	1,186
General Mills, Inc.	308	19,992
Hershey Co.	210	40,643
Hormel Foods Corp.	142	4,313
J M Smucker Co.	6	789
Kellanova	34	1,862
Lamb Weston Holdings, Inc.	210	21,512
Lancaster Colony Corp.	24	4,411
McCormick & Co., Inc.	284	19,357
Mondelez International, Inc. - Class A	1,413	106,357
Post Holdings, Inc.(a)	3	279
WK Kellogg Co.	10	130
		221,143

Paper & Plastic Packaging Products & Materials - 0.0%(b)
Avery Dennison Corp.	63	12,565
Graphic Packaging Holding Co.	19	485
Sealed Air Corp.	7	242
		13,292

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Values
Passenger Ground Transportation - 0.4%
Grab Holdings Ltd. - Class A(a)	4,171	$12,805
Lyft, Inc. - Class A(a)	230	2,873
Uber Technologies, Inc.(a)	3,111	203,055
		218,733

Personal Care Products - 0.2%
BellRing Brands, Inc.(a)	212	11,717
Coty, Inc. - Class A(a)	318	3,841
Estee Lauder Cos., Inc. - Class A	324	42,765
Kenvue, Inc.	2,014	41,811
		100,134

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	349	17,056
Catalent, Inc.(a)	234	12,084
Eli Lilly & Co.	1,311	846,395
Jazz Pharmaceuticals PLC(a)	9	1,104
Johnson & Johnson	1,857	295,077
Merck & Co., Inc.	2,803	338,546
Royalty Pharma PLC - Class A	330	9,369
Zoetis, Inc.	636	119,447
		1,639,078

Property & Casualty Insurance - 0.5%
Arch Capital Group Ltd.(a)	314	25,883
Cincinnati Financial Corp.	11	1,219
Erie Indemnity Co. - Class A	24	8,300
Kinsale Capital Group, Inc.	29	11,530
Markel Group, Inc.(a)	13	19,466
Progressive Corp.	877	156,324
RLI Corp.	40	5,455
Selective Insurance Group, Inc.	24	2,517
W R Berkley Corp.	54	4,422
		235,116

Publishing - 0.0%(b)
New York Times Co. - Class A	219	10,635
News Corp. - Class A	14	345
News Corp. - Class B	4	102
		11,082
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Rail Transportation - 0.5%
CSX Corp.	2,040	$72,828
Norfolk Southern Corp.	139	32,698
Union Pacific Corp.	515	125,624
		231,150

Real Estate Development - 0.0%(b)
Howard Hughes Holdings, Inc.(a)	24	1,922

Real Estate Services - 0.2%
CBRE Group, Inc. - Class A(a)	278	23,994
CoStar Group, Inc.(a)	600	50,088
Zillow Group, Inc. - Class A(a)	44	2,424
Zillow Group, Inc. - Class C(a)	195	11,084
		87,590

Regional Banks - 0.0%(b)
Commerce Bancshares, Inc.	21	1,095
First Financial Bankshares, Inc.	87	2,717
		3,812

Reinsurance - 0.0%(b)
RenaissanceRe Holdings Ltd.	31	7,094

Renewable Electricity - 0.0%(b)
NextEra Energy Partners LP	28	836

Research & Consulting Services - 0.4%
Booz Allen Hamilton Holding Corp.	187	26,324
CACI International, Inc. - Class A(a)	21	7,218
Clarivate PLC(a)	663	5,927
Dun & Bradstreet Holdings, Inc.	243	2,816
Equifax, Inc.	186	45,447
FTI Consulting, Inc.(a)	48	9,197
Jacobs Solutions, Inc.	83	11,186
KBR, Inc.	187	9,745
Leidos Holdings, Inc.	49	5,413
Science Applications International Corp.	24	3,064
TransUnion	300	20,757
Verisk Analytics, Inc.	213	51,446
		198,540
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Restaurants - 1.3%
Aramark	90	$2,617
Chipotle Mexican Grill, Inc.(a)	38	91,533
Darden Restaurants, Inc.	123	19,997
Domino's Pizza, Inc.	39	16,623
DoorDash, Inc. - Class A(a)	204	21,257
Dutch Bros, Inc. - Class A(a)	71	1,906
McDonald's Corp.	870	254,667
Starbucks Corp.	1,609	149,685
Texas Roadhouse, Inc.	87	10,938
Wendy's Co.	141	2,690
Yum! Brands, Inc.	391	50,631
		622,544

Semiconductor Materials & Equipment - 1.2%
Amkor Technology, Inc.	52	1,646
Applied Materials, Inc.	1,280	210,305
Enphase Energy, Inc.(a)	188	19,576
Entegris, Inc.	210	24,717
KLA Corp.	217	128,907
Lam Research Corp.	208	171,635
MKS Instruments, Inc.	64	6,813
SolarEdge Technologies, Inc.(a)	72	4,788
Teradyne, Inc.	234	22,602
		590,989

Semiconductors - 9.3%
Advanced Micro Devices, Inc.(a)	2,548	427,274
Analog Devices, Inc.	693	133,305
Broadcom, Inc.	626	738,680
Cirrus Logic, Inc.(a)	63	4,864
First Solar, Inc.(a)	148	21,652
GlobalFoundries, Inc.(a)(c)	109	5,993
Lattice Semiconductor Corp.(a)	210	12,781
Marvell Technology, Inc.	1,398	94,645
Microchip Technology, Inc.	790	67,292
Monolithic Power Systems, Inc.	72	43,396
NVIDIA Corp.	3,678	2,262,962
NXP Semiconductors NV	429	90,334
ON Semiconductor Corp.(a)	648	46,092
Qorvo, Inc.(a)	96	9,575
QUALCOMM, Inc.	1,245	184,895
Rambus, Inc.(a)	162	11,102
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Semiconductors - 9.3% (Continued)
Silicon Laboratories, Inc.(a)	39	$4,811
Skyworks Solutions, Inc.	90	9,401
Synaptics, Inc.(a)	25	2,670
Texas Instruments, Inc.	1,205	192,945
Universal Display Corp.	58	9,847
Wolfspeed, Inc.(a)	181	5,892
		4,380,408

Soft Drinks & Non-alcoholic Beverages - 1.3%
Celsius Holdings, Inc.(a)	196	9,780
Coca-Cola Co.	3,934	234,034
Keurig Dr Pepper, Inc.	101	3,175
Monster Beverage Corp.(a)	1,152	63,383
PepsiCo, Inc.	1,753	295,434
		605,806

Specialized Consumer Services - 0.0%(b)
Service Corp. International	164	11,008

Specialty Chemicals - 0.5%
Albemarle Corp.	170	19,506
Ashland, Inc.	18	1,685
Axalta Coating Systems Ltd.(a)	201	6,516
DuPont de Nemours, Inc.	180	11,124
Ecolab, Inc.	313	62,043
Ginkgo Bioworks Holdings, Inc.(a)(c)	2,152	2,604
PPG Industries, Inc.	214	30,183
RPM International, Inc.	144	15,359
Sherwin-Williams Co.	365	111,098
		260,118

Steel - 0.0%(b)
Reliance Steel & Aluminum Co.	8	2,283

Systems Software - 11.7%
Crowdstrike Holdings, Inc. - Class A(a)	358	104,715
CyberArk Software Ltd.(a)	43	10,040
Dolby Laboratories, Inc. - Class A	62	5,157
Fortinet, Inc.(a)	998	64,361
Gen Digital, Inc.	561	13,172
Gitlab, Inc. - Class A(a)	140	9,955
Microsoft Corp.	11,547	4,590,857
Monday.com Ltd.(a)	34	7,141
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Systems Software - 11.7% (Continued)
Oracle Corp.	2,504	$279,698
Palo Alto Networks, Inc.(a)	455	154,022
SentinelOne, Inc. - Class A(a)	344	9,219
ServiceNow, Inc.(a)	315	241,102
Teradata Corp.(a)	151	6,973
UiPath, Inc. - Class A(a)	555	12,754
Zscaler, Inc.(a)	138	32,522
		5,541,688

Technology Distributors - 0.1%
CDW Corp.	179	40,583

Technology Hardware, Storage & Peripherals - 9.1%
Apple, Inc.	22,878	4,218,703
NetApp, Inc.	141	12,295
Pure Storage, Inc. - Class A(a)	450	17,996
Seagate Technology Holdings PLC	13	1,114
Super Micro Computer, Inc.(a)	74	39,191
Western Digital Corp.(a)	30	1,718
		4,291,017

Tobacco - 0.0%(b)
Philip Morris International, Inc.	13	1,181

Trading Companies & Distributors - 0.5%
Core & Main, Inc. - Class A(a)	100	4,131
Fastenal Co.	830	56,631
Ferguson PLC	240	45,086
SiteOne Landscape Supply, Inc.(a)	58	8,964
United Rentals, Inc.	59	36,899
Watsco, Inc.	45	17,594
WESCO International, Inc.	22	3,817
WW Grainger, Inc.	64	57,321
		230,443

Transaction & Payment Processing Services - 3.4%
Affirm Holdings, Inc.(a)	309	12,518
Block, Inc.(a)	846	54,998
Euronet Worldwide, Inc.(a)	30	2,990
Fiserv, Inc.(a)	929	131,797
FleetCor Technologies, Inc.(a)	96	27,833
Global Payments, Inc.	109	14,522
Jack Henry & Associates, Inc.	96	15,920
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Transaction & Payment Processing Services - 3.4% (Continued)
Mastercard, Inc. - Class A	1,293	$580,854
PayPal Holdings, Inc.(a)	1,708	104,786
Toast, Inc. - Class A(a)	612	10,875
Visa, Inc. - Class A	2,485	679,051
WEX, Inc.(a)	53	10,833
		1,646,977

Water Utilities - 0.1%
American Water Works Co., Inc.	188	23,315
Essential Utilities, Inc.	202	7,244
		30,559

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	386	62,235
TOTAL COMMON STOCKS (Cost $39,659,291)		46,194,130

REAL ESTATE INVESTMENT TRUSTS - 1.8%
Agree Realty Corp.	17	1,013
American Homes 4 Rent - Class A	438	15,352
American Tower Corp.	726	142,042
Americold Realty Trust, Inc.	78	2,145
AvalonBay Communities, Inc.	102	18,258
Brixmor Property Group, Inc.	9	202
Camden Property Trust	101	9,478
Crown Castle, Inc.	418	45,249
CubeSmart	194	8,385
Digital Realty Trust, Inc.	250	35,115
EastGroup Properties, Inc.	54	9,581
Equinix, Inc.	152	126,125
Equity LifeStyle Properties, Inc.	234	15,839
Equity Residential	164	9,871
Essex Property Trust, Inc.	25	5,832
Extra Space Storage, Inc.	217	31,344
Federal Realty Investment Trust	24	2,442
First Industrial Realty Trust, Inc.	186	9,583
Invitation Homes, Inc.	924	30,428
Iron Mountain, Inc.	302	20,391
Lamar Advertising Co. - Class A	34	3,559
Mid-America Apartment Communities, Inc.	108	13,649
National Storage Affiliates Trust	41	1,531
Prologis, Inc.	1,317	166,850
Public Storage	59	16,708
Rayonier, Inc.	99	3,000
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.8% (Continued)	Shares	Value
Realty Income Corp.	13	$707
Regency Centers Corp.	48	3,008
Rexford Industrial Realty, Inc.	325	17,092
SBA Communications Corp.	162	36,265
STAG Industrial, Inc.	102	3,768
Sun Communities, Inc.	166	20,808
UDR, Inc.	277	9,978
Welltower, Inc.	140	12,111
Weyerhaeuser Co.	500	16,385
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $836,812)		864,094

CONTINGENT VALUE RIGHTS - 0.0%(b)
Healthcare-Products - 0.0%(b)
ABIOMED INC, Exercise Price $0.00(a)(d)	4	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 1.0%
Investments Purchased with Proceeds from Securities Lending - 0.1%
First American Government Obligations Fund - Class X, 5.25%(e)	34,415	34,415

Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 5.25%(e)	437,129	437,129
TOTAL SHORT-TERM INVESTMENTS (Cost $471,544)		471,544

TOTAL INVESTMENTS - 99.5% (Cost $40,967,647)		$47,529,768
Other Assets in Excess of Liabilities - 0.5%		232,440
TOTAL NET ASSETS - 100.0%		$47,762,208

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $32,197 which represented 0.1% of net assets.
(d)	Value determined using significant unobservable inputs.
(e)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Advertising - 0.2%
Interpublic Group of Cos., Inc.	612	$20,190
Omnicom Group, Inc.	358	32,356
		52,546

Aerospace & Defense - 2.5%
BWX Technologies, Inc.	25	2,037
Curtiss-Wright Corp.	18	4,006
General Dynamics Corp.	366	96,986
Hexcel Corp.	69	4,581
Howmet Aerospace, Inc.	406	22,842
Huntington Ingalls Industries, Inc.	36	9,321
L3Harris Technologies, Inc.	217	45,227
Lockheed Martin Corp.	279	119,806
Northrop Grumman Corp.	130	58,079
RTX Corp.	2,727	248,485
Textron, Inc.	333	28,208
Woodward, Inc.	55	7,577
		647,155

Agricultural & Farm Machinery - 0.1%
AGCO Corp.	116	14,190
Deere & Co.	34	13,382
Toro Co.	1	92
		27,664

Agricultural Products & Services - 0.4%
Archer-Daniels-Midland Co.	997	55,413
Bunge Global S.A.	270	23,784
Darling Ingredients, Inc.(a)	36	1,559
Ingredion, Inc.	119	12,801
		93,557

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	204	17,154
Expeditors International of Washington, Inc.	20	2,527
FedEx Corp.	433	104,479
GXO Logistics, Inc.(a)	58	3,154
United Parcel Service, Inc. - Class B	988	140,197
		267,511

Alternative Carriers - 0.0%(b)
EchoStar Corp. - Class A(a)	155	2,075
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Aluminum - 0.0%(b)
Alcoa Corp.	328	$9,758

Apparel Retail - 0.1%
Gap, Inc.	354	6,616
Ross Stores, Inc.	110	15,431
TJX Cos., Inc.	3	285
		22,332

Apparel, Accessories & Luxury Goods - 0.2%
Capri Holdings Ltd.(a)	221	10,772
Columbia Sportswear Co.	31	2,457
Levi Strauss & Co. - Class A	158	2,572
PVH Corp.	115	13,830
Ralph Lauren Corp.	44	6,321
Tapestry, Inc.	364	14,119
Under Armour, Inc. - Class A(a)	346	2,637
Under Armour, Inc. - Class C(a)	362	2,679
VF Corp.	647	10,650
		66,037

Application Software - 0.1%
Appfolio, Inc. - Class A(a)	2	439
Aspen Technology, Inc.(a)	13	2,496
CCC Intelligent Solutions Holdings, Inc.(a)	125	1,374
Guidewire Software, Inc.(a)	64	7,147
Procore Technologies, Inc.(a)	8	571
Roper Technologies, Inc.	9	4,833
		16,860

Asset Management & Custody Banks - 1.7%
Affiliated Managers Group, Inc.	45	6,698
Ameriprise Financial, Inc.	97	37,523
Bank of New York Mellon Corp.	1,449	80,362
BlackRock, Inc.	117	90,594
Blue Owl Capital, Inc. - Class A	343	5,330
Carlyle Group, Inc.	454	18,169
Franklin Resources, Inc.	540	14,380
Invesco Ltd.	824	13,044
KKR & Co., Inc.	260	22,511
Northern Trust Corp.	363	28,909
SEI Investments Co.	77	4,869
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Asset Management & Custody Banks - 1.7% (Continued)
State Street Corp.	541	$39,964
T Rowe Price Group, Inc.	410	44,465
TPG, Inc.	105	4,371
		411,189

Automobile Manufacturers - 1.1%
Ford Motor Co.	7,445	87,255
General Motors Co.	2,547	98,824
Stellantis N.V.	4,035	88,608
Thor Industries, Inc.	96	10,850
		285,537

Automotive Parts & Equipment - 0.2%
Aptiv PLC(a)	238	19,357
BorgWarner, Inc.	431	14,611
Gentex Corp.	206	6,825
Lear Corp.	108	14,353
		55,146

Automotive Retail - 0.2%
Advance Auto Parts, Inc.	104	6,952
AutoNation, Inc.(a)	59	8,240
CarMax, Inc.(a)	113	8,043
Carvana Co.(a)	5	215
Lithia Motors, Inc.	45	13,269
Murphy USA, Inc.	8	2,820
Penske Automotive Group, Inc.	34	5,045
Valvoline, Inc.(a)	147	5,364
		49,948

Biotechnology - 3.2%
AbbVie, Inc.	2,208	362,995
Amgen, Inc.	695	218,411
Biogen, Inc.(a)	207	51,059
Denali Therapeutics, Inc.(a)	43	688
Gilead Sciences, Inc.	2,345	183,520
Ionis Pharmaceuticals, Inc.(a)	251	12,899
		829,572

Brewers - 0.1%
Boston Beer Co., Inc. - Class A(a)	2	699
Molson Coors Beverage Co. - Class B	335	20,699
		21,398
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Broadcasting - 0.2%
Fox Corp. - Class A	500	$16,151
Fox Corp. - Class B	240	7,202
Nexstar Media Group, Inc. - Class A	57	10,129
Paramount Global - Class A(c)	13	303
Paramount Global - Class B	903	13,175
		46,960

Broadline Retail - 0.1%
Dillard's, Inc. - Class A	5	1,936
eBay, Inc.	590	24,232
Macy's, Inc.	525	9,602
		35,770

Building Products - 0.6%
A.O. Smith Corp.	38	2,949
Allegion PLC	46	5,699
Armstrong World Industries, Inc.	36	3,572
Builders FirstSource, Inc.(a)	70	12,161
Carlisle Cos., Inc.	22	6,914
Carrier Global Corp.	371	20,297
Fortune Brands Innovations, Inc.	157	12,182
Johnson Controls International PLC	307	16,176
Lennox International, Inc.	1	428
Masco Corp.	239	16,082
Owens Corning	139	21,063
Trane Technologies PLC	98	24,701
		142,224

Cable & Satellite - 1.6%
Cable One, Inc.	7	3,843
Charter Communications, Inc. - Class A(a)	101	37,442
Comcast Corp. - Class A	7,657	356,356
Sirius XM Holdings, Inc.	871	4,433
		402,074

Cargo Ground Transportation - 0.2%
Knight-Swift Transportation Holdings, Inc.	291	16,698
Landstar System, Inc.	17	3,259
U-Haul Holding Co.	104	6,642
U-Haul Holding Co.(a)	7	464
XPO, Inc.(a)	209	17,857
		44,920
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Casinos & Gaming - 0.3%
Boyd Gaming Corp.	72	$4,571
Caesars Entertainment, Inc.(a)	135	5,922
International Game Technology PLC	200	5,192
Las Vegas Sands Corp.	616	30,135
Light & Wonder, Inc. - Class A(a)	1	80
MGM Resorts International(a)	480	20,818
Penn Entertainment, Inc.(a)	289	6,517
		73,235

Commercial & Residential Mortgage Finance - 0.1%
Essent Group Ltd.	202	11,142
MGIC Investment Corp.	527	10,456
Radian Group, Inc.	291	8,433
UWM Holdings Corp.(c)	77	516
		30,547

Commodity Chemicals - 0.5%
Dow, Inc.	1,357	72,735
LyondellBasell Industries N.V. - Class A	486	45,742
Olin Corp.	119	6,196
Westlake Corp.	54	7,471
		132,144

Communications Equipment - 1.1%
Ciena Corp.(a)	110	5,830
Cisco Systems, Inc.	5,241	262,994
F5, Inc.(a)	36	6,613
Juniper Networks, Inc.	363	13,416
		288,853

Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	359	26,024
GameStop Corp. - Class A(a)(c)	301	4,283
		30,307

Construction & Engineering - 0.1%
AECOM	116	10,230
API Group Corp.(a)	72	2,269
EMCOR Group, Inc.	26	5,931
MasTec, Inc.(a)	30	1,970
MDU Resources Group, Inc.	368	7,180
Valmont Industries, Inc.	4	903
		28,483
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 1.1%
Allison Transmission Holdings, Inc.	161	$9,747
Caterpillar, Inc.	486	145,950
Oshkosh Corp.	119	13,102
PACCAR, Inc.	928	93,162
Westinghouse Air Brake Technologies Corp.	175	23,025
		284,986

Construction Machinery & Heavy Trucks - 0.2%
Cummins, Inc.	227	54,321

Construction Materials - 0.0%(b)
Eagle Materials, Inc.	3	679

Consumer Electronics - 0.1%
Garmin Ltd.	134	16,012

Consumer Finance - 1.2%
Ally Financial, Inc.	531	19,477
American Express Co.	483	96,957
Capital One Financial Corp.	686	92,830
Credit Acceptance Corp.(a)	3	1,623
Discover Financial Services	366	38,620
OneMain Holdings, Inc.	221	10,520
SLM Corp.	415	8,250
SoFi Technologies, Inc.(a)(c)	197	1,543
Synchrony Financial	779	30,280
		300,100

Consumer Staples Merchandise Retail - 1.7%
BJ's Wholesale Club Holdings, Inc.(a)	163	10,487
Dollar General Corp.	164	21,659
Dollar Tree, Inc.(a)	110	14,368
Target Corp.	777	108,065
Walmart, Inc.	1,682	277,952
		432,531

Copper - 0.1%
Freeport-McMoRan, Inc.	807	32,030

Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	4	817
Concentrix Corp.	105	9,331
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Data Processing & Outsourced Services - 0.1% (Continued)
Genpact Ltd.	174	$6,247
Maximus, Inc.	25	2,028
SS&C Technologies Holdings, Inc.	157	9,580
		28,003

Distillers & Vintners - 0.2%
Constellation Brands, Inc. - Class A	167	40,928

Distributors - 0.1%
Genuine Parts Co.	125	17,529
LKQ Corp.	349	16,288
		33,817

Diversified Banks - 8.9%
Bank of America Corp.	12,910	439,068
Citigroup, Inc.	3,517	197,550
Comerica, Inc.	239	12,567
Fifth Third Bancorp	1,270	43,485
First Citizens BancShares, Inc. - Class A	6	9,060
JPMorgan Chase & Co.	5,449	950,087
KeyCorp	1,752	25,457
PNC Financial Services Group, Inc.	735	111,139
U.S. Bancorp	2,892	120,134
Wells Fargo & Co.	6,891	345,790
		2,254,337

Diversified Chemicals - 0.0%(b)
Huntsman Corp.	319	7,828

Diversified Financial Services - 0.2%
Apollo Global Management, Inc.	212	21,285
Corebridge Financial, Inc.	307	7,420
Equitable Holdings, Inc.	655	21,412
Voya Financial, Inc.	172	12,448
		62,565

Diversified Support Services - 0.0%(b)
Vestis Corp.	166	3,552

Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	1,330	30,018

Education Services - 0.0%(b)
Bright Horizons Family Solutions, Inc.(a)	27	2,653
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Electric Utilities - 3.9%
Alliant Energy Corp.	363	$17,664
American Electric Power Co., Inc.	967	75,561
Avangrid, Inc.	130	3,949
Constellation Energy Corp.	610	74,420
Duke Energy Corp.	1,448	138,761
Edison International	714	48,181
Entergy Corp.	394	39,305
Evergy, Inc.	421	21,374
Eversource Energy	640	34,701
Exelon Corp.	1,864	64,886
FirstEnergy Corp.	1,016	37,267
Hawaiian Electric Industries, Inc.	202	2,620
IDACORP, Inc.	62	5,740
NextEra Energy, Inc.	1,292	75,750
NRG Energy, Inc.	423	22,436
OGE Energy Corp.	366	12,166
PG&E Corp.	3,908	65,928
Pinnacle West Capital Corp.	220	15,158
PNM Resources, Inc.	137	4,964
Portland General Electric Co.	173	7,081
PPL Corp.	1,366	35,789
Southern Co.	1,790	124,441
Xcel Energy, Inc.	1,006	60,229
		988,371

Electrical Components & Equipment - 0.6%
Acuity Brands, Inc.	42	10,003
AMETEK, Inc.	1	162
Eaton Corp. PLC	176	43,310
Emerson Electric Co.	627	57,514
Hubbell, Inc.	10	3,356
NEXTracker, Inc. - Class A(a)	128	5,795
nVent Electric PLC	63	3,783
Regal Rexnord Corp.	80	10,676
Sensata Technologies Holding PLC	206	7,451
Sunrun, Inc.(a)	243	3,519
		145,569

Electronic Components - 0.2%
Coherent Corp.(a)	43	2,044
Corning, Inc.	1,230	39,963
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Electronic Components - 0.2% (Continued)
Littelfuse, Inc.	1	$242
		42,249

Electronic Equipment & Instruments - 0.0%(b)
Teledyne Technologies, Inc.(a)	5	2,092
Trimble, Inc.(a)	36	1,831
Vontier Corp.	148	5,120
		9,043

Electronic Manufacturing Services - 0.3%
Flex Ltd.(a)	752	17,852
IPG Photonics Corp.(a)	13	1,273
Jabil, Inc.	156	19,545
TE Connectivity Ltd.	253	35,975
		74,645

Environmental & Facilities Services - 0.1%
Republic Services, Inc.	24	4,107
Stericycle, Inc.(a)	155	7,440
Waste Management, Inc.	41	7,611
		19,158

Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	356	26,881
FMC Corp.	133	7,475
Mosaic Co.	616	18,917
Scotts Miracle-Gro Co.	72	4,051
		57,324

Financial Exchanges & Data - 0.6%
Cboe Global Markets, Inc.	1	184
CME Group, Inc.	549	113,006
Intercontinental Exchange, Inc.	236	30,050
Nasdaq, Inc.	253	14,616
		157,856

Food Distributors - 0.3%
Performance Food Group Co.(a)	273	19,842
Sysco Corp.	840	67,981
		87,823
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Food Retail - 0.3%
Albertsons Cos., Inc. - Class A	576	$12,223
Casey's General Stores, Inc.	24	6,513
Kroger Co.	1,234	56,936
		75,672

Footwear - 0.0%(b)
Skechers USA, Inc. - Class A(a)	80	4,995

Gas Utilities - 0.2%
Atmos Energy Corp.	297	33,840
National Fuel Gas Co.	160	7,546
UGI Corp.	391	8,657
		50,043

Gold - 0.2%
Newmont Corp.	1,454	50,178

Health Care Distributors - 1.0%
Cardinal Health, Inc.	465	50,773
Cencora, Inc.	319	74,225
Henry Schein, Inc.(a)	129	9,654
McKesson Corp.	244	121,974
		256,626

Health Care Equipment - 1.3%
Abbott Laboratories	174	19,688
Baxter International, Inc.	676	26,154
Becton Dickinson & Co.	212	50,628
Envista Holdings Corp.(a)	263	6,181
GE HealthCare Technologies, Inc.	98	7,189
Hologic, Inc.(a)	122	9,082
Integra LifeSciences Holdings Corp.(a)	74	2,971
Medtronic PLC	1,992	174,379
Novocure Ltd.(a)	65	904
QuidelOrtho Corp.(a)	4	274
Teleflex, Inc.	20	4,857
Zimmer Biomet Holdings, Inc.	194	24,366
		326,673

Health Care Facilities - 0.3%
Acadia Healthcare Co., Inc.(a)	49	4,025
Encompass Health Corp.	121	8,596
HCA Healthcare, Inc.	153	46,650
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Health Care Facilities - 0.3% (Continued)
Tenet Healthcare Corp.(a)	176	$14,562
Universal Health Services, Inc. - Class B	79	12,546
		86,379

Health Care Services - 1.6%
Cigna Group	557	167,629
CVS Health Corp.	2,381	177,074
DaVita, Inc.(a)	41	4,435
Laboratory Corp. of America Holdings	157	34,901
Premier, Inc. - Class A	216	4,670
Quest Diagnostics, Inc.	121	15,540
R1 RCM, Inc.(a)	40	410
		404,659

Health Care Supplies - 0.0%(b)
Dentsply Sirona, Inc.	203	7,054
ICU Medical, Inc.(a)	20	1,831
		8,885

Home Furnishings - 0.1%
Leggett & Platt, Inc.	240	5,570
Mohawk Industries, Inc.(a)	101	10,530
		16,100

Home Improvement Retail - 0.8%
Home Depot, Inc.	491	173,304
Lowe's Cos., Inc.	154	32,777
		206,081

Homebuilding - 0.8%
DR Horton, Inc.	428	61,165
Lennar Corp. - Class A	455	68,181
Lennar Corp. - Class B	18	2,498
NVR, Inc.(a)	2	14,151
PulteGroup, Inc.	407	42,556
Toll Brothers, Inc.	202	20,069
		208,620

Homefurnishing Retail - 0.1%
RH(a)	1	253
Williams-Sonoma, Inc.	116	22,434
		22,687

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Hotels, Resorts & Cruise Lines - 0.4%
Carnival Corp.(a)	1,860	$30,839
Choice Hotels International, Inc.	1	121
Expedia Group, Inc.(a)	223	33,077
Hyatt Hotels Corp. - Class A	26	3,338
Marriott International, Inc. - Class A	4	959
Marriott Vacations Worldwide Corp.	53	4,446
Norwegian Cruise Line Holdings Ltd.(a)	830	14,774
Travel + Leisure Co.	131	5,295
Wyndham Hotels & Resorts, Inc.	101	7,871
		100,720

Household Appliances - 0.0%(b)
Whirlpool Corp.	101	11,062

Household Products - 1.2%
Church & Dwight Co., Inc.	37	3,694
Clorox Co.	58	8,425
Colgate-Palmolive Co.	750	63,150
Kimberly-Clark Corp.	370	44,759
Procter & Gamble Co.	1,190	186,996
Reynolds Consumer Products, Inc.	46	1,250
		308,274

Housewares & Specialties - 0.0%(b)
Newell Brands, Inc.	747	6,215

Human Resource & Employment Services - 0.1%
ManpowerGroup, Inc.	82	6,079
Paychex, Inc.	118	14,365
Robert Half, Inc.	135	10,738
TriNet Group, Inc.(a)	3	341
		31,523

Independent Power Producers & Energy Traders - 0.2%
AES Corp.	1,225	20,433
Vistra Corp.	611	25,069
		45,502

Industrial Conglomerates - 1.6%
3M Co.	1,030	97,181
General Electric Co.	1,610	213,196
Honeywell International, Inc.	524	105,984
		416,361
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Industrial Gases - 0.1%
Air Products and Chemicals, Inc.	56	$14,320

Industrial Machinery & Supplies & Components - 0.7%
Crane Co.	17	2,110
Crane NXT Co.	72	4,196
Donaldson Co., Inc.	69	4,457
Dover Corp.	61	9,137
Flowserve Corp.	122	4,871
Fortive Corp.	307	24,001
Gates Industrial Corp. PLC(a)	220	2,834
IDEX Corp.	1	212
Illinois Tool Works, Inc.	118	30,786
Ingersoll Rand, Inc.	12	958
ITT, Inc.	51	6,160
Middleby Corp.(a)	29	4,091
Otis Worldwide Corp.	120	10,613
Parker-Hannifin Corp.	36	16,722
Pentair PLC	61	4,463
Snap-on, Inc.	47	13,627
Stanley Black & Decker, Inc.	274	25,564
Timken Co.	96	7,863
Xylem, Inc.	65	7,309
		179,974

Insurance Brokers - 0.1%
Arthur J. Gallagher & Co.	2	464
Willis Towers Watson PLC	59	14,532
		14,996

Integrated Oil & Gas - 4.9%
Chevron Corp.	3,308	487,698
Exxon Mobil Corp.	6,640	682,658
Occidental Petroleum Corp.	1,267	72,941
		1,243,297

Integrated Telecommunication Services - 2.2%
AT&T, Inc.	13,781	243,786
Frontier Communications Parent, Inc.(a)	452	11,133
Verizon Communications, Inc.	7,456	315,761
		570,680
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	45	$6,191
Playtika Holding Corp.(a)	46	332
Take-Two Interactive Software, Inc.(a)	63	10,391
		16,914

Interactive Media & Services - 0.1%
IAC, Inc.(a)	60	3,013
Match Group, Inc.(a)	517	19,841
Pinterest, Inc. - Class A(a)	148	5,546
Ziff Davis, Inc.(a)	52	3,505
		31,905

Internet Services & Infrastructure - 0.0%(b)
Akamai Technologies, Inc.(a)	43	5,299
VeriSign, Inc.(a)	3	597
		5,896

Investment Banking & Brokerage - 2.4%
Charles Schwab Corp.	1,309	82,362
Evercore, Inc. - Class A	47	8,071
Goldman Sachs Group, Inc.	617	236,934
Interactive Brokers Group, Inc. - Class A	26	2,308
Jefferies Financial Group, Inc.	264	10,761
Lazard, Inc.	203	7,913
LPL Financial Holdings, Inc.	4	957
Morgan Stanley	2,385	208,067
Raymond James Financial, Inc.	221	24,350
Robinhood Markets, Inc. - Class A(a)	935	10,042
Stifel Financial Corp.	174	12,693
		604,458

IT Consulting & Other Services - 1.5%
Amdocs Ltd.	78	7,151
Cognizant Technology Solutions Corp. - Class A	682	52,596
DXC Technology Co.(a)	389	8,480
International Business Machines Corp.	1,728	317,365
		385,592

Leisure Facilities - 0.0%(b)
Vail Resorts, Inc.	22	4,884
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Leisure Products - 0.1%
Brunswick Corp.	126	$10,166
Hasbro, Inc.	238	11,650
Polaris, Inc.	72	6,477
		28,293

Life & Health Insurance - 1.3%
Aflac, Inc.	1,110	93,618
Globe Life, Inc.	141	17,318
Lincoln National Corp.	305	8,372
MetLife, Inc.	1,089	75,489
Primerica, Inc.	27	6,322
Principal Financial Group, Inc.	445	35,200
Prudential Financial, Inc.	683	71,667
Unum Group	316	15,275
		323,261

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. - Class A(a)	20	6,418
Illumina, Inc.(a)	122	17,447
Revvity, Inc.	64	6,860
		30,725

Managed Health Care - 2.2%
Centene Corp.(a)	1,015	76,440
Elevance Health, Inc.	321	158,394
HealthEquity, Inc.(a)	14	1,058
Humana, Inc.	177	66,917
Molina Healthcare, Inc.(a)	26	9,267
UnitedHealth Group, Inc.	483	247,170
		559,246

Metal, Glass & Plastic Containers - 0.2%
AptarGroup, Inc.	47	6,104
Ball Corp.	167	9,260
Berry Global Group, Inc.	215	14,074
Crown Holdings, Inc.	158	13,983
		43,421

Motorcycle Manufacturers - 0.0%(b)
Harley-Davidson, Inc.	239	7,756
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Movies & Entertainment - 1.1%
AMC Entertainment Holdings, Inc.(a)(c)	295	$1,195
Endeavor Group Holdings, Inc. - Class A	80	1,980
Live Nation Entertainment, Inc.(a)	29	2,577
Madison Square Garden Sports Corp.(a)	17	3,147
Spotify Technology S.A.(a)	166	35,748
Walt Disney Co.	2,236	214,767
Warner Bros Discovery, Inc.(a)	4,156	41,643
Warner Music Group Corp. - Class A	23	839
		301,896

Multi-line Insurance - 0.4%
American International Group, Inc.	1,357	94,325
Assurant, Inc.	102	17,131
		111,456

Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc. - Class B(a)	868	333,086

Multi-Utilities - 1.7%
Ameren Corp.	447	31,098
Black Hills Corp.	119	6,159
CenterPoint Energy, Inc.	1,176	32,857
CMS Energy Corp.	437	24,979
Consolidated Edison, Inc.	641	58,267
Dominion Energy, Inc.	1,566	71,598
DTE Energy Co.	334	35,210
NiSource, Inc.	780	20,257
Public Service Enterprise Group, Inc.	920	53,351
Sempra	888	63,545
WEC Energy Group, Inc.	457	36,907
		434,228

Office Services & Supplies - 0.0%(b)
MSA Safety, Inc.	11	1,815

Oil & Gas Drilling - 0.0%(b)
Transocean Ltd.(a)	873	4,767

Oil & Gas Equipment & Services - 0.7%
Baker Hughes Co.	1,889	53,837
ChampionX Corp.	132	3,618
Halliburton Co.	1,416	50,480
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Oil & Gas Equipment & Services - 0.7% (Continued)
NOV, Inc.	493	$9,618
Schlumberger N.V.	999	48,651
		166,204

Oil & Gas Exploration & Production - 3.1%
Antero Resources Corp.(a)	525	11,729
APA Corp.	578	18,109
Chesapeake Energy Corp.	234	18,044
Chord Energy Corp.	64	9,841
ConocoPhillips	2,272	254,168
Coterra Energy, Inc.	1,378	34,285
Devon Energy Corp.	1,193	50,130
Diamondback Energy, Inc.	332	51,042
EOG Resources, Inc.	1,093	124,371
EQT Corp.	774	27,400
Hess Corp.	2	281
Marathon Oil Corp.	1,157	26,437
Matador Resources Co.	203	11,143
Murphy Oil Corp.	268	10,372
Ovintiv, Inc.	507	21,507
Permian Resources Corp.	697	9,396
Pioneer Natural Resources Co.	418	96,068
Range Resources Corp.	432	12,545
Southwestern Energy Co.(a)	2,061	13,293
		800,161

Oil & Gas Refining & Marketing - 1.4%
HF Sinclair Corp.	301	17,003
Marathon Petroleum Corp.	746	123,538
PBF Energy, Inc. - Class A	209	10,557
Phillips 66	834	120,355
Valero Energy Corp.	657	91,257
		362,710

Oil & Gas Storage & Transportation - 0.9%
Cheniere Energy, Inc.	73	11,971
DT Midstream, Inc.	171	9,181
Kinder Morgan, Inc.	3,716	62,875
ONEOK, Inc.	1,096	74,802
Targa Resources Corp.	11	935
Williams Cos., Inc.	2,270	78,678
		238,442

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Other Specialty Retail - 0.1%
Bath & Body Works, Inc.	414	$17,661
Dick's Sporting Goods, Inc.	68	10,137
		27,798

Packaged Foods & Meats - 1.3%
Campbell Soup Co.	350	15,621
Conagra Brands, Inc.	883	25,739
Flowers Foods, Inc.	220	5,016
General Mills, Inc.	710	46,086
Hormel Foods Corp.	349	10,599
J.M. Smucker Co.	172	22,627
Kellanova	492	26,942
Kraft Heinz Co.	1,475	54,767
Lancaster Colony Corp.	4	735
McCormick & Co., Inc.	116	7,907
Mondelez International, Inc. - Class A	813	61,195
Pilgrim's Pride Corp.(a)	72	1,956
Post Holdings, Inc.(a)	82	7,615
Seaboard Corp.	1	3,603
Tyson Foods, Inc. - Class A	523	28,639
WK Kellogg Co.	106	1,377
		320,424

Paper & Plastic Packaging Products & Materials - 0.5%
Amcor PLC	2,723	25,678
Avery Dennison Corp.	53	10,571
Graphic Packaging Holding Co.	537	13,699
International Paper Co.	640	22,931
Packaging Corp. of America	157	26,043
Sealed Air Corp.	250	8,638
Sonoco Products Co.	173	9,844
Westrock Co.	463	18,640
		136,044

Passenger Airlines - 0.1%
Alaska Air Group, Inc.(a)	54	1,935
American Airlines Group, Inc.(a)	306	4,354
Delta Air Lines, Inc.	301	11,781
Southwest Airlines Co.	274	8,190
United Airlines Holdings, Inc.(a)	148	6,124
		32,384

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Passenger Ground Transportation - 0.0%(b)
Avis Budget Group, Inc.	31	$5,075
Hertz Global Holdings, Inc.(a)	235	1,962
Lyft, Inc. - Class A(a)	290	3,622
		10,659

Personal Care Products - 0.1%
Coty, Inc. - Class A(a)	268	3,237
Kenvue, Inc.	781	16,214
		19,451

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	3,542	173,098
Catalent, Inc.(a)	8	413
Elanco Animal Health, Inc.(a)	922	13,590
Jazz Pharmaceuticals PLC(a)	101	12,395
Johnson & Johnson	2,294	364,516
Merck & Co., Inc.	1,378	166,435
Organon & Co.	544	9,058
Perrigo Co. PLC	268	8,597
Pfizer, Inc.	10,608	287,265
Royalty Pharma PLC - Class A	302	8,574
Viatris, Inc.	2,246	26,435
		1,070,376

Property & Casualty Insurance - 2.5%
Allstate Corp.	484	75,141
American Financial Group, Inc.	127	15,291
Arch Capital Group Ltd.(a)	289	23,822
Axis Capital Holdings Ltd.	140	8,333
Chubb Ltd.	769	188,404
Cincinnati Financial Corp.	263	29,140
Erie Indemnity Co. - Class A	11	3,804
Fidelity National Financial, Inc.	484	24,215
First American Financial Corp.	204	12,311
Hanover Insurance Group, Inc.	54	7,129
Hartford Financial Services Group, Inc.	581	50,524
Loews Corp.	346	25,210
Markel Group, Inc.(a)	7	10,482
Old Republic International Corp.	502	14,076
Progressive Corp.	18	3,209
RLI Corp.	18	2,455
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Property & Casualty Insurance - 2.5% (Continued)
Selective Insurance Group, Inc.	69	$7,235
Travelers Cos., Inc.	423	89,404
W R Berkley Corp.	273	22,353
		612,538

Publishing - 0.1%
New York Times Co. - Class A	7	340
News Corp. - Class A	690	17,002
News Corp. - Class B	206	5,267
		22,609

Rail Transportation - 0.9%
CSX Corp.	1,252	44,696
Norfolk Southern Corp.	248	58,340
Union Pacific Corp.	483	117,818
		220,854

Real Estate Development - 0.0%(b)
Howard Hughes Holdings, Inc.(a)	23	1,842

Real Estate Services - 0.1%
CBRE Group, Inc. - Class A(a)	221	19,074
Jones Lang LaSalle, Inc.(a)	77	13,633
Zillow Group, Inc. - Class A(a)	7	386
Zillow Group, Inc. - Class C(a)	28	1,592
		34,685

Regional Banks - 1.6%
Bank OZK	204	9,202
BOK Financial Corp.	40	3,354
Citizens Financial Group, Inc.	842	27,533
Commerce Bancshares, Inc.	194	10,111
Cullen/Frost Bankers, Inc.	109	11,567
East West Bancorp, Inc.	254	18,494
First Financial Bankshares, Inc.	126	3,935
First Horizon Corp.	1,081	15,393
Huntington Bancshares, Inc.	2,668	33,964
M&T Bank Corp.	305	42,120
New York Community Bancorp, Inc.	1,559	10,087
Pinnacle Financial Partners, Inc.	137	12,108
Popular, Inc.	127	10,852
Prosperity Bancshares, Inc.	160	10,226
Regions Financial Corp.	1,767	32,990
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Regional Banks - 1.6% (Continued)
SouthState Corp.	136	$11,302
Synovus Financial Corp.	253	9,528
TFS Financial Corp.	98	1,305
Truist Financial Corp.	2,500	92,649
United Bankshares, Inc.	243	8,712
Webster Financial Corp.	318	15,735
Western Alliance Bancorp	195	12,472
Wintrust Financial Corp.	110	10,668
Zions Bancorp NA	264	11,062
		425,369

Reinsurance - 0.2%
Everest Group Ltd.	71	27,333
Reinsurance Group of America, Inc.	119	20,693
RenaissanceRe Holdings Ltd.	43	9,840
		57,866

Renewable Electricity - 0.0%(b)
Clearway Energy, Inc. - Class A	54	1,213
Clearway Energy, Inc. - Class C	148	3,587
NextEra Energy Partners LP	131	3,910
		8,710

Research & Consulting Services - 0.2%
Booz Allen Hamilton Holding Corp.	22	3,097
CACI International, Inc. - Class A(a)	11	3,781
Clarivate PLC(a)	54	483
Dun & Bradstreet Holdings, Inc.	155	1,796
Jacobs Solutions, Inc.	121	16,307
KBR, Inc.	12	625
Leidos Holdings, Inc.	174	19,222
Science Applications International Corp.	57	7,277
		52,588

Restaurants - 0.6%
Aramark	344	10,004
Darden Restaurants, Inc.	81	13,169
Domino's Pizza, Inc.	6	2,557
DoorDash, Inc. - Class A(a)	291	30,322
McDonald's Corp.	297	86,938
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Restaurants - 0.6% (Continued)
Starbucks Corp.	122	$11,350
Wendy's Co.	143	2,728
Yum! Brands, Inc.	21	2,719
		159,787

Semiconductor Materials & Equipment - 0.0%(b)
Amkor Technology, Inc.	120	3,799
MKS Instruments, Inc.	27	2,874
		6,673

Semiconductors - 2.6%
Analog Devices, Inc.	81	15,581
Cirrus Logic, Inc.(a)	9	695
Intel Corp.	7,940	342,056
Micron Technology, Inc.	2,072	177,674
Qorvo, Inc.(a)	53	5,286
QUALCOMM, Inc.	561	83,314
Skyworks Solutions, Inc.	159	16,609
Synaptics, Inc.(a)	30	3,204
Texas Instruments, Inc.	215	34,426
		678,845

Soft Drinks & Non-alcoholic Beverages - 1.2%
Coca-Cola Co.	2,620	155,864
Keurig Dr. Pepper, Inc.	1,744	54,831
PepsiCo, Inc.	520	87,636
		298,331

Specialized Consumer Services - 0.1%
ADT, Inc.	618	4,036
H&R Block, Inc.	262	12,272
Service Corp. International	59	3,960
		20,268

Specialty Chemicals - 0.7%
Ashland, Inc.	54	5,055
Axalta Coating Systems Ltd.(a)	148	4,798
Celanese Corp.	195	28,527
DuPont de Nemours, Inc.	550	33,990
Eastman Chemical Co.	218	18,214
Ecolab, Inc.	73	14,470
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Specialty Chemicals - 0.7% (Continued)
International Flavors & Fragrances, Inc.	490	$39,533
PPG Industries, Inc.	151	21,297
RPM International, Inc.	54	5,760
		171,644

Steel - 0.8%
Cleveland-Cliffs, Inc.(a)	929	18,626
Commercial Metals Co.	216	11,280
Nucor Corp.	459	85,801
Reliance Steel & Aluminum Co.	97	27,686
Steel Dynamics, Inc.	296	35,724
United States Steel Corp.	366	17,209
		196,326

Systems Software - 0.0%(b)
CyberArk Software Ltd.(a)	12	2,802
Dolby Laboratories, Inc. - Class A	18	1,497
Gen Digital, Inc.	356	8,359
		12,658

Technology Distributors - 0.1%
Arrow Electronics, Inc.(a)	103	11,449
CDW Corp.	20	4,534
TD SYNNEX Corp.	78	7,798
		23,781

Technology Hardware, Storage & Peripherals - 0.8%
Dell Technologies, Inc. - Class C	447	37,047
Hewlett Packard Enterprise Co.	2,422	37,032
HP, Inc.	1,681	48,263
NetApp, Inc.	220	19,184
Seagate Technology Holdings PLC	350	29,988
Western Digital Corp.(a)	545	31,201
		202,715

Tobacco - 1.6%
Altria Group, Inc.	3,391	136,047
Philip Morris International, Inc.	2,918	265,100
		401,147

Trading Companies & Distributors - 0.4%
AerCap Holdings NV(a)	361	27,638
Air Lease Corp.	202	8,446
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Trading Companies & Distributors - 0.4% (Continued)
Core & Main, Inc. - Class A(a)	51	$2,107
Ferguson PLC	115	21,604
MSC Industrial Direct Co., Inc. - Class A	60	5,921
United Rentals, Inc.	38	23,764
WESCO International, Inc.	57	9,891
		99,371

Transaction & Payment Processing Services - 0.5%
Euronet Worldwide, Inc.(a)	36	3,587
Fidelity National Information Services, Inc.	1,101	68,549
Global Payments, Inc.	325	43,300
Western Union Co.	697	8,761
WEX, Inc.(a)	6	1,226
		125,423

Water Utilities - 0.1%
American Water Works Co., Inc.	122	15,130
Essential Utilities, Inc.	194	6,957
		22,087

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.	518	83,518
TOTAL COMMON STOCKS (Cost $22,818,240)		24,294,609

REAL ESTATE INVESTMENT TRUSTS - 3.9%
AGNC Investment Corp.	965	9,148
Agree Realty Corp.	156	9,299
Alexandria Real Estate Equities, Inc.	317	38,325
Americold Realty Trust, Inc.	394	10,835
Annaly Capital Management, Inc.	920	17,655
Apartment Income REIT Corp.	269	8,794
AvalonBay Communities, Inc.	115	20,586
Blackstone Mortgage Trust, Inc. - Class A(c)	306	6,040
Boston Properties, Inc.	261	17,357
Brixmor Property Group, Inc.	539	12,095
Camden Property Trust	48	4,504
Cousins Properties, Inc.	273	6,254
Crown Castle, Inc.	299	32,367
CubeSmart	157	6,786
Digital Realty Trust, Inc.	239	33,570
EastGroup Properties, Inc.	5	887
Equity LifeStyle Properties, Inc.	17	1,151
Equity Residential	499	30,035
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 3.9% (Continued)	Shares	Value
Essex Property Trust, Inc.	73	$17,029
Extra Space Storage, Inc.	114	16,466
Federal Realty Investment Trust	115	11,699
First Industrial Realty Trust, Inc.	24	1,236
Gaming and Leisure Properties, Inc.	461	21,045
Healthcare Realty Trust, Inc.	711	11,454
Healthpeak Properties, Inc.	1,019	18,852
Host Hotels & Resorts, Inc.	1,313	25,236
Iron Mountain, Inc.	160	10,803
Kilroy Realty Corp.	220	7,867
Kimco Realty Corp.	1,320	26,664
Lamar Advertising Co. - Class A	113	11,829
Medical Properties Trust, Inc.(c)	1,104	3,422
Mid-America Apartment Communities, Inc.	57	7,204
National Storage Affiliates Trust	72	2,689
NET Lease Office Properties	23	576
NNN REIT, Inc.	323	13,030
Omega Healthcare Investors, Inc.	435	12,615
Prologis, Inc.	107	13,557
Public Storage	210	59,470
Rayonier, Inc.	133	4,030
Realty Income Corp.	1,549	84,249
Regency Centers Corp.	256	16,044
Rithm Capital Corp.	933	9,983
Simon Property Group, Inc.	585	81,087
STAG Industrial, Inc.	195	7,203
Starwood Property Trust, Inc.	548	11,141
Sun Communities, Inc.	20	2,507
UDR, Inc.	268	9,653
Ventas, Inc.	741	34,375
VICI Properties, Inc.	1,940	58,432
Vornado Realty Trust	341	9,272
Welltower, Inc.	812	70,246
Weyerhaeuser Co.	735	24,086
WP Carey, Inc.	394	24,412
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $986,868)		1,005,151
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 1.3%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 0.1%
First American Government Obligations Fund - Class X, 5.25%(d)	16,633	$16,633

Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 5.25%(d)	302,139	302,139
TOTAL SHORT-TERM INVESTMENTS (Cost $318,772)		318,772

TOTAL INVESTMENTS - 99.9% (Cost $24,123,880)		$25,618,532
Other Assets in Excess of Liabilities - 0.1%		13,906
TOTAL NET ASSETS - 100.0%		$25,632,438

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $15,592 which represented 0.1% of net assets.
(d)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Advertising - 0.1%
Integral Ad Science Holding Corp.(a)	1,588	$23,105

Aerospace & Defense - 0.7%
AeroVironment, Inc.(a)	580	69,971
Leonardo DRS, Inc.(a)	1,031	20,012
Moog, Inc. - Class A	583	81,503
Rocket Lab USA, Inc.(a)	5,322	25,812
Spirit AeroSystems Holdings, Inc. - Class A(a)	2,170	59,588
		256,886

Agricultural & Farm Machinery - 0.1%
Alamo Group, Inc.	204	43,305

Air Freight & Logistics - 0.2%
Forward Air Corp.	528	23,406
Hub Group, Inc. - Class A(a)	1,320	59,770
		83,176

Alternative Carriers - 0.2%
Cogent Communications Holdings, Inc.	877	67,704
EchoStar Corp. - Class A(a)	1,769	23,687
		91,391

Aluminum - 0.1%
Constellium SE(a)	2,657	49,819

Apparel Retail - 0.8%
American Eagle Outfitters, Inc.	3,725	73,829
Boot Barn Holdings, Inc.(a)	605	43,403
Foot Locker, Inc.	1,889	53,194
Gap, Inc.	3,930	73,452
Urban Outfitters, Inc.(a)	1,452	55,176
		299,054

Apparel, Accessories & Luxury Goods - 1.4%
Capri Holdings Ltd.(a)	2,351	114,588
Carter's, Inc.	744	56,276
Columbia Sportswear Co.	716	56,750
Kontoor Brands, Inc.	1,131	66,299
PVH Corp.	1,231	148,040
Under Armour, Inc. - Class A(a)	3,872	29,505
Under Armour, Inc. - Class C(a)	4,304	31,850
		503,308
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Application Software - 3.9%
ACI Worldwide, Inc.(a)	2,194	$65,974
Alarm.com Holdings, Inc.(a)	965	58,691
Alteryx, Inc. - Class A(a)	1,232	58,471
Asana, Inc. - Class A(a)	1,402	24,423
Aurora Innovation, Inc.(a)	13,653	40,822
Blackbaud, Inc.(a)	1,133	91,683
BlackLine, Inc.(a)	1,125	66,015
Box, Inc. - Class A(a)	2,859	74,277
Braze, Inc. - Class A(a)	1,146	61,941
C3.ai, Inc. - Class A(a)(b)	2,147	53,203
Clear Secure, Inc. - Class A	1,772	33,721
Clearwater Analytics Holdings, Inc. - Class A(a)	1,743	32,856
Envestnet, Inc.(a)	1,011	51,662
Freshworks, Inc. - Class A(a)	3,647	80,963
HashiCorp, Inc. - Class A(a)	2,105	46,015
Informatica, Inc. - Class A(a)	792	23,760
Instructure Holdings, Inc.(a)	350	8,621
Intapp, Inc.(a)	660	28,433
InterDigital, Inc.	533	55,992
Jamf Holding Corp.(a)	1,381	25,604
Marathon Digital Holdings, Inc.(a)(b)	4,404	78,083
nCino, Inc.(a)	1,401	44,103
NCR Voyix Corp.(a)	2,729	40,116
Pegasystems, Inc.	874	42,599
RingCentral, Inc. - Class A(a)	1,720	58,291
Riot Platforms, Inc.(a)	3,966	43,229
Sprinklr, Inc. - Class A(a)	2,187	27,294
Sprout Social, Inc. - Class A(a)	952	58,386
Verint Systems, Inc.(a)	1,280	38,003
Vertex, Inc. - Class A(a)	886	21,494
		1,434,725

Asset Management & Custody Banks - 1.0%
Artisan Partners Asset Management, Inc. - Class A	1,373	57,529
AssetMark Financial Holdings, Inc.(a)	434	13,311
Cohen & Steers, Inc.	529	37,252
Federated Hermes, Inc. - Class B	1,779	62,194
Hamilton Lane, Inc. - Class A	690	79,998
Janus Henderson Group PLC	2,720	78,227
StepStone Group, Inc. - Class A	1,110	37,130
Victory Capital Holdings, Inc. - Class A	725	24,454
		390,095
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Automotive Parts & Equipment - 1.1%
Adient PLC(a)	1,915	$66,470
Dana, Inc.	2,653	35,975
Dorman Products, Inc.(a)	538	43,799
Fox Factory Holding Corp.(a)	872	54,971
LCI Industries	497	55,306
Luminar Technologies, Inc.(a)(b)	4,914	13,366
QuantumScape Corp.(a)(b)	6,624	45,109
Visteon Corp.(a)	576	66,407
		381,403

Automotive Retail - 0.7%
Advance Auto Parts, Inc.	1,238	82,760
Asbury Automotive Group, Inc.(a)	424	88,641
Camping World Holdings, Inc. - Class A	827	20,551
Group 1 Automotive, Inc.	278	72,297
		264,249

Biotechnology - 6.1%
ACADIA Pharmaceuticals, Inc.(a)	2,446	63,376
Akero Therapeutics, Inc.(a)	985	21,286
Alkermes PLC(a)	3,460	93,593
Alvotech SA(a)(b)	1,456	22,932
Amicus Therapeutics, Inc.(a)	6,188	76,917
Apellis Pharmaceuticals, Inc.(a)	2,061	130,441
Arrowhead Pharmaceuticals, Inc.(a)	2,082	66,832
Beam Therapeutics, Inc.(a)	1,562	38,113
Blueprint Medicines Corp.(a)	1,230	97,822
Bridgebio Pharma, Inc.(a)	2,382	81,679
Cerevel Therapeutics Holdings, Inc.(a)	1,427	59,791
CRISPR Therapeutics AG(a)(b)	1,562	98,327
Cytokinetics, Inc.(a)	1,938	151,416
Denali Therapeutics, Inc.(a)	2,050	32,821
ImmunoGen, Inc.(a)	5,104	149,649
Immunovant, Inc.(a)	1,208	43,983
Insmed, Inc.(a)	3,089	85,874
Intellia Therapeutics, Inc.(a)	1,719	40,947
Krystal Biotech, Inc.(a)	532	59,185
Madrigal Pharmaceuticals, Inc.(a)	314	68,047
MoonLake Immunotherapeutics(a)	284	15,870
Morphic Holding, Inc.(a)	793	25,130
Mural Oncology PLC(a)	341	1,497
Natera, Inc.(a)	2,250	148,365
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Biotechnology - 6.1% (Continued)
Nuvalent, Inc. - Class A(a)	671	$50,439
ProKidney Corp.(a)	705	924
Prothena Corp. PLC(a)	796	22,598
PTC Therapeutics, Inc.(a)	1,506	39,292
Recursion Pharmaceuticals, Inc. - Class A(a)	3,489	32,831
REVOLUTION Medicines, Inc.(a)	2,943	81,668
Sage Therapeutics, Inc.(a)	1,071	27,460
TG Therapeutics, Inc.(a)	2,792	45,342
Ultragenyx Pharmaceutical, Inc.(a)	1,642	72,429
Vaxcyte, Inc.(a)	1,775	126,771
		2,173,647

Brewers - 0.2%
Boston Beer Co., Inc. - Class A(a)	193	67,409

Broadcasting - 0.2%
TEGNA, Inc.	4,150	64,699

Broadline Retail - 0.7%
Dillard's, Inc. - Class A	59	22,849
Kohl's Corp.	2,214	57,033
Macy's, Inc.	5,686	103,996
Ollie's Bargain Outlet Holdings, Inc.(a)	1,264	90,920
		274,798

Building Products - 1.8%
AAON, Inc.	1,381	96,891
Armstrong World Industries, Inc.	891	88,396
AZEK Co., Inc.(a)	2,984	115,064
CSW Industrials, Inc.	320	67,702
Griffon Corp.	967	56,337
Hayward Holdings, Inc.(a)	2,340	29,297
Masonite International Corp.(a)	450	41,422
Resideo Technologies, Inc.(a)	2,944	49,371
Tecnoglass, Inc.	465	21,395
Zurn Elkay Water Solutions Corp.	2,839	84,176
		650,051

Cable & Satellite - 0.1%
Cable One, Inc.	87	47,757

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Cargo Ground Transportation - 0.7%
ArcBest Corp.	432	$51,464
RXO, Inc.(a)	2,458	51,126
Ryder System, Inc.	875	99,374
Schneider National, Inc. - Class B	823	20,180
Werner Enterprises, Inc.	1,227	48,528
		270,672

Casinos & Gaming - 0.4%
Penn Entertainment, Inc.(a)	2,931	66,094
Red Rock Resorts, Inc. - Class A	1,002	54,789
Sportradar Group AG - Class A(a)	2,247	23,189
		144,072

Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc.	491	46,449
Peabody Energy Corp.	2,286	61,036
		107,485

Commercial & Residential Mortgage Finance - 1.6%
Enact Holdings, Inc.	623	17,749
Essent Group Ltd.	2,158	119,035
MGIC Investment Corp.	5,841	115,886
Mr Cooper Group, Inc.(a)	1,343	90,464
NMI Holdings, Inc. - Class A(a)	1,722	54,966
PennyMac Financial Services, Inc.	529	46,139
Radian Group, Inc.	3,184	92,273
Walker & Dunlop, Inc.	639	61,721
		598,233

Commercial Printing - 0.1%
Brady Corp. - Class A	894	53,846

Commodity Chemicals - 0.3%
Cabot Corp.	1,132	81,617
Tronox Holdings PLC	2,387	32,917
		114,534

Communications Equipment - 0.7%
Calix, Inc.(a)	1,190	39,484
Extreme Networks, Inc.(a)	2,592	35,018
Lumentum Holdings, Inc.(a)	1,370	75,268
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Communications Equipment - 0.7% (Continued)
Viasat, Inc.(a)	2,309	$51,329
Viavi Solutions, Inc.(a)	4,527	44,500
		245,599

Construction & Engineering - 1.1%
Ameresco, Inc. - Class A(a)	663	13,545
Arcosa, Inc.	984	77,028
Dycom Industries, Inc.(a)	579	64,674
Fluor Corp.(a)	2,922	110,188
MDU Resources Group, Inc.	4,256	83,035
MYR Group, Inc.(a)	334	48,046
		396,516

Construction Machinery & Heavy Transportation Equipment - 0.6%
Allison Transmission Holdings, Inc.	1,861	112,665
Federal Signal Corp.	1,219	93,839
		206,504

Construction Machinery & Heavy Trucks - 0.2%
Terex Corp.	1,353	83,115

Construction Materials - 0.4%
Knife River Corp.(a)	1,036	67,848
Summit Materials, Inc. - Class A(a)	2,430	87,917
		155,765

Consumer Finance - 0.8%
FirstCash Holdings, Inc.	760	87,225
Navient Corp.	1,760	30,307
Nelnet, Inc. - Class A	278	24,222
SLM Corp.	4,579	91,031
Upstart Holdings, Inc.(a)(b)	1,467	46,592
		279,377

Consumer Staples Merchandise Retail - 0.1%
PriceSmart, Inc.	533	40,519

Data Processing & Outsourced Services - 1.1%
Concentrix Corp.	1,197	106,377
ExlService Holdings, Inc.(a)	3,332	104,225
Maximus, Inc.	1,232	99,940
Verra Mobility Corp.(a)	3,522	84,211
		394,753
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Department Stores - 0.1%
Nordstrom, Inc.	1,995	$36,209

Distillers & Vintners - 0.1%
MGP Ingredients, Inc.	290	24,636

Diversified Chemicals - 0.2%
Huntsman Corp.	3,494	85,743

Diversified Financial Services - 0.2%
Jackson Financial, Inc. - Class A	1,659	83,066

Diversified Metals & Mining - 0.3%
Materion Corp.	427	49,946
MP Materials Corp.(a)	3,158	49,928
		99,874

Diversified Real Estate Activities - 0.1%
St Joe Co.	837	46,202

Diversified Support Services - 0.3%
ACV Auctions, Inc. - Class A(a)	2,715	35,214
Driven Brands Holdings, Inc.(a)	1,268	16,623
UniFirst Corp.	301	50,995
		102,832

Education Services - 0.7%
Bright Horizons Family Solutions, Inc.(a)	1,192	117,113
Graham Holdings Co. - Class B	72	51,869
Grand Canyon Education, Inc.(a)	613	80,052
		249,034

Electric Utilities - 1.3%
ALLETE, Inc.	1,167	68,981
Hawaiian Electric Industries, Inc.	2,247	29,144
IDACORP, Inc.	1,030	95,357
MGE Energy, Inc.	738	47,594
Otter Tail Corp.	810	73,240
PNM Resources, Inc.	1,743	63,149
Portland General Electric Co.	2,137	87,467
		464,932

Electrical Components & Equipment - 1.4%
Acuity Brands, Inc.	632	150,518
Array Technologies, Inc.(a)	2,941	38,939
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Electrical Components & Equipment - 1.4% (Continued)
ChargePoint Holdings, Inc.(a)(b)	6,706	$12,741
Encore Wire Corp.	323	72,837
EnerSys	824	78,750
Enovix Corp.(a)	2,653	24,699
Fluence Energy, Inc.(a)	836	16,611
Shoals Technologies Group, Inc. - Class A(a)	3,448	45,410
Sunrun, Inc.(a)	4,386	63,509
Vicor Corp.(a)	458	17,253
		521,267

Electronic Components - 0.4%
Belden, Inc.	855	63,424
Rogers Corp.(a)	370	42,650
Vishay Intertechnology, Inc.	2,595	56,389
		162,463

Electronic Equipment & Instruments - 0.9%
Advanced Energy Industries, Inc.	754	78,552
Badger Meter, Inc.	610	87,834
Itron, Inc.(a)	925	66,730
Vontier Corp.	3,179	109,961
		343,077

Electronic Manufacturing Services - 0.3%
Plexus Corp.(a)	548	51,907
Sanmina Corp.(a)	1,157	69,211
		121,118

Environmental & Facilities Services - 0.7%
ABM Industries, Inc.	1,339	54,618
Casella Waste Systems, Inc. - Class A(a)	1,162	99,165
Stericycle, Inc.(a)	1,889	90,672
		244,455

Fertilizers & Agricultural Chemicals - 0.1%
Scotts Miracle-Gro Co.	847	47,652

Food Retail - 0.4%
Grocery Outlet Holding Corp.(a)	1,851	45,868
Sprouts Farmers Market, Inc.(a)	2,090	105,273
		151,141

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Footwear - 0.2%
Steven Madden Ltd.	1,522	$63,741

Forest Products - 0.2%
Louisiana-Pacific Corp.	1,329	88,445

Gas Utilities - 1.3%
National Fuel Gas Co.	1,860	87,718
New Jersey Resources Corp.	1,984	81,007
ONE Gas, Inc.	1,112	68,243
Southwest Gas Holdings, Inc.	1,407	82,563
Spire, Inc.	1,084	61,539
UGI Corp.	4,315	95,533
		476,603

Health Care Distributors - 0.1%
Patterson Cos., Inc.	1,743	52,046

Health Care Equipment - 2.0%
AtriCure, Inc.(a)	956	32,561
Axonics, Inc.(a)	1,019	69,170
CONMED Corp.	627	59,941
Enovis Corp.(a)	1,003	58,876
Glaukos Corp.(a)	961	85,559
Inari Medical, Inc.(a)	931	53,020
Inmode Ltd.(a)	1,403	33,237
Integer Holdings Corp.(a)	671	67,986
Integra LifeSciences Holdings Corp.(a)	1,396	56,049
iRhythm Technologies, Inc.(a)	596	71,389
LivaNova PLC(a)	1,098	53,451
Novocure Ltd.(a)	2,290	31,877
Omnicell, Inc.(a)	901	28,985
TransMedics Group, Inc.(a)	595	51,033
		753,134

Health Care Facilities - 0.6%
Ensign Group, Inc.	1,132	128,166
Select Medical Holdings Corp.	2,151	55,904
Surgery Partners, Inc.(a)	1,370	42,045
		226,115

Health Care Services - 1.0%
Agiliti, Inc.(a)	718	5,091
Amedisys, Inc.(a)	664	62,596
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Health Care Services - 1.0% (Continued)
AMN Healthcare Services, Inc.(a)	809	$59,874
CorVel Corp.(a)	185	43,538
Guardant Health, Inc.(a)	2,327	51,031
LifeStance Health Group, Inc.(a)	1,426	8,527
Premier, Inc. - Class A	2,405	51,996
Privia Health Group, Inc.(a)	2,090	42,134
RadNet, Inc.(a)	1,194	44,142
		368,929

Health Care Supplies - 0.8%
Haemonetics Corp.(a)	1,025	78,372
ICU Medical, Inc.(a)	460	42,104
Merit Medical Systems, Inc.(a)	1,148	89,887
Neogen Corp.(a)	4,060	62,930
STAAR Surgical Co.(a)	979	27,422
		300,715

Health Care Technology - 0.6%
Certara, Inc.(a)	2,428	39,236
Evolent Health, Inc. - Class A(a)	2,207	64,908
GoodRx Holdings, Inc. - Class A(a)	1,519	9,114
Schrodinger, Inc.(a)	1,278	33,803
Teladoc Health, Inc.(a)	3,209	62,351
		209,412

Heavy Electrical Equipment - 0.1%
Bloom Energy Corp. - Class A(a)(b)	3,674	41,590

Home Furnishings - 0.2%
Leggett & Platt, Inc.	2,659	61,715

Homebuilding - 2.5%
Cavco Industries, Inc.(a)	164	54,435
Century Communities, Inc.	605	52,454
Dream Finders Homes, Inc. - Class A(a)	430	14,134
Green Brick Partners, Inc.(a)	661	34,484
Installed Building Products, Inc.	480	93,528
KB Home	1,460	87,001
LGI Homes, Inc.(a)	421	49,682
M/I Homes, Inc.(a)	555	70,718
MDC Holdings, Inc.	1,254	78,475
Meritage Homes Corp.	734	121,559
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Homebuilding - 2.5% (Continued)
Skyline Champion Corp.(a)	1,089	$74,575
Taylor Morrison Home Corp.(a)	2,154	112,310
Tri Pointe Homes, Inc.(a)	2,033	70,199
		913,554

Hotels, Resorts & Cruise Lines - 0.5%
Hilton Grand Vacations, Inc.(a)	1,641	68,429
Marriott Vacations Worldwide Corp.	713	59,814
Travel + Leisure Co.	1,468	59,337
		187,580

Household Appliances - 0.3%
Cricut, Inc. - Class A	563	2,950
Helen of Troy Ltd.(a)	483	55,304
Worthington Enterprises, Inc.	576	32,855
		91,109

Household Products - 0.5%
Energizer Holdings, Inc.	1,459	46,134
Spectrum Brands Holdings, Inc.	717	56,371
WD-40 Co.	273	70,701
		173,206

Housewares & Specialties - 0.2%
Newell Brands, Inc.	8,162	67,908

Human Resource & Employment Services - 1.1%
Alight, Inc. - Class A(a)	7,409	66,088
ASGN, Inc.(a)	974	90,407
First Advantage Corp.	1,058	17,319
Insperity, Inc.	730	83,724
Korn Ferry	1,061	62,249
ManpowerGroup, Inc.	1,014	75,178
Paycor HCM, Inc.(a)	1,283	24,929
		419,894

Industrial Machinery & Supplies & Components - 3.2%
Albany International Corp. - Class A	630	56,013
Crane Co.	992	123,118
Crane NXT Co.	989	57,639
Enpro, Inc.	423	63,188
Esab Corp.	1,156	99,404
ESCO Technologies, Inc.	529	53,889
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Industrial Machinery & Supplies & Components - 3.2% (Continued)
Flowserve Corp.	2,715	$108,410
Franklin Electric Co., Inc.	825	77,765
Gates Industrial Corp. PLC(a)	3,291	42,388
Hillenbrand, Inc.	1,498	69,762
John Bean Technologies Corp.	663	65,478
Kadant, Inc.	230	65,780
Kennametal, Inc.	1,635	40,090
Mueller Industries, Inc.	2,278	109,345
Mueller Water Products, Inc. - Class A	3,257	44,653
SPX Technologies, Inc.(a)	903	90,878
		1,167,800

Insurance Brokers - 0.2%
BRP Group, Inc. - Class A(a)	1,275	28,611
Goosehead Insurance, Inc. - Class A(a)	421	32,501
Hagerty, Inc. - Class A(a)	431	3,470
		64,582

Integrated Telecommunication Services - 0.3%
Frontier Communications Parent, Inc.(a)	5,071	124,899

Interactive Home Entertainment - 0.0%(c)
Playtika Holding Corp.(a)	940	6,787

Interactive Media & Services - 0.7%
Bumble, Inc. - Class A(a)	2,036	27,934
Cargurus, Inc.(a)	1,940	45,086
Rumble, Inc.(a)(b)	1,296	8,878
TripAdvisor, Inc.(a)	1,958	42,293
Yelp, Inc.(a)	1,325	57,942
Ziff Davis, Inc.(a)	938	63,220
		245,353

Internet Services & Infrastructure - 0.2%
DigitalOcean Holdings, Inc.(a)	1,139	38,407
Squarespace, Inc. - Class A(a)	1,143	35,433
		73,840

Investment Banking & Brokerage - 1.2%
Evercore, Inc. - Class A	722	123,989
Lazard, Inc.	2,385	92,967
Moelis & Co. - Class A	1,355	74,484
Piper Sandler Cos.	346	60,028
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Investment Banking & Brokerage - 1.2% (Continued)
PJT Partners, Inc. - Class A	455	$43,757
Virtu Financial, Inc. - Class A	1,854	31,129
		426,354

IT Consulting & Other Services - 0.4%
Kyndryl Holdings, Inc.(a)	4,633	95,069
Perficient, Inc.(a)	699	47,623
		142,692

Leisure Facilities - 0.1%
Life Time Group Holdings, Inc.(a)	1,057	14,058
SeaWorld Entertainment, Inc.(a)	725	35,815
		49,873

Leisure Products - 0.5%
Acushnet Holdings Corp.	621	39,334
Peloton Interactive, Inc. - Class A(a)	6,657	37,013
Topgolf Callaway Brands Corp.(a)	2,923	38,496
YETI Holdings, Inc.(a)	1,788	78,618
		193,461

Life & Health Insurance - 1.1%
American Equity Investment Life Holding Co.(a)	1,541	85,079
Brighthouse Financial, Inc.(a)	1,357	70,252
CNO Financial Group, Inc.	2,287	62,161
F&G Annuities & Life, Inc.	375	16,815
Genworth Financial, Inc. - Class A(a)	9,866	60,873
Lincoln National Corp.	3,448	94,647
		389,827

Life Sciences Tools & Services - 0.6%
Azenta, Inc.(a)	1,212	79,022
Fortrea Holdings, Inc.(a)	1,853	57,369
Maravai LifeSciences Holdings, Inc. - Class A(a)	2,246	13,027
Pacific Biosciences of California, Inc.(a)	5,363	34,913
Sotera Health Co.(a)	2,010	29,587
		213,918

Managed Health Care - 0.5%
HealthEquity, Inc.(a)	1,776	134,230
Progyny, Inc.(a)	1,760	67,038
		201,268

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Marine Transportation - 0.5%
Kirby Corp.(a)	1,223	$96,201
Matson, Inc.	706	79,093
		175,294

Metal, Glass & Plastic Containers - 0.4%
Greif, Inc. - Class A	498	31,180
Greif, Inc. - Class B	52	3,260
O-I Glass, Inc.(a)	3,143	45,762
Silgan Holdings, Inc.	1,766	81,130
		161,332

Motorcycle Manufacturers - 0.2%
Harley-Davidson, Inc.	2,718	88,199

Movies & Entertainment - 0.3%
AMC Entertainment Holdings, Inc.(a)(b)	3,748	15,179
Atlanta Braves Holdings, Inc. - Class A(a)	200	8,614
Atlanta Braves Holdings, Inc. - Class C(a)	770	31,039
Madison Square Garden Sports Corp.(a)	377	69,783
		124,615

Multi-Utilities - 0.5%
Avista Corp.	1,538	52,307
Black Hills Corp.	1,359	70,342
Northwestern Energy Group, Inc.	1,218	58,610
		181,259

Oil & Gas Drilling - 0.5%
Helmerich & Payne, Inc.	1,797	72,347
Patterson-UTI Energy, Inc.	8,613	95,518
		167,865

Oil & Gas Equipment & Services - 1.0%
Cactus, Inc. - Class A	1,326	56,275
Expro Group Holdings NV(a)	1,852	32,595
Liberty Energy, Inc.	3,184	66,195
Oceaneering International, Inc.(a)	2,047	42,537
Tidewater, Inc.(a)	987	66,317
Weatherford International PLC(a)	1,469	131,549
		395,468
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Oil & Gas Exploration & Production - 1.3%
California Resources Corp.	1,413	$67,372
Callon Petroleum Co.(a)	1,243	39,925
CNX Resources Corp.(a)	3,168	63,994
Comstock Resources, Inc.	1,853	14,472
Magnolia Oil & Gas Corp. - Class A	3,673	75,737
Northern Oil & Gas, Inc.	1,760	58,960
Sitio Royalties Corp. - Class A	1,635	34,875
SM Energy Co.	2,423	89,844
Viper Energy, Inc.	1,459	45,550
		490,729

Oil & Gas Refining & Marketing - 0.1%
CVR Energy, Inc.	757	25,534

Oil & Gas Storage & Transportation - 0.9%
DT Midstream, Inc.	1,990	106,843
Equitrans Midstream Corp.	8,501	86,625
Golar LNG Ltd.	2,041	44,514
Kinetik Holdings, Inc.	302	9,821
Scorpio Tankers, Inc.	990	69,993
		317,796

Other Specialty Retail - 0.5%
Academy Sports & Outdoors, Inc.	1,573	98,674
Signet Jewelers Ltd.	877	87,244
		185,918

Packaged Foods & Meats - 1.5%
Flowers Foods, Inc.	3,687	84,064
Freshpet, Inc.(a)	964	83,000
J & J Snack Foods Corp.	234	37,260
Lancaster Colony Corp.	399	73,328
Post Holdings, Inc.(a)	1,029	95,563
Seaboard Corp.	8	28,824
Simply Good Foods Co.(a)	1,854	70,081
Tootsie Roll Industries, Inc.	289	9,419
TreeHouse Foods, Inc.(a)	1,059	44,584
Utz Brands, Inc.	1,371	24,267
		550,390

Passenger Airlines - 0.1%
Allegiant Travel Co.	87	6,821
Copa Holdings SA - Class A	180	17,291
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Passenger Airlines - 0.1% (Continued)
JetBlue Airways Corp.(a)	1,733	$9,202
Joby Aviation, Inc.(a)	6,901	37,679
		70,993

Passenger Ground Transportation - 0.2%
Lyft, Inc. - Class A(a)	6,449	80,548

Personal Care Products - 0.6%
BellRing Brands, Inc.(a)	2,685	148,400
Inter Parfums, Inc.	366	50,929
Olaplex Holdings, Inc.(a)	1,880	4,230
		203,559

Pharmaceuticals - 1.0%
Amphastar Pharmaceuticals, Inc.(a)	769	41,034
Axsome Therapeutics, Inc.(a)	792	71,304
Corcept Therapeutics, Inc.(a)	1,718	36,250
Organon & Co.	5,313	88,461
Perrigo Co. PLC	2,774	88,990
Prestige Consumer Healthcare, Inc.(a)	1,004	61,786
Scilex Holding Co.(a)	85	139
		387,964

Property & Casualty Insurance - 1.2%
Assured Guaranty Ltd.	1,146	92,975
Axis Capital Holdings Ltd.	1,537	91,482
Hanover Insurance Group, Inc.	667	88,051
Kemper Corp.	1,217	73,020
White Mountains Insurance Group Ltd.	52	81,950
		427,478

Real Estate Development - 0.1%
Howard Hughes Holdings, Inc.(a)	673	53,894

Real Estate Operating Companies - 0.2%
DigitalBridge Group, Inc.	3,347	65,735
Kennedy-Wilson Holdings, Inc.	2,192	22,906
		88,641

Real Estate Services - 0.3%
Cushman & Wakefield PLC(a)	3,520	37,030
eXp World Holdings, Inc.(b)	1,589	19,672
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Real Estate Services - 0.3% (Continued)
Opendoor Technologies, Inc.(a)	11,357	$38,841
		95,543

Regional Banks - 8.4%
Ameris Bancorp	1,346	66,815
Associated Banc-Corp.	3,010	63,240
Atlantic Union Bankshares Corp.	1,510	51,582
Axos Financial, Inc.(a)	1,081	59,920
BancFirst Corp.	353	31,244
Bank of Hawaii Corp.	800	50,584
Bank OZK	2,297	103,618
Cadence Bank	3,674	97,802
Cathay General Bancorp	1,412	58,132
Columbia Banking System, Inc.	4,292	86,527
Community Bank System, Inc.	1,084	49,615
CVB Financial Corp.	2,693	45,162
Eastern Bankshares, Inc.	3,263	45,551
First BanCorp	3,607	60,165
First Financial Bankshares, Inc.	2,851	89,037
First Hawaiian, Inc.	2,600	56,394
First Interstate BancSystem, Inc. - Class A	1,730	47,610
FNB Corp.	7,362	97,031
Fulton Financial Corp.	3,325	51,837
Glacier Bancorp, Inc.	2,270	87,758
Hancock Whitney Corp.	1,731	78,085
Home BancShares, Inc.	3,857	90,408
Independent Bank Corp.	877	49,191
International Bancshares Corp.	1,137	60,102
Old National Bancorp	5,894	97,074
Pacific Premier Bancorp, Inc.	1,923	48,787
Pinnacle Financial Partners, Inc.	1,526	134,867
Popular, Inc.	1,453	124,159
ServisFirst Bancshares, Inc.	1,018	68,349
Simmons First National Corp. - Class A	2,512	47,753
Synovus Financial Corp.	2,919	109,930
Texas Capital Bancshares, Inc.(a)	963	58,743
TFS Financial Corp.	1,096	14,599
UMB Financial Corp.	805	66,413
United Bankshares, Inc.	2,708	97,082
United Community Banks, Inc.	2,381	65,097
Valley National Bancorp	8,913	85,743
Western Alliance Bancorp	2,142	137,001
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Regional Banks - 8.4% (Continued)
Wintrust Financial Corp.	1,240	$120,255
WSFS Financial Corp.	1,245	55,415
Zions Bancorp NA	3,071	128,675
		3,037,352

Reinsurance - 0.2%
Enstar Group Ltd.(a)	267	71,260

Renewable Electricity - 0.6%
Clearway Energy, Inc. - Class A	705	15,834
Clearway Energy, Inc. - Class C	1,743	42,250
NextEra Energy Partners LP	1,932	57,670
Ormat Technologies, Inc.	1,033	66,815
Sunnova Energy International, Inc.(a)	2,057	21,640
		204,209

Research & Consulting Services - 0.8%
CBIZ, Inc.(a)	980	62,387
Dun & Bradstreet Holdings, Inc.	5,787	67,071
Exponent, Inc.	1,057	93,217
Legalzoom.com, Inc.(a)	2,311	23,826
Parsons Corp.(a)	905	58,961
		305,462

Restaurants - 1.2%
Bloomin' Brands, Inc.	1,853	49,327
Dutch Bros, Inc. - Class A(a)	1,141	30,636
Krispy Kreme, Inc.	1,653	21,968
Papa John's International, Inc.	660	48,497
Shake Shack, Inc. - Class A(a)	761	57,501
Wendy's Co.	3,535	67,448
Wingstop, Inc.	608	170,915
		446,292

Security & Alarm Services - 0.2%
Brink's Co.	929	75,100

Semiconductor Materials & Equipment - 0.8%
FormFactor, Inc.(a)	1,597	61,916
Kulicke & Soffa Industries, Inc.	1,122	56,459
Onto Innovation, Inc.(a)	996	160,854
		279,229

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Semiconductors - 1.7%
Ambarella, Inc.(a)	755	$39,683
Cirrus Logic, Inc.(a)	1,118	86,310
Credo Technology Group Holding Ltd.(a)	2,197	45,060
Diodes, Inc.(a)	899	60,521
MACOM Technology Solutions Holdings, Inc.(a)	1,111	95,802
MaxLinear, Inc.(a)	1,494	31,105
Power Integrations, Inc.	1,189	89,127
Silicon Laboratories, Inc.(a)	631	77,840
SiTime Corp.(a)	327	34,848
Synaptics, Inc.(a)	800	85,448
		645,744

Silver - 0.1%
Hecla Mining Co.	11,777	44,870

Soft Drinks & Non-alcoholic Beverages - 0.1%
National Beverage Corp.(a)	477	22,056

Specialized Consumer Services - 0.6%
Frontdoor, Inc.(a)	1,645	53,890
H&R Block, Inc.	2,974	139,303
Mister Car Wash, Inc.(a)	1,751	14,533
		207,726

Specialty Chemicals - 2.0%
Arcadium Lithium PLC(a)(b)	8,673	42,411
Ashland, Inc.	969	90,718
Avient Corp.	1,850	66,989
Balchem Corp.	667	93,486
Element Solutions, Inc.	4,492	99,856
Ginkgo Bioworks Holdings, Inc.(a)(b)	28,836	34,892
HB Fuller Co.	1,096	83,044
Innospec, Inc.	499	57,939
NewMarket Corp.	142	79,209
Quaker Chemical Corp.	286	54,323
Sensient Technologies Corp.	853	52,912
		755,779

Steel - 0.6%
Alpha Metallurgical Resources, Inc.	219	87,433
Arch Resources, Inc.	367	64,944
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Steel - 0.6% (Continued)
Carpenter Technology Corp.	984	$60,605
Worthington Steel, Inc.(a)	610	18,270
		231,252

Systems Software - 2.0%
Appian Corp. - Class A(a)	834	27,213
CommVault Systems, Inc.(a)	879	80,587
N-able, Inc.(a)	1,323	17,173
Progress Software Corp.	872	49,538
Qualys, Inc.(a)	752	142,257
Rapid7, Inc.(a)	1,222	67,247
SentinelOne, Inc. - Class A(a)	4,761	127,595
Tenable Holdings, Inc.(a)	2,351	110,732
Varonis Systems, Inc.(a)	2,173	97,524
		719,866

Technology Distributors - 0.6%
Avnet, Inc.	1,884	85,345
Insight Enterprises, Inc.(a)	748	138,186
		223,531

Technology Hardware, Storage & Peripherals - 0.2%
IonQ, Inc.(a)(b)	3,442	35,349
Xerox Holdings Corp.	2,223	41,037
		76,386

Tires & Rubber - 0.2%
Goodyear Tire & Rubber Co.(a)	5,818	81,103

Trading Companies & Distributors - 2.5%
Air Lease Corp.	2,121	88,679
Applied Industrial Technologies, Inc.	797	140,639
Beacon Roofing Supply, Inc.(a)	1,113	92,257
Boise Cascade Co.	801	108,503
FTAI Aviation Ltd.	1,796	96,894
GATX Corp.	735	90,148
GMS, Inc.(a)	831	69,937
Herc Holdings, Inc.	540	79,645
McGrath RentCorp	488	61,317
Rush Enterprises, Inc. - Class A	1,267	56,901
Rush Enterprises, Inc. - Class B	145	6,854
		891,774

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Transaction & Payment Processing Services - 1.7%
Affirm Holdings, Inc.(a)	4,285	$173,585
AvidXchange Holdings, Inc.(a)	3,193	34,995
EVERTEC, Inc.	1,320	53,011
Flywire Corp.(a)	2,446	52,271
Marqeta, Inc. - Class A(a)	10,411	62,570
NCR Atleos Corp.(a)	1,568	35,108
Remitly Global, Inc.(a)	2,488	42,644
Shift4 Payments, Inc. - Class A(a)	1,144	82,151
Western Union Co.	7,544	94,828
		631,163

Water Utilities - 0.4%
American States Water Co.	747	55,726
California Water Service Group	1,223	55,365
SJW Group	583	34,712
		145,803

Wireless Telecommunication Services - 0.0%(c)
Gogo, Inc.(a)	1,264	11,186
TOTAL COMMON STOCKS (Cost $32,281,223)		34,150,080

REAL ESTATE INVESTMENT TRUSTS - 6.5%
Apartment Income REIT Corp.	3,103	101,437
Apple Hospitality REIT, Inc.	4,175	67,051
Arbor Realty Trust, Inc.(b)	3,303	43,930
Blackstone Mortgage Trust, Inc. - Class A(b)	3,353	66,188
Broadstone Net Lease, Inc.	3,772	60,616
COPT Defense Properties	2,302	54,235
Cousins Properties, Inc.	3,098	70,975
Douglas Emmett, Inc.	3,381	45,813
EPR Properties	1,517	67,157
Equity Commonwealth	2,140	40,895
Essential Properties Realty Trust, Inc.	3,303	82,278
Four Corners Property Trust, Inc.	1,760	41,202
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,345	55,788
Highwoods Properties, Inc.	2,139	49,133
Independence Realty Trust, Inc.	4,582	67,310
Kilroy Realty Corp.	2,387	85,359
Kite Realty Group Trust	4,529	96,920
LXP Industrial Trust	5,874	53,395
Macerich Co.	4,389	69,302
National Health Investors, Inc.	846	44,990
National Storage Affiliates Trust	1,671	62,412
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 6.5% (Continued)	Shares	Value
Outfront Media, Inc.	2,994	$38,982
Park Hotels & Resorts, Inc.	4,130	62,280
Phillips Edison & Co., Inc.	2,401	83,339
Physicians Realty Trust	4,915	60,160
PotlatchDeltic Corp.	1,623	72,597
Rayonier, Inc.	3,014	91,324
Rithm Capital Corp.	9,900	105,930
Ryman Hospitality Properties, Inc.	1,162	127,704
Sabra Health Care REIT, Inc.	4,674	62,351
SITE Centers Corp.	3,639	48,471
SL Green Realty Corp.	1,320	59,334
Tanger, Inc.	2,132	57,351
Terreno Realty Corp.	1,755	104,826
Vornado Realty Trust	3,604	97,992
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,334,347)		2,399,027

SHORT-TERM INVESTMENTS - 2.5%
Investments Purchased with Proceeds from Securities Lending - 1.8%
First American Government Obligations Fund - Class X, 5.25%(d)	666,803	666,803

Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 5.25%(d)	250,864	250,864
TOTAL SHORT-TERM INVESTMENTS (Cost $917,667)		917,667

TOTAL INVESTMENTS - 101.8% (Cost $35,533,237)		$37,466,774
Liabilities in Excess of Other Assets - (1.8)%		(663,889)
TOTAL NET ASSETS - 100.0%		$36,802,885

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $624,756 which represented 1.7% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 29.2%	Par	Value
ACHV ABS Trust
Series 2023-1PL, Class C, 7.42%, 03/18/2030(a)	$550,000	$554,825
Series 2023-2PL, Class C, 7.27%, 05/20/2030(a)	425,000	428,742
Series 2023-3PL, Class C, 7.35%, 08/19/2030(a)	250,000	253,487
Series 2023-4CP, Class B, 7.24%, 11/25/2030(a)	350,000	354,223
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 06/20/2030(a)	234,767	236,968
Affirm, Inc.
Series 2023-B, Class A, 6.82%, 09/15/2028(a)	300,000	307,702
Series 2023-B, Class 1B, 7.44%, 09/15/2028(a)	300,000	305,579
Series 2023-X1, Class A, 7.11%, 11/15/2028(a)	434,934	437,767
American Credit Acceptance Receivables Trust
Series 2022-1, Class D, 2.46%, 03/13/2028(a)	145,000	140,449
Series 2023-4, Class B, 6.63%, 02/14/2028(a)	400,000	409,339
Series 2024-1, Class B, 5.60%, 11/12/2027(a)	800,000	803,573
American Express Travel Related Services Co., Inc., Series 2021-1, Class A, 0.90%, 11/15/2026	525,000	508,160
Aqua Finance Trust, Series 2017-A, Class B, 6.61%, 11/15/2035(a)	200,000	200,221
Atrium CDO Corp., Series 13A, Class A1, 6.76% (3 mo. Term SOFR + 1.44%), 11/21/2030(a)(b)	423,322	423,480
Avis Budget Car Rental LLC
Series 2019-2A, Class C, 4.24%, 09/22/2025(a)	300,000	297,701
Series 2019-3A, Class A, 2.36%, 03/20/2026(a)	418,000	407,513
Series 2020-1A, Class A, 2.33%, 08/20/2026(a)	500,000	481,296
Series 2020-1A, Class B, 2.68%, 08/20/2026(a)	345,000	330,242
Capital One Financial Corp., Series 2021-A1, Class A1, 0.55%, 07/15/2026	833,000	815,941
CarMax Auto Owner Trust, Series 2023-4, Class A2A, 6.08%, 12/15/2026	200,000	201,767
Citibank N.A., Series 2017-A5, Class A5, 6.07% (1 mo. Term SOFR + 0.73%), 04/22/2026(b)	475,000	476,193
CPS Auto Trust
Series 2019-C, Class F, 6.94%, 09/15/2026(a)	500,000	501,175
Series 2024-A, Class A, 5.71%, 09/15/2027(a)	100,000	100,212
Series 2024-A, Class B, 5.65%, 05/15/2028(a)	100,000	100,592
Exeter Automobile Receivables Trust
Series 2023-1A, Class A3, 5.58%, 04/15/2026	840,000	840,970
Series 2023-2A, Class C, 5.75%, 07/17/2028	500,000	504,525
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.12%, 01/15/2026(a)	364,388	361,021
FREED ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/2028(a)	200,000	194,098
GLS Auto Receivables Trust, Series 2023-1A, Class B, 6.19%, 06/15/2027(a)	100,000	99,971
Hertz Global Holdings, Inc.
Series 2021-1A, Class A, 1.21%, 12/26/2025(a)	$300,000	$291,468
Series 2021-1A, Class B, 1.56%, 12/26/2025(a)	300,000	290,850
ASSET-BACKED SECURITIES - 29.2% (Continued)	Par	Value
LAD Auto Receivables Trust
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

Series 2023-3A, Class A2, 6.09%, 06/15/2026(a)	269,784	270,574
Series 2023-3A, Class A3, 6.12%, 09/15/2027(a)	385,000	389,083
Lendbuzz Securitization Trust, Series 2021-1A, Class A, 1.46%, 06/15/2026(a)	64,730	62,719
Marlette Funding Trust
Series 2021-3A, Class C, 1.81%, 12/15/2031(a)	370,750	354,538
Series 2022-3A, Class B, 5.95%, 11/15/2032(a)	300,000	300,450
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 09/20/2027(a)	150,000	152,162
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 03/20/2029(a)	500,000	506,653
Pagaya AI Debt Selection Trust
Series 2020-3, Class C, 6.43%, 05/17/2027(a)	66,435	66,458
Series 2021-1, Class B, 2.13%, 11/15/2027(a)	71,909	71,736
Series 2021-HG1, Class B, 1.82%, 01/16/2029(a)	127,180	122,186
Series 2022-5, Class A, 8.10%, 06/17/2030(a)	81,922	83,381
Series 2023-1, Class A, 7.56%, 07/15/2030(a)	161,830	162,971
Series 2023-5, Class B, 7.63%, 04/15/2031(a)	399,997	405,280
Series 2024-1, Class B, 7.11%, 07/15/2031(a)	400,000	404,000
Series 2024-1, Class A, 6.66%, 07/15/2031(a)	100,000	100,862
Prestige Auto Receivables Trust
Series 2023-2A, Class A2, 6.24%, 01/15/2027(a)	400,000	406,174
Series 2023-2A, Class B, 6.64%, 12/15/2027(a)	400,000	416,497
Series 2023-2A, Class C, 7.12%, 08/15/2029(a)	200,000	207,811
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(a)	497,772	477,184
Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 07/16/2029(a)	109,608	110,475
PRPM LLC, Series 2024-RCF1, Class A1, 4.00%, 01/25/2054(a)(c)	1,000,000	966,904
Reach Financial LLC, Series 2024-1A, Class A, 6.30%, 02/18/2031(a)	375,000	377,095
Republic Finance Issuance Trust, Series 2020-A, Class A, 2.47%, 11/20/2030(a)	128,359	126,936
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032(a)	196,405	198,426
Series 2023-4A, Class A, 7.54%, 03/25/2032(a)	200,000	202,481
SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 03/20/2028(a)	100,000	100,197
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class A2, 6.18%, 02/16/2027	420,425	422,178
Series 2023-6, Class A2, 6.08%, 05/17/2027	350,000	351,955
Series 2024-1, Class A2, 5.71%, 02/16/2027	200,000	200,439
Theorem Funding Trust, Series 2023-1A, Class A, 7.58%, 04/15/2029(a)	164,626	166,390
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 29.2% (Continued)	Par	Value
Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23%, 09/15/2026(a)	$267,963	$266,316
Upstart Pass-Through Trust Series, Series 2022-ST1, Class A, 2.60%, 03/20/2030(a)	145,434	142,152
Upstart Securitization Trust
Series 2021-5, Class B, 2.49%, 11/20/2031(a)	300,000	293,905
Series 2022-2, Class B, 6.10%, 05/20/2032(a)	400,000	397,506
Series 2023-3, Class A, 6.90%, 10/20/2033(a)	278,508	281,858
Verizon Master Trust, Series 2023-5, Class A1B, 6.03% (30 day avg SOFR US + 0.68%), 09/08/2028(b)	300,000	301,272
Westlake Automobile Receivables Trust, Series 2023-P1, Class A2, 5.89%, 02/16/2027(a)	135,000	135,879
TOTAL ASSET-BACKED SECURITIES (Cost $21,464,255)		21,663,133

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.6%
A&D Mortgage LLC
Series 2023-NQM4, Class A1, 7.47%, 09/25/2068(a)(c)	192,695	197,592
Series 2023-NQM4, Class A3, 8.10%, 09/25/2068(a)(c)	192,695	197,514
Series 2023-NQM5, Class A3, 7.76%, 11/25/2068(a)(c)	495,543	506,379
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069(a)(c)	1,000,000	999,988
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/2068(a)(c)	489,864	499,263
Federal Home Loan Mortgage Corp.
Series K045, Class A2, 3.02%, 01/25/2025	1,144,490	1,122,290
Series K047, Class A2, 3.33%, 05/25/2025(b)	1,500,000	1,471,066
Series K727, Class A2, 2.95%, 07/25/2024	1,025,014	1,014,527
Series K731, Class A2, 3.60%, 02/25/2025(b)	1,078,036	1,063,724
Series K-F100, Class AS, 5.52% (30 day avg SOFR US + 0.18%), 01/25/2028(b)	498,263	494,076
Series K-F101, Class AS, 5.54% (30 day avg SOFR US + 0.20%), 01/25/2031(b)	432,839	423,073
Series K-F113, Class AS, 5.57% (30 day avg SOFR US + 0.23%), 05/25/2028(b)	490,374	487,935
Series K-F115, Class AS, 5.55% (30 day avg SOFR US + 0.21%), 06/25/2031(b)	137,762	135,712
Series K-F117, Class AS, 5.58% (30 day avg SOFR US + 0.24%), 06/25/2031(b)	488,578	483,652
Series KF129, Class AS, 5.59% (30 day avg SOFR US + 0.25%), 01/25/2029(b)	484,759	478,044
Series KF133, Class AS, 5.71% (30 day avg SOFR US + 0.37%), 02/25/2029(b)	481,346	477,180
Series KF160, Class AS, 6.04% (30 day avg SOFR US + 0.70%), 10/25/2030(b)	670,163	671,121
Series KF48, Class A, 5.75% (30 day avg SOFR US + 0.40%), 06/25/2028(b)	1,101,531	1,094,723
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.6% (Continued)	Par	Value
Federal Home Loan Mortgage Corp.
Series KF57, Class A, 6.00% (30 day avg SOFR US + 0.65%), 12/25/2028(b)	$1,007,802	$1,011,357
Series KF59, Class A, 6.00% (30 day avg SOFR US + 0.65%), 02/25/2029(b)	1,008,318	1,011,927
Series KF75, Class AS, 5.90% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029(b)	398,667	398,176
Series KF90, Class AS, 5.72% (30 day avg SOFR US + 0.38%), 09/25/2030(b)	484,589	477,939
Series KF96, Class AL, 5.72% (30 day avg SOFR US + 0.37%), 12/25/2030(b)	1,006,844	995,480
Series KF97, Class AS, 5.59% (30 day avg SOFR US + 0.25%), 12/25/2030(b)	509,843	502,902
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, 6.19% (30 day avg SOFR US + 0.85%), 11/25/2041(a)(b)	426,400	426,266
Series 2022-DNA3, Class M1A, 7.34% (30 day avg SOFR US + 2.00%), 04/25/2042(a)(b)	319,563	323,962
Series 2022-DNA5, Class M1A, 8.29% (30 day avg SOFR US + 2.95%), 06/25/2042(a)(b)	406,431	418,765
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A16, 6.50%, 04/25/2054(a)(b)	486,138	494,741
Home RE Ltd., Series 2023-1, Class M1A, 7.49% (30 day avg SOFR US + 2.15%), 10/25/2033(a)(b)	500,000	502,845
Onslow Bay Mortgage Loan Trust, Series 2024-NQM2, Class A1, 5.88%, 12/25/2063(a)(c)	1,000,000	1,009,325
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(a)(c)	485,997	499,116
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053(a)(b)	461,702	465,068
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,249,284)		20,355,728

CORPORATE BONDS - 25.0%
Aerospace & Defense - 0.3%
RTX Corp., 3.20%, 03/15/2024	200,000	199,288

Auto-Cars/Light Trucks - 0.8%
American Honda Finance Corp., 0.75%, 08/09/2024	100,000	97,708
Ford Motor Credit Co. LLC, 4.06%, 11/01/2024	250,000	246,622
General Motors Financial Co., Inc., 2.90%, 02/26/2025	250,000	243,798
		588,128

Banks - 2.6%
Bank of America Corp., 4.00%, 04/01/2024	250,000	249,331
Bank of Montreal, 2.50%, 06/28/2024	250,000	247,044
HSBC USA, Inc., 3.75%, 05/24/2024	250,000	248,567
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

CORPORATE BONDS - 25.0% (Continued)
Banks - 2.6% (continued)
PNC Financial Services Group, Inc., 3.90%, 04/29/2024	$250,000	$248,891
Toronto-Dominion Bank, 3.25%, 03/11/2024	250,000	249,458
Truist Financial Corp., 2.50%, 08/01/2024	500,000	492,721
		1,736,012

Biotechnology - 1.0%
AbbVie, Inc., 3.85%, 06/15/2024	450,000	447,123
Gilead Sciences, Inc., 3.70%, 04/01/2024	300,000	299,056
		746,179

Capital Markets - 1.4%
Ares Capital Corp., 4.20%, 06/10/2024	500,000	496,889
Goldman Sachs Group, Inc., 3.85%, 07/08/2024	250,000	248,254
Morgan Stanley, 3.88%, 04/29/2024	250,000	248,953
		994,096

Chemicals - 1.0%
Eastman Chemical Co., 3.80%, 03/15/2025	250,000	246,234
Nutrien Ltd., 3.00%, 04/01/2025	250,000	243,688
Sherwin-Williams Co., 4.05%, 08/08/2024	250,000	248,357
		738,279

Commer Banks Non-U.S. - 0.5%
Credit Suisse AG/New York, 3.63%, 09/09/2024	400,000	395,376

Computers - 0.3%
Dell International LLC / EMC Corp., 4.00%, 07/15/2024	250,000	248,197

Construction Materials - 0.3%
Martin Marietta Materials, Inc., 4.25%, 07/02/2024	250,000	248,773

Consumer Finance - 1.0%
American Express Co., 2.50%, 07/30/2024	250,000	246,588
Capital One Financial Corp., 3.30%, 10/30/2024	515,000	507,185
		753,773

Diversified Telecommunication Services - 0.9%
AT&T, Inc., 0.90%, 03/25/2024	450,000	446,944
Verizon Communications, Inc., 3.50%, 11/01/2024	207,000	203,749
		650,693

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

CORPORATE BONDS - 25.0% (Continued)	Par	Value
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., 3.20%, 04/01/2024	$250,000	$249,219
Arrow Electronics, Inc., 3.25%, 09/08/2024	100,000	98,483
		347,702
Finance-Leasing Companies - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.88%, 08/14/2024	250,000	246,237

Financial Services - 1.5%
Enact Holdings, Inc., 6.50%, 08/15/2025(a)	164,000	163,770
Fiserv, Inc., 2.75%, 07/01/2024	350,000	345,928
Global Payments, Inc., 2.65%, 02/15/2025	250,000	242,886
Radian Group, Inc., 6.63%, 03/15/2025	300,000	301,589
		1,054,173

Food Products - 0.3%
Conagra Brands, Inc., 4.30%, 05/01/2024	250,000	249,045

Food-Confectionery - 0.3%
Mondelez International Holdings Netherlands BV, 2.25%, 09/19/2024(a)	250,000	244,959

Gas Utilities - 0.4%
ONE Gas, Inc., 1.10%, 03/11/2024	300,000	298,579

Ground Transportation - 0.3%
Ryder System, Inc., 2.50%, 09/01/2024	250,000	245,655

Health Care Equipment & Supplies - 1.2%
Becton Dickinson & Co., 3.36%, 06/06/2024	250,000	248,022
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024	250,000	250,314
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	410,000	397,189
		895,525

Health Care Providers & Services - 0.3%
Laboratory Corp. of America Holdings, 2.30%, 12/01/2024	200,000	195,160

Household Durables - 0.3%
Lennar Corp., 4.50%, 04/30/2024	250,000	249,196

IT Services - 0.1%
International Business Machines Corp., 3.63%, 02/12/2024	100,000	99,944

Leisure Products - 0.5%
Brunswick Corp., 0.85%, 08/18/2024	395,000	384,855

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

CORPORATE BONDS - 25.0%	Par	Value
Machinery - 0.3%
Parker-Hannifin Corp., 3.65%, 06/15/2024	$250,000	$248,199

Media - 0.3%
Comcast Corp., 3.70%, 04/15/2024	200,000	199,306
Metals & Mining - 0.5%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	350,000	347,165

Oil, Gas & Consumable Fuels - 4.6%
Continental Resources, Inc., 3.80%, 06/01/2024	250,000	248,217
Energy Transfer LP, 3.90%, 05/15/2024	500,000	497,513
EQT Corp., 6.13%, 02/01/2025	250,000	250,984
Kinder Morgan Energy Partners LP, 4.30%, 05/01/2024	250,000	249,272
Marathon Petroleum Corp., 3.63%, 09/15/2024	100,000	98,802
MPLX LP, 4.88%, 12/01/2024	250,000	249,115
Occidental Petroleum Corp., 6.95%, 07/01/2024	500,000	502,657
Spectra Energy Partners LP, 4.75%, 03/15/2024	300,000	299,668
TransCanada PipeLines Ltd., 1.00%, 10/12/2024	250,000	242,412
Western Midstream Operating LP, 3.10%, 02/01/2025	250,000	243,889
Williams Cos., Inc., 4.55%, 06/24/2024	500,000	497,851
		3,380,380

Pipelines - 1.3%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	250,000	250,732
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/2024	250,000	246,288
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	450,000	449,832
		946,852

REITS-Regional Malls - 0.3%
Simon Property Group LP, 3.75%, 02/01/2024	250,000	250,000

Specialized REITs - 0.3%
American Tower Corp., 2.95%, 01/15/2025	250,000	244,492

Specialty Retail - 0.3%
AutoNation, Inc., 3.50%, 11/15/2024	250,000	245,318

Trading Companies & Distributors - 0.6%
GATX Corp., 3.25%, 03/30/2025	450,000	438,747

Trucking & Leasing - 0.1%
Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.90%, 02/01/2024(a)	100,000	100,000

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

CORPORATE BONDS - 25.0% (continued)	Par	Value
Wireless Telecommunication Services - 0.3%
Sprint LLC, 7.63%, 02/15/2025	$250,000	$254,409
TOTAL CORPORATE BONDS (Cost $18,415,895)		18,464,692

COLLATERALIZED LOAN OBLIGATIONS - 9.4%
Apidos CLO
Series 2015-20A, Class A1RA, 6.68% (3 mo. Term SOFR + 1.36%), 07/16/2031(a)(b)	523,884	522,798
Series XXXA, Class A1A, 6.70% (3 mo. Term SOFR + 1.40%), 10/18/2031(a)(b)	497,672	498,650
Barings Middle Market CLO Ltd., Series 2019-IA, Class A1A, 7.33% (3 mo. Term SOFR + 2.01%), 10/15/2031(a)(b)	374,154	374,099
Blackstone, Inc., Series 2018-1A, Class A2, 6.59% (3 mo. Term SOFR + 1.27%), 04/15/2031(a)(b)	405,446	406,221
Cerberus Onshore CLO LLC, Series 2020-1A, Class A, 7.43% (3 mo. Term SOFR + 2.11%), 10/15/2031(a)(b)	147,842	147,870
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 6.78% (3 mo. Term SOFR + 1.46%), 10/17/2031(a)(b)	550,000	549,354
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 0.00% (3 mo. Term SOFR + 1.35%), 07/15/2031(a)(b)	439,491	439,931
Golub Capital Partners CLO Ltd.
Series 2013-17A, Class A1R, 7.24% (3 mo. Term SOFR + 1.91%), 10/25/2030(a)(b)	321,357	322,061
Series 2014-21A, Class AR, 7.06% (3 mo. Term SOFR + 1.73%), 01/25/2031(a)(b)	929,820	928,628
LCM XIII LP, Series 14A, Class AR, 6.62% (3 mo. Term SOFR + 1.30%), 07/20/2031(a)(b)	422,917	422,419
Magnetite CLO Ltd., Series 2016-17A, Class AR, 6.68% (3 mo. Term SOFR + 1.36%), 07/20/2031(a)(b)	538,442	537,566
Neuberger Berman CLO Ltd., Series 2017-26A, Class AR, 6.48% (3 mo. Term SOFR + 1.18%), 10/18/2030(a)(b)	469,975	468,664
Palmer Square CLO Ltd., Series 2018-1A, Class A1, 6.59% (3 mo. Term SOFR + 1.29%), 04/18/2031(a)(b)	353,963	354,540
THL Credit Lake Shore MM CLO Ltd., Series 2021-1A, Class X, 6.76% (3 mo. Term SOFR + 1.44%), 10/15/2033(a)(b)	933,333	932,360
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,894,052)		6,905,161

U.S. TREASURY OBLIGATIONS - 2.4%
United States Treasury Note/Bond
4.25%, 12/31/2024	500,000	497,600
1.50%, 02/15/2025	800,000	774,321
2.75%, 05/15/2025	500,000	489,150
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,751,598)		1,761,071

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 8.8%		Shares	V	Value
Money Market Funds - 3.5%
First American Government Obligations Fund - Class X, 5.25%(d)		2,560,895		2,560,895

U.S. Treasury Bills - 5.3%
5.25%, 03/19/2024(e)	$1,000,000	$1,000,000		$993,224
5.24%, 05/16/2024(e)		1,000,000		984,911
5.21%, 06/06/2024(e)		1,000,000		982,054
5.18%, 07/11/2024(e)		1,000,000		977,679
				3,937,868
TOTAL SHORT-TERM INVESTMENTS (Cost $6,498,591)				6,498,763

TOTAL INVESTMENTS - 102.4% (Cost $75,273,675)				$75,648,548
Liabilities in Excess of Other Assets - (2.4)%				(1,808,401)
TOTAL NET ASSETS - 100.0%				$73,840,147

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $30,994,447 or 42.0% of the Fund’s net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2024.
(c)	Step coupon bond. The rate disclosed is as of January 31, 2024.
(d)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(e)	The rate shown is the effective yield as of January, 31 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF OPEN FUTURES CONTRACTS
January 31, 2024 (Unaudited)
Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	24	March 28, 2024	$4,935,750	$48,103
Total Unrealized Appreciation (Depreciation)				$48,103
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES - 46.8%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SD1961, 5.50%, 12/01/2052	$408,330	$409,523
Pool SD8256, 4.00%, 10/01/2052	2,062,970	1,941,437
Pool SD8325, 6.00%, 05/01/2053	1,117,929	1,133,599
Pool SD8384, 6.00%, 12/01/2053	985,610	999,425
Federal National Mortgage Association
Pool FS4932, 6.00%, 06/01/2053	837,710	851,022
Pool MA4919, 5.50%, 02/01/2053	1,012,116	1,015,075
Pool MA4941, 5.50%, 03/01/2053	968,882	971,714
Pool MA5039, 5.50%, 06/01/2053	1,042,363	1,045,410
Pool MA5109, 6.50%, 08/01/2053	422,689	432,676
Pool MA5165, 5.50%, 10/01/2053	974,882	977,732
Ginnie Mae II Pool
Pool MA8491, 5.50%, 12/20/2052	1,589,683	1,600,541
Pool MA8493, 6.50%, 12/20/2052	197,026	201,435
Pool MA8570, 5.50%, 01/20/2053	947,181	953,650
Pool MA8571, 6.00%, 01/20/2053	1,328,693	1,348,616
Pool MA8647, 5.00%, 02/20/2053	957,237	950,837
Pool MA8649, 6.00%, 02/20/2053	537,095	545,820
Pool MA8725, 5.00%, 03/20/2053	482,284	479,059
Pool MA8726, 5.50%, 03/20/2053	853,778	859,609
Pool MA8727, 6.00%, 03/20/2053	1,545,113	1,568,281
Pool MA8800, 5.00%, 04/20/2053	485,507	482,261
Pool MA8801, 5.50%, 04/20/2053	1,063,408	1,072,001
Pool MA8877, 4.50%, 05/20/2053	1,470,421	1,431,699
Pool MA8878, 5.00%, 05/20/2053	598,244	594,244
Pool MA8879, 5.50%, 05/20/2053	1,026,560	1,033,571
Pool MA8880, 6.00%, 05/20/2053	968,729	983,254
Pool MA8948, 5.50%, 06/20/2053	981,770	988,475
Pool MA8949, 6.00%, 06/20/2053	1,162,685	1,183,025
Pool MA9016, 5.00%, 07/20/2053	1,208,810	1,200,728
Pool MA9017, 5.50%, 07/20/2053	788,882	794,270
Pool MA9018, 6.00%, 07/20/2053	491,781	499,155
Pool MA9105, 5.00%, 08/20/2053	1,979,331	1,966,096
Pool MA9106, 5.50%, 08/20/2053	988,671	995,424
Pool MA9166, 3.00%, 09/20/2053	196,343	176,631
Pool MA9171, 5.50%, 09/20/2053	991,622	998,394
Pool MA9305, 5.50%, 11/20/2053	896,785	902,911
TOTAL MORTGAGE-BACKED SECURITIES (Cost $33,038,204)		33,587,600

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 16.3%	Par	Value
ACHV ABS Trust
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	$400,000	$414,826
Series 2023-4CP, Class D, 8.60%, 11/25/2030 (a)	350,000	359,357
Series 2023-4CP, Class C, 7.71%, 11/25/2030 (a)	200,000	203,967
Affirm, Inc.
Series 2023-B, Class C, 7.81%, 09/15/2028 (a)	300,000	307,335
Series 2023-B, Class 1C, 7.81%, 09/15/2028 (a)	300,000	306,879
Series 2023-X1, Class C, 8.25%, 11/15/2028 (a)	250,000	256,037
Avis Budget Car Rental LLC
Series 2023-8A, Class C, 7.34%, 02/20/2030 (a)	300,000	306,794
Series 2024-1A, Class C, 6.48%, 06/20/2030 (a)	200,000	202,800
AVIS BUDGET FDG LLC 2023-1 C 20290420 8.70000, 8.70%, 04/20/2029 (a)	300,000	302,941
Carvana Auto Receivables Trust
Series 2022-P3, Class D, 6.49%, 09/10/2029	237,000	244,059
Series 2023-P3, Class D, 6.82%, 08/12/2030 (a)	233,000	243,614
COLT Funding LLC, Series 2022-4, Class A2, 4.50%, 03/25/2067 (a)(b)	505,923	480,947
CPS Auto Trust, Series 2021-D, Class E, 4.06%, 12/15/2028 (a)	500,000	472,170
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	885,000	585,720
Exeter Automobile Receivables Trust, Series 2023-4A, Class D, 6.95%, 12/17/2029	600,000	623,931
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	300,000	291,147
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	350,000	351,862
GCAT, Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (a)(b)	1,247,562	997,616
Helios Issuer LLC, Series 2021-B, Class A, 1.62%, 07/20/2048 (a)	81,262	69,580
Hertz Vehicle Financing LLC, Series 2023-4A, Class C, 7.51%, 03/25/2030 (a)	500,000	518,949
LAD Auto Receivables Trust, Series 2023-3A, Class D, 6.92%, 12/16/2030 (a)	500,000	518,222
Marlette Funding Trust, Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	400,000	410,664
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (a)(b)	465,297	395,897
Pagaya AI Debt Selection Trust
Series 2022-1, Class B, 3.34%, 10/15/2029 (a)	199,974	194,023
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	500,000	507,185
Series 2024-1, Class B, 7.11%, 07/15/2031 (a)	100,000	101,000
Prosper Marketplace Issuance Trust
Series 2023-1A, Class B, 7.48%, 07/16/2029 (a)	250,000	255,361
Series 2023-1A, Class C, 8.29%, 07/16/2029 (a)	200,000	205,793
PRPM LLC, Series 2022-NQM1, Class A3, 5.50%, 08/25/2067 (a)(c)	310,982	309,324
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	490,501	505,298
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 16.3% (Continued)	Par	Value
Sunnova Energy International, Inc., Series 2023-B, Class A, 5.30%, 08/22/2050 (a)	$97,360	$95,911
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	200,000	208,078
Veros Automobile Receivables Trust, Series 2021-1, Class C, 3.64%, 08/15/2028 (a)	500,000	483,666
TOTAL ASSET-BACKED SECURITIES (Cost $11,451,636)		11,730,953

U.S. TREASURY OBLIGATIONS - 14.5%
United States Treasury Note/Bond
3.13%, 08/15/2025	1,775,000	1,741,857
4.63%, 11/15/2026	1,350,000	1,370,355
4.13%, 10/31/2027	1,850,000	1,860,985
3.50%, 04/30/2030	1,000,000	976,602
4.13%, 08/31/2030	600,000	606,680
4.13%, 11/15/2032	550,000	556,735
3.50%, 02/15/2033	400,000	385,992
4.50%, 05/15/2038	1,000,000	1,047,832
3.50%, 02/15/2039	900,000	839,514
2.50%, 02/15/2045	660,000	491,068
1.88%, 11/15/2051	780,000	476,181
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,151,785)		10,353,801

CORPORATE BONDS - 9.0%
Aerospace & Defense - 0.3%
Boeing Co., 3.60%, 05/01/2034	100,000	86,336
RTX Corp., 6.10%, 03/15/2034	100,000	108,591
		194,927

Agricultural Operations - 0.2%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	200,000	173,295

Banks - 1.2%
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	250,000	200,514
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	300,000	324,955
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	300,000	305,976
		831,445
Beverages - 0.6%
Constellation Brands, Inc., 4.90%, 05/01/2033	150,000	148,911
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032	200,000	189,751
Molson Coors Beverage Co., 4.20%, 07/15/2046	100,000	84,659
		423,321
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

CORPORATE BONDS - 9.0% (Continued)	Par	Value
Capital Markets - 0.7%
Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	$200,000	$172,224
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	300,000	306,182
		478,406

Cellular Telecom - 0.2%
T-Mobile USA, Inc., 5.05%, 07/15/2033	150,000	150,054

Chemicals - 0.2%
Nutrien Ltd., 2.95%, 05/13/2030	150,000	135,098

Computers - 0.1%
Dell International LLC / EMC Corp., 5.75%, 02/01/2033	100,000	104,952

Construction & Engineering - 0.2%
MasTec, Inc., 4.50%, 08/15/2028 (a)	150,000	140,992

Construction Machinery - 0.3%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	200,000	203,579

Consumer Finance - 0.4%
American Express Co., 5.04% to 05/01/2033 then SOFR + 1.84%, 05/01/2034	100,000	100,039
Capital One Financial Corp., 5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	200,000	199,267
		299,306

Finance-Investment Banker/Broker - 0.3%
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	200,000	184,519

Finance-Leasing Company - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	250,000	226,645

Financial Services - 0.4%
Fiserv, Inc., 5.63%, 08/21/2033	150,000	156,146
Global Payments, Inc., 5.40%, 08/15/2032	150,000	151,590
		307,736

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

CORPORATE BONDS - 9.0% (Continued)	Par	Value
Food - Meat products - 0.1%
JBS USA LUX S.A. / JBS USA Food Co. / JBS Luxembourg SARL, 6.75%, 03/15/2034 (a)	$100,000	$105,315

Food Products - 0.3%
J M Smucker Co., 6.20%, 11/15/2033	200,000	216,350

Ground Transportation - 0.2%
CSX Corp., 6.15%, 05/01/2037	100,000	111,244

Health Care Equipment & Supplies - 0.6%
Baxter International, Inc., 2.54%, 02/01/2032	100,000	83,429
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	150,000	158,463
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	200,000	171,205
		413,097

Household Durables - 0.1%
NVR, Inc., 3.00%, 05/15/2030	100,000	89,545

Insurance - 0.2%
MetLife, Inc., 6.50%, 12/15/2032	100,000	111,968

Metals & Mining - 0.2%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	100,000	99,993
Teck Resources Ltd., 3.90%, 07/15/2030	100,000	93,061
		193,054

Oil & Gas Drilling - 0.1%
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	100,000	97,167

Oil, Gas & Consumable Fuels - 1.1%
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	100,000	99,518
Energy Transfer LP, 7.38%, 02/01/2031 (a)	100,000	105,182
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	50,000	51,854
Hess Corp., 7.13%, 03/15/2033	100,000	115,849
MPLX LP, 5.00%, 03/01/2033	100,000	97,676
ONEOK, Inc., 6.05%, 09/01/2033	100,000	104,938
Western Midstream Operating LP, 6.15%, 04/01/2033	100,000	103,482
Williams Cos., Inc., 5.65%, 03/15/2033	100,000	104,039
		782,538
Software - 0.1%
VMware LLC, 2.20%, 08/15/2031	100,000	82,479

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

CORPORATE BONDS - 9.0% (Continued)	Par	Value
Specialized REITs - 0.4%
American Tower Corp., 5.55%, 07/15/2033	$150,000	$154,020
Crown Castle, Inc., 5.10%, 05/01/2033	100,000	98,757
		252,777

Lowe's Cos., Inc., 5.15%, 07/01/2033	100,000	102,133
TOTAL CORPORATE BONDS (Cost $6,136,914)		6,411,942

COLLATERALIZED LOAN OBLIGATIONS - 4.9%
Apidos CLO, Series 2022-42A, Class C, 9.22% (3 mo. Term SOFR + 3.90%), 01/20/2036 (a)(b)	475,000	484,366
ARES CLO, Series 2020-57A, Class BR, 7.24% (3 mo. Term SOFR + 1.91%), 01/25/2035 (a)(b)	1,050,000	1,049,502
Black Diamond CLO Ltd., Series 2022-1A, Class B, 8.17% (3 mo. Term SOFR + 2.85%), 10/25/2035 (a)(b)	150,000	151,562
Halsey Point CLO Ltd., Series 2023-7A, Class D, 0.00% (3 mo. Term SOFR + 5.84%), 07/20/2036 (a)(b)	350,000	361,375
Magnetite Xxix Ltd., Series 2021-29A, Class B, 6.98% (3 mo. Term SOFR + 1.66%), 01/15/2034 (a)(b)	1,000,000	992,687
Symphony CLO Ltd., Series 2022-37A, Class B1R, 7.76% (3 mo. Term SOFR + 2.40%), 01/20/2037 (a)(b)	450,000	452,402
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,461,728)		3,491,894

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%
A&D Mortgage LLC
Series 2023-NQM4, Class A1, 7.47%, 09/25/2068 (a)(c)	96,348	98,796
Series 2023-NQM4, Class A3, 8.10%, 09/25/2068 (a)(c)	96,348	98,757
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, 8.69% (30 day avg SOFR US + 3.35%), 06/25/2043 (a)(b)	500,000	526,908
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, 6.00%, 01/25/2054 (a)(b)	463,686	468,668
Onslow Bay Mortgage Loan Trust, Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	652,660	516,294
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(b)	467,500	416,532
Series 2021-1, Class M1, 2.50%, 07/25/2061 (a)(b)	$744,000	$462,566
Western Mortgage Reference Notes, Series 2021-CL2, Class M3, 9.44% (30 day avg SOFR US + 4.10%), 07/25/2059 (a)(b)	481,073	483,709
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,011,564)		3,072,230

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 7.7%	Shares	Value
Money Market Funds - 7.7%
First American Government Obligations Fund - Class X, 5.25%(d)	5,500,078	$5,500,078
TOTAL SHORT-TERM INVESTMENTS (Cost $5,500,078)		5,500,078

TOTAL INVESTMENTS - 103.5% (Cost $72,751,909)		$74,148,498
Liabilities in Excess of Other Assets - (3.5)%		(2,536,560)
TOTAL NET ASSETS - 100.0%		$71,611,938

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $18,415,213 or 25.7% of the Fund’s net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2024.
(c)	Step coupon bond. The rate disclosed is as of January 31, 2024.
(d)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF OPEN FUTURES CONTRACTS
January 31, 2024 (Unaudited)
Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	174	March 19, 2024	19,545,094	$292,099
U.S. Treasury 5 Year Note	56	March 28, 2024	6,069,875	122,310
U.S. Treasury Long Bonds	19	March 19, 2024	2,324,531	141,543
Total Unrealized Appreciation (Depreciation)				$555,952
The accompanying notes are an integral part of these financial statements.

STRIVE FAANG 2.0 ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace & Defense - 22.1%
Boeing Co.(a)	791	$166,933
BWX Technologies, Inc.	996	81,154
General Dynamics Corp.	312	82,677
HEICO Corp.	53	9,518
HEICO Corp. - Class A	94	13,298
Howmet Aerospace, Inc.	510	28,693
L3Harris Technologies, Inc.	245	51,063
Lockheed Martin Corp.	325	139,558
Northrop Grumman Corp.	177	79,077
RTX Corp.	1,910	174,039
Textron, Inc.	257	21,770
TransDigm Group, Inc.	69	75,395
		923,175

Agricultural & Farm Machinery - 10.8%
AGCO Corp.	230	28,136
Deere & Co.	987	388,463
Toro Co.	383	35,420
		452,019

Agricultural Products & Services - 1.2%
Darling Ingredients, Inc.(a)	587	25,417
Ingredion, Inc.	242	26,032
		51,449

Coal & Consumable Fuels - 7.9%
Cameco Corp.	4,681	223,491
Denison Mines Corp.(a)	9,674	19,428
Energy Fuels, Inc.(a)	1,711	12,981
NexGen Energy Ltd.(a)	4,853	37,179
Uranium Energy Corp.(a)	4,158	31,767
		324,846

Copper - 5.6%
First Quantum Minerals Ltd.	2,075	18,829
Freeport-McMoRan, Inc.	5,444	216,072
		234,901

Electric Utilities - 10.4%
Constellation Energy Corp.	3,591	438,102
The accompanying notes are an integral part of these financial statements.

STRIVE FAANG 2.0 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Fertilizers & Agricultural Chemicals - 7.9%
CF Industries Holdings, Inc.	724	$54,669
Corteva, Inc.	2,656	120,794
FMC Corp.	468	26,302
Mosaic Co.	1,246	38,265
Nutrien Ltd.	1,861	92,798
		332,828

Gold - 13.4%
Agnico Eagle Mines Ltd.	1,893	93,042
Barrick Gold Corp.	6,655	103,950
Franco-Nevada Corp.	739	79,955
Kinross Gold Corp.	4,696	25,882
Newmont Corp.	4,406	152,052
Royal Gold, Inc.	255	29,169
Wheaton Precious Metals Corp.	1,725	80,845
		564,895

Heavy Electrical Equipment - 0.0%(b)
NuScale Power Corp.(a)	673	1,945

Integrated Oil & Gas - 10.5%
Chevron Corp.	1,150	169,545
Exxon Mobil Corp.	2,645	271,932
		441,477

Oil & Gas Equipment & Services - 1.1%
Schlumberger N.V.	927	45,145

Oil & Gas Exploration & Production - 5.0%
Canadian Natural Resources Ltd.	705	45,117
ConocoPhillips	787	88,042
EOG Resources, Inc.	381	43,354
Pioneer Natural Resources Co.	147	33,785
		210,298

Oil & Gas Refining & Marketing - 2.0%
Marathon Petroleum Corp.	259	42,890
Phillips 66	290	41,850
		84,740

Oil & Gas Storage & Transportation - 1.2%
Enbridge, Inc.	1,397	49,606
The accompanying notes are an integral part of these financial statements.

STRIVE FAANG 2.0 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024 (Unaudited)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Silver - 0.4%
Pan American Silver Corp.	1,364	$18,465
TOTAL COMMON STOCKS (Cost $4,222,437)		4,173,891

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.25%(c)	19,508	19,508
TOTAL SHORT-TERM INVESTMENTS (Cost $19,508)		19,508

TOTAL INVESTMENTS - 100.0% (Cost $4,241,945)		$4,193,399
Other Assets in Excess of Liabilities - 0.0%(b)		578
TOTAL NET ASSETS - 100.0%		$4,193,977

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

STRIVE ETFs
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2024 (Unaudited)

	Strive U.S. Energy ETF	Strive 500 ETF	Strive U.S. Semiconductor ETF	Strive Emerging Markets Ex-China ETF
Assets:
Investments in securities, at value (1) (Note 1)	$322,708,979	$412,755,238	$48,432,714	$82,087,488
Receivable for fund shares sold	—	5,330,227	—	5,409,560
Receivable for investments sold	1,681,542	—	—	—
Dividends and interest receivable	228,087	280,311	25,977	124,448
Return of capital receivable	124,417	5,905	—	—
ETF variable fee receivable	—	—	—	11,081
Securities lending income receivable (Note 5)	8	826	123	—
Total assets	324,743,033	418,372,507	48,458,814	87,632,577

Liabilities:
Payable for investment securities purchased	—	4,622,205	—	5,370,132
Payable for fund shares redeemed	1,698,762	—	—	—
Deferred foreign capital gain tax payable	—	—	—	1,112,618
Due to securities lending agent (Note 5)	781,359	63,107	238,277	—
Accrued investment advisory fees (Note 4)	112,121	17,950	15,381	19,695
Total liabilities	2,592,242	4,705,552	253,658	6,502,445
Net Assets	$322,150,791	$413,666,955	$48,205,156	$81,130,132

Net Assets Consist of:
Paid-in capital	$322,372,493	$359,789,269	$36,079,954	$79,014,996
Total distributable earnings (accumulated deficit)	(221,702)	53,877,686	12,125,202	2,115,136
Net Assets:	$322,150,791	$413,666,955	$48,205,156	$81,130,132

Calculation of Net Asset Value Per Share:
Net Assets	$322,150,791	$413,666,955	$48,205,156	$81,130,132
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	11,590,000	13,320,000	1,220,000	3,000,000
Net Asset Value per Share	$27.80	$31.06	$39.51	$27.04

Cost of Investments in Securities	$322,467,194	$361,245,881	$37,682,225	$75,550,830

(1)Includes loaned securities with a value of	$727,167	$58,849	$226,847	$—

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2024 (Unaudited)

	Strive 1000 Dividend Growth ETF	Strive 1000 Growth ETF	Strive 1000 Value ETF	Strive Small-Cap ETF
Assets:
Investments in securities, at value(1) (Note 1)	$32,991,119	$47,529,768	$25,618,532	$37,466,774
Receivable for fund shares sold	—	1,730,515	—	—
Dividends and interest receivable	32,852	16,827	32,946	6,212
Securities lending income receivable (Note 5)	158	50	109	2,155
Return of capital receivable	—	—	1,137	—
Total assets	33,024,129	49,277,160	25,652,724	37,475,141

Liabilities:
Payable for investment securities purchased	—	1,473,825	—	—
Due to securities lending agent (Note 5)	—	34,415	16,633	666,803
Accrued investment advisory fees (Note 4)	9,580	6,712	3,653	5,453
Total liabilities	9,580	1,514,952	20,286	672,256
Net Assets	$33,014,549	$47,762,208	$25,632,438	$36,802,885

Net Assets Consist of:
Paid-in capital	$30,019,471	$41,161,982	$24,140,689	$34,463,245
Total distributable earnings (accumulated deficit)	2,995,078	6,600,226	1,491,749	2,339,640
Net Assets:	$33,014,549	$47,762,208	$25,632,438	$36,802,885

Calculation of Net Asset Value Per Share:
Net Assets	$33,014,549	$47,762,208	$25,632,438	$36,802,885
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,130,000	1,380,000	960,000	1,320,000
Net Asset Value per Share	$29.22	$34.61	$26.70	$27.88

Cost of Investments in Securities	$29,953,782	$40,967,647	$24,123,880	$35,533,237

(1) Includes loaned securities with a value of	$—	$32,197	$15,592	$624,756

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2024 (Unaudited)

	Strive Enhanced Income Short Maturity ETF	Strive Total Return Bond ETF	Strive FAANG 2.0 ETF
Assets:
Investments in securities, at value (Note 1)	$75,648,548	$74,148,498	$4,193,399
Dividends and interest receivable	315,494	247,618	2,093
Receivable for investments sold	229,103	—	—
Net unrealized appreciation on futures	—	171,562	—
Deposit at broker for futures	76,914	869,028	—
Total assets	76,270,059	75,436,706	4,195,492

Liabilities:
Payable for investment securities purchased	2,415,813	3,797,082	—
Accrued investment advisory fees (Note 4)	14,099	27,686	1,515
Total liabilities	2,429,912	3,824,768	1,515
Net Assets	$73,840,147	$71,611,938	$4,193,977

Net Assets Consist of:
Paid-in capital	$73,337,888	$70,066,031	$4,211,937
Total distributable earnings (accumulated deficit)	502,259	1,545,907	(17,960)
Net Assets:	$73,840,147	$71,611,938	$4,193,977

Calculation of Net Asset Value Per Share:
Net Assets	$73,840,147	$71,611,938	$4,193,977
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	3,650,000	3,510,000	170,000
Net Asset Value per Share	$20.23	$20.40	$24.67

Cost of Investments in Securities	$75,273,675	$72,751,909	$4,241,945
Cost of required margin held as collateral for futures contracts	$27,600	$527,950	$—

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF OPERATIONS
For the Period Ended January 31, 2024 (Unaudited)

	Strive U.S. Energy ETF	Strive 500 ETF	Strive U.S. Semiconductor ETF	Strive Emerging Markets Ex-China ETF
Investment Income:
Dividend income (net of foreign withholding tax of $4,485, $0, $0, and $177,401, respectively)	$5,551,593	$2,378,513	$218,077	$1,137,819
Interest income	27,608	37,221	2,884	19,819
Securities lending income, net (Note 5)	78	2,822	569	—
Total investment income	5,579,279	2,418,556	221,530	1,157,638

Expenses:
Investment advisory fees (Note 4)	714,499	83,678	77,535	163,428
Overdraft fees expense	—	—	—	2,036
Net expenses	714,499	83,678	77,535	165,464

Net Investment Income (Loss)	4,864,780	2,334,878	143,995	992,174

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $0, $0, $0, and $1,038,152, respectively)	1,645,309	2,337,275	1,504,168	(3,660,999)
Foreign currency	—	—	—	(23,456)
	1,645,309	2,337,275	1,504,168	(3,684,455)
Net change in unrealized appreciation (depreciation) on:
Investments	(20,588,855)	21,424,673	2,061,464	(2,934,906)
Foreign currency	—	—	—	(329,219)
	(20,588,855)	21,424,673	2,061,464	(3,264,125)
Net realized and unrealized gain (loss) on investments:	(18,943,546)	23,761,948	3,565,632	(6,948,580)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,078,766)	$26,096,826	$3,709,627	$(5,956,406)

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF OPERATIONS
For the Period Ended January 31, 2024 (Unaudited)

	Strive 1000 Dividend Growth ETF	Strive 1000 Growth ETF	Strive 1000 Value ETF	Strive Small-Cap ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0, $96, $16, and $290, respectively)	$291,376	$170,644	$307,180	$256,288
Interest income	2,782	4,637	2,164	3,104
Securities lending income, net (Note 5)	514	273	565	10,111
Total investment income	294,672	175,554	309,909	269,503

Expenses:
Investment advisory fees (Note 4)	50,177	33,342	18,672	27,170
Net expenses	50,177	33,342	18,672	27,170

Net Investment Income (Loss)	244,495	142,212	291,237	242,333

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	26,914	41,239	(6,154)	465,423
	26,914	41,239	(6,154)	465,423
Net change in unrealized appreciation (depreciation) on:
Investments	1,562,137	3,405,141	559,169	48,905
	1,562,137	3,405,141	559,169	48,905
Net realized and unrealized gain (loss) on investments:	1,589,051	3,446,380	553,015	514,328
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,833,546	$3,588,592	$844,252	$756,661

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF OPERATIONS
For the Period Ended January 31, 2024 (Unaudited)

	Strive Enhanced Income Short Maturity ETF⁽¹⁾	Strive Total Return Bond ETF ⁽¹⁾	Strive FAANG 2.0 ETF⁽²⁾
Investment Income:
Interest income	$1,373,784	$1,461,420	$217
Dividend income (net of foreign withholding tax of $0, $0, and $609, respectively)	—	—	22,808
Total investment income	1,373,784	1,461,420	23,025

Expenses:
Investment advisory fees (Note 4)	56,049	122,636	5,581
Net expenses	56,049	122,636	5,581

Net Investment Income (Loss)	1,317,735	1,338,784	17,444

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	22,105	43,178	31,362
Futures contracts	(5,648)	(497,313)	—
Foreign currency	—	—	(339)
	16,457	(454,135)	31,023
Net change in unrealized appreciation (depreciation) on:
Investments	374,872	1,396,588	(53,809)
Futures contracts	48,103	555,952	—
Foreign currency	—	—	5,263
	422,975	1,952,540	(48,546)
Net realized and unrealized gain (loss) on investments:	439,432	1,498,405	(17,523)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,757,167	$2,837,189	$(79)

(1) The Fund commenced operations on August 10, 2023.
(2) The Fund commenced operations on August 31, 2023.
The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Strive U.S. Energy ETF		Strive 500 ETF
	For the Period Ended January 31, 2024 (Unaudited)	For the Period Ended July 31, 2023⁽¹⁾	For the Period Ended January 31, 2024 (Unaudited)	For the Period Ended July 31, 2023⁽²⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,864,780	$10,222,830	$2,334,878	$1,648,426
Net realized gain (loss) on investments	1,645,309	7,725,816	2,337,275	729,927
Net change in unrealized appreciation (depreciation) on investments	(20,588,855)	20,830,640	21,424,673	30,091,084
Net increase (decrease) in net assets resulting from operations	(14,078,766)	38,779,286	26,096,826	32,469,437

Distributions to Shareholders:
Distributable earnings	(4,991,269)	(9,891,239)	(2,225,553)	(1,419,614)
Total distributions to shareholders	(4,991,269)	(9,891,239)	(2,225,553)	(1,419,614)

Capital Share Transactions:
Proceeds from shares sold	5,795,387	423,825,077	149,482,644	229,618,180
Payments for shares redeemed	(24,777,937)	(92,509,749)	(11,555,475)	(8,799,490)
Transaction fees (See Note 1)	—	1	—	—
Net increase in net assets derived from net change in capital share transactions	(18,982,550)	331,315,329	137,927,169	220,818,690

Net Increase in Net Assets	(38,052,585)	360,203,376	161,798,442	251,868,513

Net Assets:
Beginning of period	360,203,376	—	251,868,513	—
End of period	$322,150,791	$360,203,376	$413,666,955	$251,868,513

Changes in Shares Outstanding:
Shares outstanding, beginning of period	12,260,000	—	8,600,000	—
Shares sold	200,000	15,500,000	5,120,000	8,950,000
Shares repurchased	(870,000)	(3,240,000)	(400,000)	(350,000)
Shares outstanding, end of period	11,590,000	12,260,000	13,320,000	8,600,000

(1) The Fund commenced operations on August 9, 2022.
(2) The Fund commenced operations on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Strive U.S. Semiconductor ETF		Strive Emerging Markets Ex-China ETF
	For the Period Ended January 31, 2024 (Unaudited)	For the Period Ended July 31, 2023⁽[1]⁾	For the Period Ended January 31, 2024 (Unaudited)	For the Period Ended July 31, 2023⁽[2]⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$143,995	$144,788	$992,174	$1,362,334
Net realized gain (loss) on investments & foreign currency	1,504,168	645,463	(3,684,455)	(1,324,066)
Net change in unrealized appreciation (depreciation) on investments & foreign currency	2,061,464	8,689,025	(3,264,125)	9,799,698
Net increase (decrease) in net assets resulting from operations	3,709,627	9,479,276	(5,956,406)	9,837,966

Distributions to Shareholders:
Distributable earnings	(140,476)	(137,017)	(1,303,510)	(462,914)
Total distributions to shareholders	(140,476)	(137,017)	(1,303,510)	(462,914)

Capital Share Transactions:
Proceeds from shares sold	12,331,422	31,001,497	18,734,690	143,615,130
Payments for shares redeemed	(4,321,823)	(3,717,350)	(84,440,260)	—
Transaction fees (See Note 1)	—	—	368,615	736,821
Net increase in net assets derived from net change in capital share transactions	8,009,599	27,284,147	(65,336,955)	144,351,951

Net Increase in Net Assets	11,578,750	36,626,406	(72,596,871)	153,727,003

Net Assets:
Beginning of period	36,626,406	—	153,727,003	—
End of period	$48,205,156	$36,626,406	$81,130,132	$153,727,003

Changes in Shares Outstanding:
Shares outstanding, beginning of period	1,000,000	—	5,700,000	—
Shares sold	350,000	1,150,000	700,000	5,700,000
Shares repurchased	(130,000)	(150,000)	(3,400,000)	—
Shares outstanding, end of period	1,220,000	1,000,000	3,000,000	5,700,000

(1) The Fund commenced operations on October 6, 2022.
(2) The Fund commenced operations on January 31, 2023.

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Strive 1000 Dividend Growth ETF		Strive 1000 Growth ETF
	For the Period Ended January 31, 2024 (Unaudited)	For the Period Ended July 31, 2023⁽¹⁾	For the Period Ended January 31, 2024 (Unaudited)	For the Period Ended July 31, 2023⁽¹⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$244,495	$105,293	$142,212	$54,117
Net realized gain (loss) on investments	26,914	30,599	41,239	28,675
Net change in unrealized appreciation (depreciation) on investments	1,562,137	1,475,928	3,405,141	3,157,479
Net increase (decrease) in net assets resulting from operations	1,833,546	1,611,820	3,588,592	3,240,271

Distributions to Shareholders:
Distributable earnings	(236,668)	(84,274)	(140,564)	(43,091)
Total distributions to shareholders	(236,668)	(84,274)	(140,564)	(43,091)

Capital Share Transactions:
Proceeds from shares sold	9,294,695	22,209,595	15,671,196	27,123,990
Payments for shares redeemed	(292,385)	(1,321,780)	(334,732)	(1,343,455)
Transaction fees (See Note 1)	—	—	—	1
Net increase in net assets derived from net change in capital share transactions	9,002,310	20,887,815	15,336,464	25,780,536

Net Increase in Net Assets	10,599,188	22,415,361	18,784,492	28,977,716

Net Assets:
Beginning of period	22,415,361	—	28,977,716	—
End of period	$33,014,549	$22,415,361	$47,762,208	$28,977,716

Changes in Shares Outstanding:
Shares outstanding, beginning of period	800,000	—	900,000	—
Shares sold	340,000	850,000	490,000	950,000
Shares repurchased	(10,000)	(50,000)	(10,000)	(50,000)
Shares outstanding, end of period	1,130,000	800,000	1,380,000	900,000

(1) The Fund commenced operations on November 10, 2022.

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Strive 1000 Value ETF		Strive Small-Cap ETF
	For the Period Ended January 31, 2024 (Unaudited)	For the Period Ended July 31, 2023⁽¹⁾	For the Period Ended January 31, 2024 (Unaudited)	For the Period Ended July 31, 2023⁽¹⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$291,237	$133,064	$242,333	$82,659
Net realized gain (loss) on investments	(6,154)	1,603	465,423	133,494
Net change in unrealized appreciation (depreciation) on investments	559,169	936,325	48,905	1,888,127
Net increase (decrease) in net assets resulting from operations	844,252	1,070,992	756,661	2,104,280

Distributions to Shareholders:
Distributable earnings	(280,036)	(102,472)	(254,778)	(67,734)
Total distributions to shareholders	(280,036)	(102,472)	(254,778)	(67,734)

Capital Share Transactions:
Proceeds from shares sold	9,238,962	17,387,200	18,399,880	24,431,395
Payments for shares redeemed	(1,271,270)	(1,255,190)	(5,938,460)	(2,628,360)
Transaction fees (See Note 1)	—	—	—	1
Net increase in net assets derived from net change in capital share transactions	7,967,692	16,132,010	12,461,420	21,803,036

Net Increase in Net Assets	8,531,908	17,100,530	12,963,303	23,839,582

Net Assets:
Beginning of period	17,100,530	—	23,839,582	—
End of period	$25,632,438	$17,100,530	$36,802,885	$23,839,582

Changes in Shares Outstanding:
Shares outstanding, beginning of period	650,000	—	850,000	—
Shares sold	360,000	700,000	690,000	950,000
Shares repurchased	(50,000)	(50,000)	(220,000)	(100,000)
Shares outstanding, end of period	960,000	650,000	1,320,000	850,000

(1) The Fund commenced operations on November 10, 2022.

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Strive Enhanced Income Short Maturity ETF	Strive Total Return Bond ETF	Strive FAANG 2.0 ETF
	For the Period Ended January 31, 2024 (Unaudited)⁽¹⁾	For the Period Ended January 31, 2024 (Unaudited)⁽¹⁾	For the Period Ended January 31, 2024 (Unaudited)⁽²⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,317,735	$1,338,784	$17,444
Net realized gain (loss) on investments, futures contracts & foreign currency	16,457	(454,135)	31,023
Net change in unrealized appreciation (depreciation) on investments, futures contracts & foreign currency	422,975	1,952,540	(48,546)
Net increase (decrease) in net assets resulting from operations	1,757,167	2,837,189	(79)

Distributions to Shareholders:
Distributable earnings	(1,254,908)	(1,291,282)	(17,881)
Total distributions to shareholders	(1,254,908)	(1,291,282)	(17,881)

Capital Share Transactions:
Proceeds from shares sold	75,764,660	70,066,031	4,708,277
Payments for shares redeemed	(2,426,772)	—	(496,340)
Net increase in net assets derived from net change in capital share transactions	73,337,888	70,066,031	4,211,937

Net Increase in Net Assets	73,840,147	71,611,938	4,193,977

Net Assets:
Beginning of period	—	—	—
End of period	$73,840,147	$71,611,938	$4,193,977

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	—	—
Shares sold	3,770,000	3,510,000	190,000
Shares repurchased	(120,000)	—	(20,000)
Shares outstanding, end of period	3,650,000	3,510,000	170,000

(1) The Fund commenced operations on August 10, 2023.
(2) The Fund commenced operations on August 31, 2023.
The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

FINANCIAL HIGHLIGHTS
For the Period Ended January 31, 2024

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
Strive U.S. Energy ETF
For the Period Ended January 31, 2024 (Unaudited)	$29.38	0.41	(1.57)	(1.16)	(0.42)	(0.42)	27.80	-4.04%	$322,151	0.41%	2.79%	3%
August 9, 2022(6) to July 31, 2023	$25.12	0.84	4.20	5.04	(0.78)	(0.78)	29.38	20.22%	$360,203	0.41%	3.04%	6%
Strive 500 ETF
For the Period Ended January 31, 2024 (Unaudited)	$29.29	0.22	1.75	1.97	(0.20)	(0.20)	31.06	6.79%	$413,667	0.0545%	1.52%	2%
September 15, 2022(6) to July 31, 2023	$25.10	0.35	4.10	4.45	(0.26)	(0.26)	29.29	17.85%	$251,869	0.05%	1.52%	3%
Strive U.S. Semiconductor ETF
For the Period Ended January 31, 2024 (Unaudited)	$36.63	0.13	2.88	3.01	(0.13)	(0.13)	39.51	8.28%	$48,205	0.40%	0.74%	4%
October 6, 2022(6) to July 31, 2023	$25.07	0.22	11.53	11.75	(0.19)	(0.19)	36.63	47.03%	$36,626	0.40%	0.92%	10%
Strive Emerging Markets Ex-China ETF
For the Period Ended January 31, 2024 (Unaudited)	$26.97	0.25	0.04	0.29	(0.22)	(0.22)	27.04	1.16%	$81,130	0.32%	1.94%	46%
January 31, 2023(6) to July 31, 2023	$25.17	0.29	1.59	1.88	(0.08)	(0.08)	26.97	7.49%	$153,727	1.29%	2.28%	39%
Strive 1000 Dividend Growth ETF
For the Period Ended January 31, 2024 (Unaudited)	$28.02	0.24	1.18	1.42	(0.22)	(0.22)	29.22	5.12%	$33,015	0.35%	1.71%	1%
November 10, 2022(6) to July 31, 2023	$24.59	0.30	3.35	3.65	(0.22)	(0.22)	28.02	14.90%	$22,415	0.35%	1.56%	18%
Strive 1000 Growth ETF
For the Period Ended January 31, 2024 (Unaudited)	$32.20	0.12	2.41	2.53	(0.12)	(0.12)	34.61	7.90%	$47,762	0.18%	0.77%	6%
November 10, 2022(6) to July 31, 2023	$24.51	0.16	7.64	7.80	(0.11)	(0.11)	32.20	31.88%	$28,978	0.18%	0.74%	2%
The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
Strive 1000 Value ETF
For the Period Ended January 31, 2024 (Unaudited)	$26.31	0.36	0.38	0.74	(0.35)	(0.35)	26.70	2.84%	$25,632	0.18%	2.81%	11%
November 10, 2022(6) to July 31, 2023	$24.45	0.47	1.72	2.19	(0.33)	(0.33)	26.31	9.03%	$17,101	0.18%	2.62%	4%
Strive Small-Cap ETF
For the Period Ended January 31, 2024 (Unaudited)	$28.05	0.21	(0.17)	0.04	(0.21)	(0.21)	27.88	0.20%	$36,803	0.18%	1.61%	20%
November 10, 2022(6) to July 31, 2023	$24.32	0.25	3.67	3.92	(0.19)	(0.19)	28.05	16.20%	$23,840	0.18%	1.34%	20%
Strive Enhanced Income Short Maturity ETF
August 10, 2023(6) to January 31, 2024 (Unaudited)	$20.00	0.57	0.12	0.69	(0.46)	(0.46)	20.23	3.49%	$73,840	0.25%	5.88%	21%
Strive Total Return Bond ETF
August 10, 2023(6) to January 31, 2024 (Unaudited)	$20.00	0.51	0.33	0.84	(0.44)	(0.44)	20.40	4.31%	$71,612	0.49%	5.35%	39%
Strive FAANG 2.0 ETF
August 31, 2023(6) to January 31, 2024 (Unaudited)	$25.13	0.16	(0.47)	(0.31)	(0.15)	(0.15)	24.67	-1.24%	$4,194	0.49%	1.53%	6%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS
January 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Each of Strive U.S. Energy ETF, Strive 500 ETF, Strive U.S. Semiconductor ETF, Strive Emerging Markets Ex-China ETF, Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive Small-Cap ETF, Strive Enhanced Income Short Maturity ETF, Strive Total Return Bond ETF and Strive FAANG 2.0 ETF (individually a “Fund” or collectively the “Funds”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of the Funds is considered non-diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services - Investment Companies.

Fund	Commencement of Operations	Creation Unit Size
Strive U.S. Energy ETF	August 9, 2022	10,000
Strive 500 ETF	September 15, 2022	10,000
Strive U.S. Semiconductor ETF	October 6, 2022	10,000
Strive Emerging Markets Ex-China ETF	November 10, 2022	100,000
Strive 1000 Dividend Growth ETF	November 10, 2022	10,000
Strive 1000 Growth ETF	November 10, 2022	10,000
Strive 1000 Value ETF	November 10, 2022	10,000
Strive Small-Cap ETF	November 10, 2022	10,000
Strive Enhanced Income Short Maturity ETF	August 10, 2023	10,000
Strive Total Return Bond ETF	August 10, 2023	10,000
Strive FAANG 2.0 ETF	August 31, 2023	10,000

The investment objective of the below Funds is to seek to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Strive U.S. Energy ETF	Solactive United States Energy Regulated Capped Index
Strive 500 ETF	Bloomberg US Large Cap Index
Strive U.S. Semiconductor ETF	Solactive United States Semiconductors 30 Capped Index
Strive Emerging Markets Ex-China ETF	Bloomberg Emerging Markets ex China Large & Mid Cap Index
Strive 1000 Dividend Growth ETF	Bloomberg U.S. 1000 Dividend Growth Index
Strive 1000 Growth ETF	Bloomberg U.S. 1000 Growth Index
Strive 1000 Value ETF	Bloomberg U.S. 1000 Value Index
Strive Small-Cap ETF	Bloomberg U.S. 600 Index
Strive FAANG 2.0 ETF	Bloomberg FAANG 2.0 Select Index

The investment objective of the Strive Enhanced Income Short Maturity ETF is to seek to provide current income while seeking to minimize price volatility and maintain liquidity and the investment objective of the Strive Total Return Bond ETF is to seek to maximize total return. Each Fund manages to its respective index.

Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Fund as applicable or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Funds effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which are payable to a Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of January 31, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of January 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Strive U.S. Energy ETF
Assets*
Common Stocks	$321,046,408	$—	$—	$321,046,408
Investments Purchased with Proceeds from Securities Lending	781,359	—	—	781,359
Money Market Funds	881,212	—	—	881,212
Total Investments in Securities	$322,708,979	$—	$—	$322,708,979

Strive 500 ETF
Assets*
Common Stocks	$402,018,468	$—	$—	$402,018,468
Real Estate Investment Trusts	8,569,882	—	—	8,569,882
Investments Purchased with Proceeds from Securities Lending	63,107	—	—	63,107
Money Market Funds	2,103,781	—	—	2,103,781
Total Investments in Securities	$412,755,238	$—	$—	$412,755,238

Strive U.S. Semiconductor ETF
Assets*
Common Stocks	$48,050,896	$—	$—	$48,050,896
Investments Purchased with Proceeds from Securities Lending	238,277	—	—	238,277
Money Market Funds	143,541	—	—	143,541
Total Investments in Securities	$48,432,714	$—	$—	$48,432,714

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Strive Emerging Markets Ex-China ETF
Assets*
Common Stocks	$78,466,216	$—	$—	$78,466,216
Preferred Stocks	2,451,332	—	—	2,451,332
Real Estate Investment Trusts	132,305	—	—	132,305
Rights	505	—	—	505
Money Market Funds	1,037,130	—	—	1,037,130
Total Investments in Securities	$82,087,488	$—	$—	$82,087,488

Strive 1000 Dividend Growth ETF
Assets*
Common Stocks	$31,833,018	$—	$—	$31,833,018
Real Estate Investment Trusts	1,029,235	—	—	1,029,235
Money Market Funds	128,866	—	—	128,866
Total Investments in Securities	$32,991,119	$—	$—	$32,991,119

Strive 1000 Growth ETF
Assets*
Common Stocks	$46,194,130	$—	$—	$46,194,130
Real Estate Investment Trusts	864,094	—	—	864,094
Contingent Value Rights	0	—	—	—
Investments Purchased with Proceeds from Securities Lending	34,415	—	—	34,415
Money Market Funds	437,129	—	—	437,129
Total Investments in Securities	$47,529,768	$—	$—	$47,529,768

Strive 1000 Value ETF
Assets*
Common Stocks	$24,294,609	$—	$—	$24,294,609
Real Estate Investment Trusts	1,005,151	—	—	1,005,151
Investments Purchased with Proceeds from Securities Lending	16,633	—	—	16,633
Money Market Funds	302,139	—	—	302,139
Total Investments in Securities	$25,618,532	$—	$—	$25,618,532

Strive Small-Cap ETF
Assets*
Common Stocks	$34,150,080	$—	$—	$34,150,080
Real Estate Investment Trusts	2,399,027	—	—	2,399,027
Investments Purchased with Proceeds from Securities Lending	666,803	—	—	666,803
Money Market Funds	250,864	—	—	250,864
Total Investments in Securities	$37,466,774	$—	$—	$37,466,774

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Strive Enhanced Income Short Maturity ETF
Assets*
Asset-backed Securities	$—	$21,663,133	$—	$21,663,133
Collateralized Mortgage Obligations	—	20,355,728	—	20,355,728
Corporate Bonds	—	18,464,692	—	18,464,692
Collateralized Loan Obligations	—	6,905,161	—	6,905,161
U.S. Treasury Obligations	—	1,761,071	—	1,761,071
Money Market Funds	2,560,895	—	—	2,560,895
U.S. Treasury Bills	—	3,937,868	—	3,937,868
Total Investments in Securities	$2,560,895	$73,087,653	$—	$75,648,548

Other Financial Instruments:
Futures**	$48,103	$—	$—	$48,103
Total Futures	$48,103	$—	$—	$48,103

Strive Total Return Bond ETF
Assets*
Mortgage-backed Securities	$—	$33,587,600	$—	$33,587,600
Asset-backed Securities	—	11,730,953	—	11,730,953
U.S. Treasury Obligations	—	10,353,801	—	10,353,801
Corporate Bonds	—	6,411,942	—	6,411,942
Collaterzlied Loan Obligations	—	3,491,894	—	3,491,894
Collateralized Mortgage Obligations	—	3,072,230	—	3,072,230
Money Market Funds	5,500,078	—	—	5,500,078
Total Investments in Securities	$5,500,078	$68,648,420	$—	$74,148,498

Other Financial Instruments:
Futures**	$555,952	$—	$—	$555,952
Total Futures	$555,952	$—	$—	$555,952

Strive FAANG 2.0 ETF
Assets*
Common Stocks	$4,173,891	$—	$—	$4,173,891
Money Market Funds	19,508	—	—	19,508
Total Investments in Securities	$4,193,399	$—	$—	$4,193,399

*	For further detail, see the Schedule of Investments.
**	The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of January 31, 2024.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

During the fiscal period ended January 31, 2024, the Funds other than Strive Emerging Markets Ex-China ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Strive Emerging Markets Ex-China ETF
Rights
Value, Beginning of Period	$275,658
Purchases	—
Proceeds from Sales	(267,243)
Net Realized Gains (Losses)	143,087
Return of Capital	—
Change in Unrealized Appreciation (Depreciation)	(151,502)
Transfers In/(Out) of Level 3	—
Value, End of Period	$—

B.Derivative Transactions The value of derivative instruments on the Statements of Assets and Liabilities for the Strive Enhanced Income Short Maturity ETF and Strive Total Return Bond ETF as of January 31, 2024, was as follows:

Fund	Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Strive Enhanced Income Short Maturity ETF	Futures Contracts	Interest Rate	Deposit at Broker for Futures	$76,914	$48,103
Strive Total Return Bond ETF	Futures Contracts	Interest Rate	Deposit at Broker for Futures	$869,028	$555,952
*Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the period ended January 31, 2024 for the Strive Enhanced Income Short Maturity ETF and Strive Total Return Bond ETF was as follows:

Fund	Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Strive Enhanced Income Short Maturity ETF	Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(5,648)
Strive Total Return Bond ETF	Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(497,313)

Fund	Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
Strive Enhanced Income Short Maturity ETF	Futures Contracts	Interest Rate	Net change in Unrealized appreication (depreciation) on futures contracts	$48,103
Strive Total Return Bond ETF	Futures Contracts	Interest Rate	Net change in Unrealized appreication (depreciation) on futures contracts	$555,952

The average notional value of the long futures contracts held in the Strive Enhanced Income Short Maturity ETF during the period ended January 31, 2024 was $3,330,144 and the average notional value of the long futures contracts held in Strive Total Return Bond ETF during the period ended January 31, 2024 was $14,962,790.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

Balance Sheet Offsetting Information

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of January 31, 2024, the Funds were not subject to any netting agreements.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of January 31, 2024.

	Strive Enhanced Income Short Maturity ETF
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities*	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$48,103	$—	$48,103	$—	$—	$48,103

	Strive Enhanced Income Short Maturity ETF
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities*	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$555,952	$—	$555,952	$—	$—	$555,952
*Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts, which is included in deposit at broker for futures on the Statements of Assets and Liabilities.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively. Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.Federal Income Taxes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

period ended January 31, 2024, 5he Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended January 31, 2024, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Funds’ Statement of Operations. During the fiscal period ended January 31, 2024, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for each Fund are declared and paid on a quarterly basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended July 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
Strive U.S. Energy ETF	$(10,039,714)	$10,039,714
Strive 500 ETF	(1,043,410)	1,043,410
Strive U.S. Semiconductor ETF	(786,208)	786,208
Strive Emerging Markets Ex-China ETF	—	—
Strive 1000 Dividend Growth ETF	(129,346)	129,346
Strive 1000 Growth ETF	(44,982)	44,982
Strive 1000 Value ETF	(40,987)	40,987
Strive Small-Cap ETF	(198,789)	198,789
Strive Enhanced Income Short Maturity ETF(1)	—	—
Strive Total Return Bond ETF(1)	—	—
Strive FAANG 2.0 ETF(2)	—	—

(1) The Fund commenced operations on August 10, 2023.
(2) The Fund commenced operations on August 31, 2023.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

NOTE 3 – RISKS

An investment in the Funds involves risk, including those described below. There is no assurance that the Funds will achieve its investment objective. An investor may lose money by investing in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Principal Risks	Strive 500 ETF	Strive 1000 Growth ETF	Strive 1000 Value ETF	Strive Small-Cap ETF	Strive 1000 Dividend Growth ETF
Concentration Risk	X	X	X	X	X
Consumer Discretionary Sector Risk		X	X	X
Dividend-Paying Common Equity Security Risk					X
Energy Sector Risk			X
Equity Investing Risk	X	X	X	X	X
ETF Risks	X	X	X	X	X
Financials Sector Risk			X	X	X
Geopolitical/Natural Disaster Risks	X	X	X	X	X
Growth Investing Risk		X			X
Healthcare Sector Risk		X	X	X	X
Index Calculation Risk	X	X	X	X	X
Index Rebalance Risk	X	X	X	X	X
Industrials Sector Risk			X	X	X
Investment Risk	X	X	X	X	X
Large-Cap Companies Risk	X	X	X		X
Limited Operating History Risk	X	X	X	X	X
Mid-Cap Companies Risk		X	X	X	X
Passive Investment Risk	X	X	X	X	X
REIT Risk		X	X	X
Small-Cap Companies Risk				X
Technology Sector Risk	X	X		X	X
Tracking Error Risk	X	X	X	X	X
Value Investing Risk			X
Communications Sector Risk		X

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

Principal Risks	Strive Emerging Markets Ex-China ETF	Strive U.S. Energy ETF	Strive U.S. Semi- conductor ETF	Strive FAANG 2.0 ETF
Aerospace and Defense Sector Risk				X
Agricultural Sector Risk				X
Canadian Investment Risk				X
Concentration Risk	X	X	X	X
Depositary Receipt Risk	X
Emerging Markets Risk	X
Energy Sector Risk		X
Equity Investing Risk	X	X	X	X
ETF Risks	X	X	X	X
Financials Sector Risk	X
Foreign Investment Risk	X			X
Geopolitical/Natural Disaster Risks	X	X	X	X
Gold and Precious Metals Risk				X
Index Calculation Risk	X	X	X	X
Index Rebalance Risk	X	X	X	X
Investment Risk	X	X	X	X
Large-Cap Companies Risk	X	X	X	X
Limited Operating History Risk	X	X	X
Mid-Cap Companies Risk	X	X	X	X
Natural Resources and Commodity-Related Industries Risk				X
New Fund Risk				X
Non-Diversification Risk		X	X	X
Nuclear Energy Sector Risk				X
Oil and Gas Sector Risk		X		X
Passive Investment Risk	X	X	X	X
REIT Risk	X
Sampling Risk	X
Semiconductor Sector Risk			X
Technology Sector Risk			X
Tracking Error Risk	X	X	X	X

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

Principal Risks	Strive Enhanced Income Short Maturity ETF	Strive Total Return Bond ETF
Debt Securities	X	X
Mortgage-Backed & Asset Backed Securities	X	X
To-Be-Announced (“TBA”) Transactions Risk	X	X
Dollar Roll Transaction	X	X
Derivatives Risk	X	X
LIBOR Transition	X	X
Structured Products	X	X
Currency	X	X
Hedging Risk	X	X
Defaulted Securities	X	X
Municipal Securities		X
Investment	X	X
U.S. Government Securities	X	X
Management	X	X
High-Yield Debt Securities (Junk Bonds)	X	X
Foreign Fixed-Income Investment	X	X
Financial Services Sector		X
Illiquid Investments	X	X
Repurchase Agreement	X	X
Reverse Repurchase Agreement	X	X
Variable and Floating Rate Securities	X	X
Liquidity	X	X
Real Estate Sector		X
Borrowing and Leverage	X	X
Rating Agencies	X	X
Concentration in Mortgage Loans, RMBS and CMBS	X	X

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

Strive Asset Management, LLC, serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

Angel Oak Capital Advisors, LLC (“Angel Oak”) serves as a sub-adviser to the Strive Enhanced Income Short Maturity ETF and Strive Total Return Bond ETF only. Pursuant to an investment sub-advisory agreement (the “Angel Oak Sub-Advisory Agreement”) among the Trust, the Adviser and the Angel Oak, the Angel Oak is responsible for Strive’s sector allocations and duration target for each fund, subject to the overall supervision and oversight of the Sub-Adviser, Adviser and the Board.

At a Board meeting held on July 21, 2023, the Trustees including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement and Sub-Advisory Agreement for each of the Strive Enhanced Income Short Maturity ETF, Strive Total Return Bond ETF and Strive FAANG 2.0 ETF.

The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

Strive U.S. Energy ETF	0.41%
Strive 500 ETF	0.0545%
Strive U.S. Semiconductor ETF	0.40%
Strive Emerging Markets Ex-China ETF	0.32%
Strive 1000 Dividend Growth ETF	0.35%
Strive 1000 Growth ETF	0.18%
Strive 1000 Value ETF	0.18%
Strive Small-Cap ETF	0.18%
Strive Enhanced Income Short Maturity ETF	0.25%
Strive Total Return Bond ETF	0.49%
Strive FAANG 2.0 ETF	0.49%
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.

As of the end of the current fiscal period, certain Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the Funds were as follows:

	Value of Securities on Loan	Payable for Collateral Received*	Percentage of Net Assets of Securities On Loan
Strive U.S. Energy ETF	$727,167	$781,359	0.23%
Strive 500 ETF	58,849	63,107	0.01%
Strive U.S. Semiconductor ETF	226,847	238,277	0.47%
Strive Emerging Markets Ex-China ETF	—	—	—%
Strive 1000 Dividend Growth ETF	—	—	—%
Strive 1000 Growth ETF	32,197	34,415	0.07%
Strive 1000 Value ETF	15,592	16,633	0.06%
Strive Small-Cap ETF	624,756	666,803	1.70%
Strive Enhanced Income Short Maturity ETF	—	—	—%
Strive Total Return Bond ETF	—	—	—%
Strive FAANG 2.0 ETF	—	—	—%

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Funds’ Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Funds during the fiscal period, were as follows:

Strive U.S. Energy ETF	$78
Strive 500 ETF	2,822
Strive U.S. Semiconductor ETF	569
Strive Emerging Markets Ex-China ETF	—
Strive 1000 Dividend Growth ETF	514
Strive 1000 Growth ETF	273
Strive 1000 Value ETF	565
Strive Small-Cap ETF	10,111
Strive Enhanced Income Short Maturity ETF	—
Strive Total Return Bond ETF	—
Strive FAANG 2.0 ETF	—

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended January 31, 2024, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Strive U.S. Energy ETF	$13,872,591	$11,238,285
Strive 500 ETF	20,746,468	7,661,250
Strive U.S. Semiconductor ETF	5,865,263	1,580,122
Strive Emerging Markets Ex-China ETF	48,319,563	104,134,941
Strive 1000 Dividend Growth ETF	1,094,962	274,278
Strive 1000 Growth ETF	2,828,189	2,248,146
Strive 1000 Value ETF	2,389,986	2,189,307
Strive Small-Cap ETF	6,536,011	6,013,423
Strive Enhanced Income Short Maturity ETF	77,528,428	9,024,823
Strive Total Return Bond ETF	85,204,692	18,134,305
Strive FAANG 2.0 ETF	626,562	130,585

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

For the fiscal period ended January 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Strive U.S. Energy ETF	$3,448,857	$24,384,424
Strive 500 ETF	134,337,390	11,323,807
Strive U.S. Semiconductor ETF	7,922,304	4,280,047
Strive Emerging Markets Ex-China ETF	1,680,113	12,187,042
Strive 1000 Dividend Growth ETF	8,260,430	126,503
Strive 1000 Growth ETF	14,424,577	283,492
Strive 1000 Value ETF	8,777,022	1,235,661
Strive Small-Cap ETF	17,608,114	5,688,889
Strive Enhanced Income Short Maturity ETF	—	—
Strive Total Return Bond ETF	—	—
Strive FAANG 2.0 ETF	4,175,795	481,732

For the fiscal period ended January 31, 2024, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Strive U.S. Energy ETF	$936,004	$1,929,820
Strive 500 ETF	1,721,946	1,042,265
Strive U.S. Semiconductor ETF	1,464,995	109,257
Strive Emerging Markets Ex-China ETF	(214,827)	—
Strive 1000 Dividend Growth ETF	392	53,597
Strive 1000 Growth ETF	27,416	66,345
Strive 1000 Value ETF	214,678	—
Strive Small-Cap ETF	1,090,195	114,366
Strive Enhanced Income Short Maturity ETF	—	—
Strive Total Return Bond ETF	—	—
Strive FAANG 2.0 ETF	36,322	—

There were no purchases or sales of U.S. Government securities during the fiscal period ended January 31, 2024 except for the following:

	Purchases	Sales
Strive Enhanced Income Short Maturity ETF	$1,931,289	$192,602
Strive Total Return Bond ETF	10,876,790	751,240

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at July 31, 2023 were as follows:

	Strive U.S. Energy ETF	Strive 500 ETF	Strive U.S. Semiconductor ETF
Tax cost of Investments	$340,403,747	$221,704,573	$28,049,070
Gross tax unrealized appreciation	30,816,758	33,925,270	9,181,233
Gross tax unrealized depreciation	(11,149,197)	(3,949,808)	(611,099)
Net tax unrealized appreciation (depreciation)	$19,667,561	$29,975,462	$8,570,134
Undistributed ordinary income	331,591	229,083	7,771
Undistributed long-term gain	—	—	—
Total distributable earnings	331,591	229,083	7,771
Other accumulated gain (loss)	(1,150,819)	(198,132)	(21,854)
Total accumulated gain (loss)	$18,848,333	$30,006,413	$8,556,051

	Strive Emerging Markets Ex-China ETF	Strive 1000 Dividend Growth ETF	Strive 1000 Growth ETF
Tax cost of Investments	$145,141,793	$20,982,610	$25,830,280
Gross tax unrealized appreciation	13,609,074	1,773,257	3,383,844
Gross tax unrealized depreciation	(4,845,314)	(354,258)	(237,646)
Net tax unrealized appreciation (depreciation)	$8,763,760	$1,418,999	$3,146,198
Undistributed ordinary income	786,005	21,019	11,319
Undistributed long-term gain	—	—	—
Total distributable earnings	786,005	21,019	11,319
Other accumulated gain (loss)	(174,713)	(41,818)	(5,319)
Total accumulated gain (loss)	$9,375,052	$1,398,200	$3,152,198

	Strive 1000 Value ETF	Strive Small-Cap ETF
Tax cost of Investments	$16,179,867	$22,164,642
Gross tax unrealized appreciation	1,297,658	2,504,780
Gross tax unrealized depreciation	(383,998)	(644,257)
Net tax unrealized appreciation (depreciation)	$913,660	$1,860,523
Undistributed ordinary income	33,009	19,759
Undistributed long-term gain	—	—
Total distributable earnings	33,009	19,759
Other accumulated gain (loss)	(19,136)	(42,525)
Total accumulated gain (loss)	$927,533	$1,837,757

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended July 31, 2023, the Funds did not defer any Post-October capital losses or qualified late year losses.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

At July 31, 2023, the Funds had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Strive U.S. Energy ETF	$(1,150,819)	$—
Strive 500 ETF	(198,132)	—
Strive U.S. Semiconductor ETF	(21,854)	—
Strive Emerging Markets Ex-China ETF	(174,713)	—
Strive 1000 Dividend Growth ETF	(41,818)	—
Strive 1000 Growth ETF	(5,319)	—
Strive 1000 Value ETF	(19,136)	—
Strive Small-Cap ETF	(42,525)	—
Strive Enhanced Income Short Maturity ETF(1)	—	—
Strive Total Return Bond ETF(1)	—	—
Strive FAANG 2.0 ETF(2)	—	—

(1) The Fund commenced operations on August 10, 2023.
(2) The Fund commenced operations on August 31, 2023.

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal periods ended January 31, 2024 and July 31, 2023, were as follows:

	Fiscal Period Ended January 31, 2024	Fiscal Period Ended July 31, 2023
	Ordinary Income	Ordinary Income
Strive U.S. Energy ETF	$4,991,269	$9,891,239
Strive 500 ETF	2,225,553	1,419,614
Strive U.S. Semiconductor ETF	140,476	137,017
Strive Emerging Markets Ex-China ETF	1,303,510	462,914
Strive 1000 Dividend Growth ETF	236,668	84,274
Strive 1000 Growth ETF	140,564	43,091
Strive 1000 Value ETF	280,036	102,472
Strive Small-Cap ETF	254,778	67,734
Strive Enhanced Income Short Maturity ETF(1)	1,254,908	—
Strive Total Return Bond ETF(1)	1,291,282	—
Strive FAANG 2.0 ETF(2)	17,881	—

(1) The Fund commenced operations on August 10, 2023.
(2) The Fund commenced operations on August 31, 2023.

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024 (Unaudited)

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to January 31, 2024, that materially impacted the amounts or disclosures in the Funds’ financial statements other than the below.

Effective on or about March 21, 2024, the Strive U.S. Semiconductors ETF index will change from the Solactive United States Semiconductors 30 Capped Index to the Bloomberg US Listed Semiconductors Select Index.

Effective on or about April 11, 2024, the Strive U.S. Energy ETF index will change from the Solactive United States Energy Regulated Capped Index to the Bloomberg US Energy Select Index.

STRIVE ETFs

EXPENSE EXAMPLE
January 31, 2024 (Unaudited)

As a shareholder of the each Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period ” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Strive U.S. Energy ETF¹
Actual	0.41%	$1,000.00	$959.60	$2.02
Hypothetical (5% annual return before expenses)	0.41%	1,000.00	1,023.08	2.08
Strive 500 ETF¹
Actual	0.0545%	$1,000.00	$1,067.90	$0.28
Hypothetical (5% annual return before expenses)	0.0545%	1,000.00	1,024.86	0.28
Strive U.S. Semiconductor ETF¹
Actual	0.40%	$1,000.00	$1,082.80	$2.09
Hypothetical (5% annual return before expenses)	0.40%	1,000.00	1,023.13	2.03
Strive Emerging Markets Ex-China ETF¹
Actual	0.32%	$1,000.00	$1,011.60	$1.64
Hypothetical (5% annual return before expenses)	0.32%	1,000.00	1,023.51	1.65
Strive 1000 Dividend Growth ETF¹
Actual	0.35%	$1,000.00	$1,051.20	$1.80
Hypothetical (5% annual return before expenses)	0.35%	1,000.00	1,023.38	1.78

STRIVE ETFs

EXPENSE EXAMPLE (CONTINUED)
January 31, 2024 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Strive 1000 Growth ETF¹
Actual	0.18%	$1,000.00	$1,079.00	$0.94
Hypothetical (5% annual return before expenses)	0.18%	1,000.00	1,024.23	0.92
Strive 1000 Value ETF¹
Actual	0.18%	$1,000.00	$1,028.40	$0.92
Hypothetical (5% annual return before expenses)	0.18%	1,000.00	1,024.23	0.92
Strive Small-Cap ETF¹
Actual	0.18%	$1,000.00	$1,002.00	$0.91
Hypothetical (5% annual return before expenses)	0.18%	1,000.00	1,024.23	0.92
Strive Enhanced Income Short Maturity ETF[2]
Actual	0.25%	$1,000.00	$1,034.90	$1.22
Hypothetical (5% annual return before expenses)	0.25%	1,000.00	1,023.88	1.27
Strive Total Return Bond ETF[2]
Actual	0.49%	$1,000.00	$1,043.10	$2.39
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.67	2.49
Strive FAANG 2.0 ETF[3]
Actual	0.49%	$1,000.00	$987.60	$2.05
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.67	2.49

1. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 184/366, to reflect the one-half year period.
2. The inception date for the Strive Enhanced Income Short Maturity ETF and Strive Total Return Bond ETF was August 10, 2023. Actual expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 175/366 to reflect the period. Hypothetical expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/366 to reflect the period.
3. The inception date for the Strive FAANG 2.0 ETF was August 31, 2023. Actual expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 154/366 to reflect the period. Hypothetical expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/366 to reflect the period.

STRIVE ETFs

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Operating Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the June 9, 2023, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2023. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Funds’ ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

STRIVE ETFs

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended July 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Strive U.S. Energy ETF	100.00%
Strive 500 ETF	97.13%
Strive U.S. Semiconductor ETF	100.00%
Strive Emerging Markets Ex-China ETF	60.10%
Strive 1000 Dividend Growth ETF	100.00%
Strive 1000 Growth ETF	100.00%
Strive 1000 Value ETF	96.54%
Strive Small-Cap ETF	74.13%
Strive Enhanced Income Short Maturity ETF(1)	—
Strive Total Return Bond ETF(1)	—
Strive FAANG 2.0 ETF(2)	—

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31, 2023 were as follows:

Strive U.S. Energy ETF	100.00%
Strive 500 ETF	93.95%
Strive U.S. Semiconductor ETF	100.00%
Strive Emerging Markets Ex-China ETF	0.24%
Strive 1000 Dividend Growth ETF	100.00%
Strive 1000 Growth ETF	100.00%
Strive 1000 Value ETF	93.89%
Strive Small-Cap ETF	68.41%
Strive Enhanced Income Short Maturity ETF(1)	—
Strive Total Return Bond ETF(1)	—
Strive FAANG 2.0 ETF(2)	—

(1) The Fund commenced operations on August 10, 2023.
(2) The Fund commenced operations on August 31, 2023.

STRIVE ETFs

FEDERAL TAX INFORMATION (UNAUDITED) (CONTINUED)

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the fiscal period ended July 31, 2023 were as follows:

Strive U.S. Energy ETF	0.00%
Strive 500 ETF	0.00%
Strive U.S. Semiconductor ETF	0.00%
Strive Emerging Markets Ex-China ETF	0.00%
Strive 1000 Dividend Growth ETF	0.00%
Strive 1000 Growth ETF	0.00%
Strive 1000 Value ETF	0.00%
Strive Small-Cap ETF	0.00%
Strive Enhanced Income Short Maturity ETF(1)	—
Strive Total Return Bond ETF(1)	—
Strive FAANG 2.0 ETF(2)	—

(1) The Fund commenced operations on August 10, 2023.
(2) The Fund commenced operations on August 31, 2023.

STRIVE ETFs

MANAGEMENT OF THE FUND

Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	49	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	49	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	49	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman	Indefinite term; Since 2014; President (2014 – 2023)	Founder and Executive Managing Member, EA Advisers (2013–present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010–present).	49	None

* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustee is available in the Statement of Additional Information (SAI).

STRIVE ETFs

MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer	Since 2023; Chief Compliance Officer (2015 – 2022); Secretary (2015 – 2023)	Chief Operating Officer and Managing Member, Alpha Architect (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Alyssa M. Bernard Born: 1988	Secretary	Since 2023	General Counsel, EA Advisers (October 2023–present); Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2021–2023); Assistant Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2018–2021).
Sean Hegarty Born: 1993	Treasurer, Chief Financial Officer and Comptroller	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President—Fund Administration, U.S. Bank Global Fund Services (2018–2022); Staff Accountant, Cohen & Company (2015–2018).
Jessica Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Capital (2015–2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Technology Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – present); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019–2022).

STRIVE ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (UNAUDITED)

The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met virtually on July 21, 2023, to consider the approval of Advisory Agreement between the Trust, on behalf of the Strive Enhanced Income Short Maturity ETF, Strive Total Return Bond ETF and Strive FAANG 2.0 ETF (each a “Fund” and collectively the “Funds”), and Empowered Funds, LLC (the “Adviser”), as well as to consider the approval of each Sub-Advisory Agreement between the Adviser, Strive Asset Management, LLC and Angel Oak Capital Management, LLC (each a “Sub-Adviser” or collectively, the “Sub-Advisers”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed Advisory Agreement and Sub-Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:
Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Strive FAANG 2.0 ETF (“FTWO”), Strive Total Return Bond ETF (“STXT”), and Strive Enhanced Income Short Maturity ETF (“BUXX”) (each a “New Fund” and collectively, the “New Funds”). In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the New Funds, and arranging service providers for the New Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the New Funds, executing all New Fund transactions (excluding those on behalf of STXT and BUXX), monitoring compliance with the New Funds’ objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s, the Strive Sub-Adviser’s and the AOCA Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s, the Strive Sub-Adviser’s, and the AOCA Sub-Adviser’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Strive Sub-Adviser and the AOCA Sub-Adviser. The Board also considered that the Strive Sub-Adviser would provide its services to the New Funds as a discretionary investment sub-adviser. The Board considered that AOCA Sub-Adviser provides its services to STXT and BUXX on a discretionary basis and will be responsible for portfolio implementation and security selection based on the yield curve and duration recommendations from Strive Sub-Adviser.

Performance. Performance information was not available for each New Fund as each had not yet commenced operations.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser, the Strive Sub-Adviser and the AOCA Sub-Adviser, respectively. With respect to the advisory fees and expense ratios for the New Funds, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds. The Board noted that, as it relates to FWTO, the Fund’s expense ratio and management fee were both below the average expense ratio and management fee when compared to its respective ETF and mutual fund peer groups. The Board noted that, as it relates to STXT, the Fund’s expense ratio was above the average expense ratio for its ETF peer group but below the average expense ratio for its mutual fund peer group. As it relates to STXT’s management fee, the Fund’s management fee was above both its ETF and mutual fund peer groups average management fee. The Board noted that, as it relates to BUXX, the Fund’s expense ratio was equal to the average expense ratio for its ETF peer group but below the average expense ratio for its mutual fund peer group. As it relates to BUXX’s management fee, the Fund’s management fee was above the average management fee for its ETF peer group but below the average management fee for its mutual fund peer group. The Board noted that many of the peers under consideration were large and likely enjoyed economies of scale that are not currently available to the Adviser and the Sub-Advisers. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. For FWTO the Adviser also presented two sets of independent peer analyses – the first being a mix of active and passive funds, with the second being an

STRIVE ETFs
BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)

active only peer group. For STXT and BUXX the Adviser provided two sets of independent peer analysis – the first including active ETFs that are classified as total return bond funds or short-term bond funds, respectively, with the second being active mutual funds that are classified as total return bond funds or short-term bond funds, respectively. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. The Board also considered the allocation of fees among the Adviser and the Strive Sub-Adviser.

The Board considered, among other information, the data provided in the third-party report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of the New Funds anticipated expense ratio against funds that were both exchanged-traded funds and mutual funds. The Board was agreeable to the fee levels.

Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser, the Strive Sub-Adviser and the AOCA Sub-Adviser (as applicable) in connection with providing their respective services to each New Fund. The Board reviewed estimated profit and loss information provided by the Adviser with respect to each New Fund and estimated data regarding the proposed sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage each New Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that the Adviser agreed to pay all expenses incurred by each New Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, the Strive Sub-Adviser, as the sponsor of each New Fund and the AOCA Sub-Adviser as it relates to STXT and BUXX. They also considered each New Fund’s projected asset totals. It was also noted that Strive continues to invest in it sales team and has recently added more compliance experience to its team.

Other Benefits. The Board further considered the extent to which the Adviser, the Strive Sub-Adviser or the AOCA Sub-Adviser might derive ancillary benefits from each New Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds.

Economies of Scale. The Board also considered whether economies of scale would be realized by each New Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees for FTWO do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale. The Board further noted that the proposed AOCA sub-advisory fees for STXT and BUXX include breakpoints that could potentially benefit the Adviser as each Fund grows its assets.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement, the Strive Sub-Advisory Agreement and the AOCA Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved each of the Advisory Agreement and Sub-Advisory Agreements, including the compensation payable under each Agreement.

STRIVE ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at https://strivefunds.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://strivefunds.com/.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at https://strivefunds.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser
Empowered Funds, LLC dba EA Advisers
19 East Eagle Road
Havertown, Pennsylvania 19083

Sub-Advisers
Strive Asset Management, LLC            Angel Oak Capital Advisors, LLC
6515 Longshore Loop, Suite 100            3344 Peachtree Road NE, Suite 1725
Dublin, Ohio 43017                Atlanta, Georgia 30326

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310,
Leawood, Kansas 66211

Strive U.S. Energy ETF        Strive 500 ETF        Strive U.S. Semiconductor ETF
Symbol – DRLL            Symbol – STRV        Symbol – SHOC
CUSIP – 02072L722        CUSIP – 02072L680    CUSIP – 02072L672

Strive Emerging Markets    Strive 1000 Dividend     Strive 1000 Growth ETF
Ex-China ETF            Growth ETF        Symbol – STXG
Symbol – STXE            Symbol – STXD        CUSIP – 02072L615
CUSIP – 02072L698        CUSIP – 02072L581

Strive 1000 Value ETF        Strive Small-Cap ETF    Strive Enhanced Income
Symbol – STXV            Symbol – STXK        Short Maturity ETF
CUSIP – 02072L599        CUSIP – 02072L573    Symbol – BUXX
CUSIP – 02072L441

Strive Total Return Bond ETF                Strive FAANG 2.0 ETF
Symbol – STXT                        Symbol – FTWO
CUSIP – 02072L458                    CUSIP – 02072L557

This material must be preceded or accompanied by a prospectus

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President and Chief Executive Officer

Date:	March 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick R. Cleary
Patrick Cleary, President and Chief Executive Officer

Date:	March 27, 2024

By (Signature and Title)	/s/ Sean R. Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer and Comptroller

Date:	March 27, 2024